UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.2%)
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,286
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,176
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,773
1 Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,174
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,042
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,732
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,636
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,442
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,605
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,597
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,009
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,573
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,780
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,893
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,228
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,133
				40,079
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,257
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	11,629
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	11,840
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,515	15,698
North Slope Borough AK	5.000%	6/30/18	13,035	14,562
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,187
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,038
				68,211
Arizona (1.5%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/19	2,140	2,455
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/20	6,000	7,009
Arizona Board Regents Arizona State University
System Revenue	5.000%	8/1/20	1,700	1,986
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/21	5,000	5,921

Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/21	10,000	11,841
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22	3,190	3,794
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/22	3,185	3,788
Arizona COP	5.000%	9/1/15 (4)	4,000	4,016
Arizona COP	5.000%	10/1/17	1,000	1,088
Arizona COP	5.000%	10/1/18	900	1,007
Arizona COP	4.000%	9/1/19	1,500	1,656
Arizona COP	5.000%	9/1/20	4,300	4,993
Arizona COP	5.000%	9/1/21	6,380	7,467
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,092
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,797
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	5,180
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	20,000	20,480
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	5,000	5,120
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	691
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,169
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,172
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	939
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,037
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	15,000	15,061
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,674
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,793
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,197
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	10,685
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	7,791
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,932
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	612
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,703
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,743
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,943
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,720
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,318
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,210
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,391
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,642
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,745

Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,505
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,160
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,184
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,584
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,361
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	2,118
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	19,985
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	14,674
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,612
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,318
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,551
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,146
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,733
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,075
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,112
3 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.030%	8/7/15	9,745	9,745
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	181
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,767
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,925
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,139
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,560
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,248
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,573
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,444
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,143
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	861
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,149

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,151
				308,862
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,038
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	858
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	5,960
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,377
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,123
				33,356
California (11.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,105
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,187
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,150
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	561
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,920
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,155
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5,600	5,001
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,029
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,802
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.990%	8/1/17	28,500	28,585
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,074
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,104
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,630
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	10/1/19	9,825	9,789
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,901
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	4,000	3,927
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	28,500	27,982
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.030%	8/7/15	9,270	9,270

3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.040%	8/7/15	4,910	4,910
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	15,200	15,473
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,337
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,285
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,561
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,119
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,361
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	12,495
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	23,713
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,478
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	27,396
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	65,039
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,753
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,548
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,658
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.320%	12/1/17	32,250	32,011
California Economic Recovery GO	5.000%	7/1/16	1,500	1,568
California Economic Recovery GO	5.000%	7/1/17	15,090	16,390
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	36,138
California Economic Recovery GO	5.000%	7/1/18	9,305	10,464
California GO	5.000%	3/1/16	3,210	3,300
California GO	5.000%	3/1/16 (14)	1,120	1,151
California GO	5.000%	3/1/16	4,460	4,585
California GO	5.000%	4/1/16	6,670	6,883
California GO	5.000%	8/1/16	2,825	2,959
California GO	5.000%	10/1/16	1,225	1,292
California GO	5.000%	11/1/16 (2)	5,375	5,688
California GO	5.000%	12/1/16	2,500	2,654
California GO	6.000%	2/1/17 (2)	3,500	3,788
California GO	5.000%	3/1/17 (14)	1,300	1,335
California GO	5.000%	3/1/17	3,755	4,018
2 California GO	0.770%	5/1/17	3,700	3,720
California GO	5.000%	9/1/17	4,250	4,633
California GO	5.000%	9/1/17	2,805	3,057

California GO	5.000%	10/1/17	20,000	21,864
California GO	5.000%	10/1/17	4,005	4,378
California GO	5.000%	9/1/18	32,260	36,273
California GO	5.000%	9/1/18	8,050	9,051
California GO	5.000%	10/1/18	34,000	38,324
California GO	5.000%	2/1/19	11,000	12,501
California GO	5.000%	9/1/19	19,000	21,939
California GO	5.000%	9/1/19	17,825	20,583
California GO	5.000%	2/1/20	44,500	51,707
California GO	5.000%	11/1/20	21,520	25,413
California GO	5.000%	12/1/20	25,475	30,134
California GO	5.000%	2/1/21	10,000	11,814
California GO	5.000%	10/1/21	28,000	33,423
California GO	5.000%	10/1/21	41,940	50,063
California GO	5.000%	11/1/21	49,440	59,083
2 California GO PUT	0.570%	12/1/16	7,500	7,505
2 California GO PUT	0.831%	12/1/17	14,250	14,404
2 California GO PUT	0.470%	5/1/18	29,500	29,316
2 California GO PUT	0.961%	12/3/18	6,500	6,613
3 California GO TOB VRDO	0.170%	8/7/15 LOC	18,740	18,740
California GO VRDO	0.010%	8/7/15 LOC	17,050	17,050
California GO VRDO	0.010%	8/7/15 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,804
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,264
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,366
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	8,825	8,945
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,091
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,663
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,173
3 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	8/7/15 LOC	10,700	10,700
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	5,065
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	896
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,644
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	21,094
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	27,206
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,783
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	7,197
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,348

2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.883%	8/1/18	29,000	29,857
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	22,200	22,194
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	5,800	5,798
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	8,500	8,452
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	32,200	32,017
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/18	30,000	29,791
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,501
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,214
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,541
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.520%	4/2/18	14,000	13,904
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,007
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.430%	10/1/15	5,550	5,550
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	8/3/15 LOC	3,300	3,300
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,396
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,808
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,356
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,785
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,864
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,499
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,076
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,340
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,040
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,988
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,415

California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	6,067
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,711
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,522
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,362
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,459
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	3,009
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,426
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,558
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,276
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,095
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	12,876
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,108
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,938
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,353
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,820
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,778
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,183
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,315
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,544
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,357
California State University Systemwide Revenue	5.000%	11/1/17	5,505	6,041
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,528
3 California State University Systemwide Revenue
TOB VRDO	0.030%	8/7/15	2,315	2,315
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,276
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	570
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	377
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	320

California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	292
3 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.220%	8/7/15	6,195	6,195
3 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.190%	8/7/15 (4)	39,400	39,400
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,185
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,652
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	5,393
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	839
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,010
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	631
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,380	2,625
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,695	3,031
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,261
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,442
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,782
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,404
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.495%	12/15/15	23,750	23,751
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,650
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,299
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,591
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	20,495	21,783
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	57,663
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,677
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,292

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,223
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	2,029
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,163
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,051
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,552
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,198
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,936
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,307
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,201
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,448
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	720
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	351
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	819
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,708
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,811
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,980
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,663
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,147
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,489
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,500	8,570
Los Angeles CA GO	5.000%	9/1/17	32,500	35,474
Los Angeles CA GO	5.000%	9/1/19	5,000	5,784
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	20,445
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	20,696
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	15,201
Los Angeles CA Unified School District GO	5.000%	7/1/19	11,100	12,778
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	8,098
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,796
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	20,216
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	26,482
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	24,595
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	17,347
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	23,306
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,222
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,098
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,613
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,431

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	840
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,150
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	585
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,112
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,273
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,340
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,817
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,665	1,676
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	925	933
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	2,125	2,143
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	3,000	2,992
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	25,710	25,638
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	15,290	15,247
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	840
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,454
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	576
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	880
Northern California Gas Authority No. 1
Revenue	0.820%	7/1/19	12,815	12,509
Nuveen California AMT-Free Municipal Income
Fund VRDP VRDO	0.130%	8/7/15 LOC	8,800	8,800
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,200
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,790
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,724
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,709
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	4,000	4,631
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,583
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,157
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,281
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,626
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,191
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	558

Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	977
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,058
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	54
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,042
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/16 (Prere.)	5,000	5,216
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,180
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	946
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	689
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,000
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	5,677
3 San Diego CA Community College District GO
TOB VRDO	0.030%	8/7/15	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	12,293
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	14,536
3 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.030%	8/7/15	9,900	9,900
3 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.030%	8/7/15	6,450	6,450
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	9,452
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	17,841
3 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.030%	8/7/15	2,000	2,000
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	3.000%	8/1/16	3,000	3,079
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,400	2,553
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	3,000	3,352
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,292
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,749
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,354
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,256
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,191

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,083
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,118
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,150
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,172
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	593
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,213
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	586
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/15	500	501
South Orange County CA Public Financing
Authority Special Tax Revenue	3.000%	8/15/16	500	513
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,130
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	687
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,239
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,080
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,727
University of California Revenue	5.000%	5/15/17	2,250	2,430
University of California Revenue	5.000%	5/15/18	2,000	2,233
University of California Revenue	5.000%	5/15/19	4,435	5,097
University of California Revenue	5.000%	5/15/21	2,725	3,255
University of California Revenue	5.000%	5/15/21	8,250	9,830
3 University of California Revenue TOB VRDO	0.030%	8/7/15	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	2,878
				2,366,468
Colorado (0.8%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,450
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,054
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,842
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,207
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,332
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	8/7/15	9,995	9,995

3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	8/7/15	12,495	12,495
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,487
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	674
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,316
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,000	1,089
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,278
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,613
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,282
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,227
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,540
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	3,944
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,407
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,308
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,303
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,261
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,478
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,647
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,513
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,872
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,935
E-470 Public Highway Authority Colorado
Revenue	3.000%	9/1/16	100	102
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	537
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,000	1,125
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,781
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,000	1,143
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.200%	8/31/17	7,500	7,501
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.770%	9/1/17 (14)	7,000	7,033
Jefferson County CO School District GO	5.000%	12/15/15 (Prere.)	7,985	8,129
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	23,778

University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,229
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,145
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,864
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,360
				162,276
Connecticut (2.8%)
Connecticut GO	5.250%	11/1/15	1,000	1,013
Connecticut GO	5.000%	11/15/15 (Prere.)	7,070	7,168
Connecticut GO	5.000%	1/1/16	30,000	30,603
Connecticut GO	5.000%	3/1/16	4,705	4,836
Connecticut GO	5.000%	5/1/16	10,000	10,356
2 Connecticut GO	0.670%	5/15/16	8,300	8,322
2 Connecticut GO	0.610%	8/15/16	4,500	4,514
2 Connecticut GO	0.450%	9/15/16	3,000	3,002
Connecticut GO	0.250%	1/1/17	12,735	12,735
Connecticut GO	5.000%	4/1/17	1,165	1,247
2 Connecticut GO	0.790%	5/15/17	23,000	23,012
Connecticut GO	0.280%	7/1/17	15,825	15,825
Connecticut GO	5.000%	7/15/17	5,000	5,402
2 Connecticut GO	0.540%	9/15/17	1,750	1,742
Connecticut GO	5.000%	12/1/17	15,000	15,954
Connecticut GO	0.280%	1/1/18	13,315	13,315
2 Connecticut GO	0.370%	1/1/18	4,905	4,858
2 Connecticut GO	0.440%	3/1/18	2,500	2,471
2 Connecticut GO	0.900%	4/15/18	6,750	6,751
Connecticut GO	5.000%	6/1/18	14,955	16,575
Connecticut GO	5.000%	7/15/18	10,000	11,122
2 Connecticut GO	0.900%	8/15/18	3,000	3,000
Connecticut GO	5.000%	11/1/18	1,000	1,121
2 Connecticut GO	0.510%	3/1/19	2,300	2,270
2 Connecticut GO	0.570%	3/1/19	2,000	1,980
2 Connecticut GO	1.120%	4/15/19	6,000	6,052
2 Connecticut GO	1.120%	5/15/19	5,000	5,032
Connecticut GO	5.000%	6/1/19	44,265	50,295
2 Connecticut GO	0.940%	9/15/19	4,000	3,976
2 Connecticut GO	0.670%	3/1/20	7,500	7,429
Connecticut GO	5.000%	6/15/20	17,975	20,841
Connecticut GO	5.000%	12/15/20	5,865	6,861
Connecticut GO	5.000%	3/15/21	7,035	8,205
Connecticut GO	5.000%	11/15/21	7,075	8,321
Connecticut GO	5.000%	11/15/21	10,000	11,761
Connecticut GO	5.000%	3/15/22	9,620	11,292
2 Connecticut GO PUT	0.670%	9/15/17	7,150	7,115
2 Connecticut GO PUT	1.370%	3/1/18	17,500	17,485
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,252
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,880
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,850
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,293

Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	3,094
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,832
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	19,917
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,219
2 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	0.675%	7/1/19	15,000	15,124
1 Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program)	3.500%	11/15/45	12,400	13,207
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	8,250	8,944
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	6,020	6,461
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,900	3,130
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.010%	8/3/15	3,600	3,600
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,429
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,101
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,311
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,662
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,678
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,780
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	13,403
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	233
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	473
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,326
University of Connecticut GO	5.000%	2/15/22	10,250	12,076
University of Connecticut GO	5.000%	2/15/22	2,940	3,468
				594,602
Delaware (0.4%)
Delaware GO	5.000%	7/1/17	5,250	5,692
Delaware GO	5.000%	10/1/18	3,540	3,994
Delaware GO	5.000%	7/1/21	15,510	18,514
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,751
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,234
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	259
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,962

Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	291
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,667
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	383
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,524
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	4,682
New Castle County DE GO	5.000%	10/1/21	7,575	9,079
New Castle County DE GO	5.000%	10/1/22	7,995	9,663
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,748
				81,443
District of Columbia (0.4%)
2 District of Columbia Income Tax Revenue	0.320%	12/1/17	11,275	11,191
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,232
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,949
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,742
3 District of Columbia Income Tax Revenue TOB
VRDO	0.030%	8/7/15	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.230%	8/7/15 LOC	39,200	39,200
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.600%	6/1/16	6,000	6,006
3 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.040%	8/7/15	3,980	3,980
				81,725
Florida (4.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,072
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,478
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	572
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,154
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,153
Broward County FL Airport System Revenue	5.000%	10/1/16	700	737
Broward County FL Airport System Revenue	5.000%	10/1/19	500	574
Broward County FL Airport System Revenue	5.000%	10/1/19	750	861
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,238
Broward County FL Airport System Revenue	5.000%	10/1/21	480	565
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,894
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,293
3 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.030%	8/7/15	5,665	5,665
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,819
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,150	15,722
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	22,000	22,830
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,176
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	20,480

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,617
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	25,000	28,943
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	38,046
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	40,549
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,637
1 Duval County FL School Board COP	5.000%	7/1/20	750	867
1 Duval County FL School Board COP	5.000%	7/1/21	1,020	1,190
1 Duval County FL School Board COP	5.000%	7/1/22	1,030	1,207
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,027
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,526
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	7,825
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,706
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	14,799
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	12,544
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,034
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	19,157
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	20,374
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	17,373
3 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.030%	8/7/15	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,562
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,307
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	578
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	989
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,695
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,152
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,458
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,207
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,631
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,454
1 Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,839
1 Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,204
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/19	825	925
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/20	765	868
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/21	1,195	1,365
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/22	1,000	1,144

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,115
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,445
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,631
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	10,248
1 Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,200	2,543
1 Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,700	1,981
1 Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,500	1,756
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	4,926
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,580
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,091
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,865
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	15,805
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,350
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,247
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	3,948
2 Lakeland FL Energy System Revenue	0.770%	10/1/17	10,000	10,027
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,937
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,349
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/16	200	208
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	200	213
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	416
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,193
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,857
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	456
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,224
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,169
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,744
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,936
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,175
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,250	2,627

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	625	735
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,123
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,384
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,493
Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	4.500%	6/1/21	840	890
Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	5.000%	6/1/22	985	1,066
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,408
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,200	7,433
3 Miami-Dade County FL School Board COP TOB
VRDO	0.030%	8/7/15 LOC	8,000	8,000
3 Miami-Dade County FL School Board COP TOB
VRDO	0.120%	8/7/15 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,199
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,427
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,287
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.060%	8/7/15 (4)	3,800	3,800
3 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.170%	8/7/15 (4)	13,995	13,995
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,050
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,472
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,000
Orange County FL School Board COP	5.000%	8/1/16	700	732
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,626
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,565
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,027
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	17,121
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,944
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,162
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	5,070
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,103
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	10,027
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,271
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,313

Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,528
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,392
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,534
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,276
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,348
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	806
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,087
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	969
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,334
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	674
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	3,045
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,681
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	842
3 Palm Beach County FL School Board COP TOB
VRDO	0.030%	8/7/15	11,420	11,420
3 Palm Beach County FL School Board COP TOB
VRDO	0.060%	8/7/15	6,100	6,100
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,158
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	836
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,774
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,131
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,375
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,040
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,724
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,690
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,283

Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,375
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,441
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,752
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,900
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/16	3,000	3,174
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,735
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,968
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,202
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/15	4,305	4,333
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	4,759
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	4,919
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,342
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,140
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	882
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,471
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,719
				829,521
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,770
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,344
Atlanta GA Airport Revenue	5.000%	1/1/18	500	550
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,893
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,392
Atlanta GA Airport Revenue	5.000%	1/1/21	750	875
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	9,919
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,363
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,981
2 Atlanta GA Water & Wastewater Revenue PUT	1.627%	11/1/18	47,300	48,573
3 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.120%	8/7/15	9,995	9,995
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,344
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,151
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,151

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,232
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,306
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,015
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,566
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,190
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,642
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,190
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,616
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	471
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,187
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	960
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,337
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,380
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,101
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	283
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	404
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,083
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,139
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,719
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,176
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,122
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,150
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,495
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,455
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	2,500	2,503
3 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.030%	8/7/15	11,415	11,415
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.970%	2/18/20	17,575	17,401
Georgia GO	5.000%	7/1/16	5,000	5,217
Georgia GO	5.000%	7/1/16	9,500	9,913

Georgia GO	5.000%	7/1/16	20,000	20,869
Georgia GO	5.000%	10/1/16	1,910	2,014
Georgia GO	5.000%	7/1/17	2,840	3,078
Georgia GO	5.000%	7/1/17	13,695	14,842
Georgia GO	5.000%	7/1/18	2,340	2,617
Georgia GO	4.000%	11/1/18	11,000	12,075
Georgia GO	5.000%	12/1/18	7,800	8,833
Georgia GO	5.000%	9/1/20	10,100	11,914
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	4,190	4,514
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,488
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	3,956
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,130
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	866
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	29,391
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,326
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	20,542
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,125	8,440
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,898
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,902
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,705
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,164
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,824
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,876
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	16,070	16,440
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,558
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,630
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	2,055
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,657
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,272
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,605
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.300%	7/1/17	18,000	17,940
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.320%	7/1/17	17,500	17,446
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,021
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,535	5,646
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,655	14,558

Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,639
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,405
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,561
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	8,671
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,243
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,723
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,166
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,765
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,185
				559,419
Guam (0.0%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,128
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	685
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,600
Guam Power Authority Revenue	5.000%	10/1/18	475	526
Guam Power Authority Revenue	5.000%	10/1/20	520	594
				4,533
Hawaii (1.0%)
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,237
Hawaii GO	5.000%	6/1/16	13,920	14,474
Hawaii GO	5.000%	12/1/18	17,250	19,509
Hawaii GO	5.000%	6/1/19	6,960	7,977
Hawaii GO	5.000%	6/1/19	2,370	2,716
Hawaii GO	5.000%	8/1/19	3,735	4,294
Hawaii GO	5.000%	8/1/19	3,500	4,024
Hawaii GO	5.000%	11/1/19	11,960	13,846
Hawaii GO	5.000%	11/1/19	40,725	47,147
Hawaii GO	5.000%	12/1/19	5,000	5,799
Hawaii GO	5.000%	8/1/20	10,985	12,893
Hawaii GO	5.000%	8/1/20	13,905	16,320
Hawaii GO	5.000%	8/1/21	12,610	14,966
Hawaii GO	5.000%	8/1/21	7,000	8,308
Hawaii GO	5.000%	8/1/22	6,000	7,180
Hawaii GO	5.000%	8/1/22	2,500	2,992
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,265
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,160
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,485
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,041
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,513
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,938
Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,784
Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,683
Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,307
				216,858

Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/20	5,000	5,856
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/21	2,000	2,365
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/22	2,000	2,382
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/23	4,400	5,268
				15,871
Illinois (4.2%)
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,530
Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,556
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,179
Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,131
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,046
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,015
Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,307
2 Chicago IL Board of Education GO PUT	0.710%	6/2/16	23,950	23,396
2 Chicago IL Board of Education GO PUT	4.020%	3/1/17	10,000	10,021
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,152
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,731
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,634
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	4,470	5,263
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/21	5,105	6,010
Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,375
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	794
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	7,943
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,821
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,950	2,112
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,363
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,170	1,295
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,119
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 (4)	21,135	21,135
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 LOC	12,745	12,745
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.200%	8/7/15	24,520	24,520
Chicago IL Water Revenue	5.000%	11/1/18	675	733
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,084
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,106
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,777
Cook County IL GO	5.000%	11/15/18	2,000	2,172
Cook County IL GO	5.000%	11/15/19	1,500	1,656
Cook County IL GO	5.000%	11/15/20	1,500	1,665
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	4,962
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	10,500	10,500
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,142
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,344

Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,181
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	30,391
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,719
3 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.030%	8/7/15	14,840	14,840
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	3,275	3,516
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,621
3 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.140%	8/7/15 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	256
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,230
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	557
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,275
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,088
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,453
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,446
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,771
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,819
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.020%	8/7/15	34,255	34,255
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.010%	8/3/15	2,100	2,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,200
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,552
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,681
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	569
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,154
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,160
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,161
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,126
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,218
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,503
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,007

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,195
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,450	2,449
Illinois GO	5.000%	8/1/15	11,240	11,240
Illinois GO	5.500%	8/1/15 (14)	1,020	1,020
Illinois GO	5.500%	8/1/17 (14)	1,425	1,519
Illinois GO	5.000%	4/1/18	2,500	2,664
Illinois GO	5.000%	5/1/18	8,000	8,534
Illinois GO	5.000%	8/1/18	22,000	23,538
Illinois GO	5.250%	1/1/19	8,060	8,707
Illinois GO	5.000%	2/1/19	875	939
Illinois GO	5.000%	8/1/19	26,625	28,759
Illinois GO	5.000%	2/1/20	3,000	3,245
Illinois GO	5.000%	3/1/20	10,115	10,947
Illinois GO	5.000%	4/1/20	2,000	2,166
Illinois GO	5.000%	5/1/20	24,500	26,544
Illinois GO	5.000%	7/1/20	12,500	13,557
Illinois GO	5.000%	8/1/20 (4)	6,500	7,183
Illinois GO	5.000%	1/1/21 (4)	8,425	9,157
Illinois GO	5.000%	2/1/21	4,100	4,434
Illinois GO	5.000%	4/1/21	8,500	9,195
Illinois GO	5.000%	5/1/21	17,000	18,394
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,405
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,135
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	17,345
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,111
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,870
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,125
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	23,127
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,745
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	23,318
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,803
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,639
3 Illinois Toll Highway Authority Revenue TOB
VRDO	0.040%	8/7/15	10,435	10,435
Illinois Toll Highway Authority Revenue VRDO	0.050%	8/7/15	30,795	30,795
3 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	7,915	7,915
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,055
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	17,875	18,920
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,280
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	4,944
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,828
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,498
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,134
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,685
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	8/7/15 LOC	5,500	5,500
3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	8/7/15 (14)LOC	9,715	9,715

3 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.150%	8/7/15	14,200	14,200
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,362
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	10,251
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,060
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,579
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,200
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	695
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	733
University of Illinois (Utility Infrastructure Project)
COP VRDO	0.020%	8/7/15	31,530	31,530
				885,506
Indiana (1.0%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,040
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,545
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,613
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,168
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,636
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	988
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,525
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,652
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,170
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,866
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,963
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	4,203
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	4,066
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	906
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,124

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,488
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	859
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,135
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,117
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	384
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	436
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	978
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	446
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,972
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,183
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,448
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16 (Prere.)	65	68
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,630	2,748
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	7,090
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	8,000	8,489
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,644
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,086
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,115
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,485
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,720
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,154
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,591
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	969
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	579
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,558
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,356
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,083
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/17	1,890	1,977
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,153
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,469

Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	986
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,529
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,577
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,677
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,781
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,889
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,990
3 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.030%	8/7/15	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,375
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,057
				202,373
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,305
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,695
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,412
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,617
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	31,500	33,279
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	2,500	2,645
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	11,195
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	12,019
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,399
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	5,699
				81,265
Kansas (0.4%)
2 Kansas Department of Transportation Highway
Revenue	0.365%	9/1/17	4,000	3,989
2 Kansas Department of Transportation Highway
Revenue	0.445%	9/1/18	3,500	3,485
2 Kansas Department of Transportation Highway
Revenue	0.525%	9/1/19	3,000	2,968
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,066
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,138
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,297

Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	20,701
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,405
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	20,691
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	5,724
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,017
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,683
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,007
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,056
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,239
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,538
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	572
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,817
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	886
				87,279
Kentucky (0.9%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,435	11,452
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,795
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.029%	2/1/20	25,000	25,017
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,859
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,025	6,920
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,890
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	40,338
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,441
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	5,635
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	18,403
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,284
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	17,644

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	29,922
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,784
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	4,993
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,563
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16 (ETM)	990	1,036
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,202
				199,178
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,525
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.631%	8/1/18	24,515	24,321
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,124
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,355
1 Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,151
1 Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,158
1 Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,321
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	9,148
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,776
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,657
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.601%	5/1/17	44,500	44,566
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.601%	5/1/18	12,500	12,531
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.681%	5/1/18	5,000	4,995
Louisiana GO	5.000%	8/1/16	5,000	5,233
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,000
Louisiana GO	5.000%	5/1/22	10,320	12,107
Louisiana GO	5.000%	5/1/22	2,800	3,285
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,478
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,146
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,548
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,300
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	1,365	1,429
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,013
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,180

Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,264
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	337
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	514
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	399
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,164
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,419
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,272
New Orleans LA GO	5.000%	12/1/18	4,065	4,510
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	551
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	564
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,844
New Orleans LA Water Revenue	5.000%	12/1/20	400	459
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,742
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	9,220	10,010
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,788
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,085	9,195
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,146
				208,525
Maine (0.0%)
Maine Municipal Bond Bank Infrastructure
Revenue (TransCap Project)	5.000%	9/1/16	4,225	4,436

Maryland (3.0%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,946
Anne Arundel County MD GO	5.000%	4/1/19	2,640	3,014
Baltimore County MD GO	5.000%	2/1/18	2,900	3,202
Baltimore County MD GO	5.000%	2/1/18	9,000	9,936
Baltimore County MD GO	5.000%	2/1/20	2,100	2,444
Baltimore County MD GO	5.000%	10/15/21	10,400	12,379
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	547
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,571
Howard County MD GO	5.000%	2/15/17	3,450	3,688
Howard County MD GO	5.000%	2/15/18	3,895	4,306
Howard County MD GO	5.000%	2/15/19	3,830	4,359
Howard County MD GO	5.000%	8/15/19	5,000	5,772
Howard County MD GO	5.000%	2/15/20	4,475	5,213
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,612
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	16,000
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	18,312
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	46,538

Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,900
Maryland GO	5.000%	3/1/16	10,000	10,281
Maryland GO	5.000%	11/1/16	15,350	16,237
Maryland GO	5.000%	8/1/17	5,000	5,434
Maryland GO	5.000%	8/1/17	5,070	5,510
Maryland GO	5.000%	8/1/17	26,445	28,742
Maryland GO	5.000%	8/1/17	8,495	9,233
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	3,038
Maryland GO	5.000%	3/1/18	1,150	1,273
Maryland GO	5.250%	3/1/18	2,400	2,672
Maryland GO	5.000%	8/1/18	24,160	27,089
Maryland GO	5.000%	8/1/18	28,795	32,286
Maryland GO	5.000%	11/1/18	2,525	2,852
Maryland GO	5.000%	8/1/19 (Prere.)	28,995	33,371
Maryland GO	5.000%	11/1/19	4,265	4,948
Maryland GO	4.500%	8/1/20	4,215	4,859
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,425
Maryland GO	4.000%	8/1/21	20,000	22,669
Maryland GO	5.000%	8/1/21	30,000	35,823
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	902
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	932
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,152
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.275%	11/15/16	2,000	2,016
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.955%	11/15/17	5,930	5,969
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.955%	11/15/17	19,645	19,775
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.705%	5/15/18	5,100	5,090
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.725%	5/15/18	9,500	9,486
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,228
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,628
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,565
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,606
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/20	2,170	2,535
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/21	1,785	2,101

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/22	4,600	5,430
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,000	1,087
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	741
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	569
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,390
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,618
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,837
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,611
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	8,140
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,774
Montgomery County MD GO	5.000%	11/1/16	4,730	5,003
Montgomery County MD GO	5.000%	8/1/17	12,100	13,151
Montgomery County MD GO	5.000%	11/1/17	4,800	5,261
Montgomery County MD GO	5.000%	7/1/18	3,400	3,802
Montgomery County MD GO	5.000%	7/1/18	32,050	35,844
Montgomery County MD GO	5.000%	8/1/18	2,000	2,242
Montgomery County MD GO	5.000%	11/1/19	2,840	3,295
Montgomery County MD GO	5.000%	11/1/21	22,680	27,188
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,712
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,322
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,051
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,864
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,591
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,060	1,063
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.375%	7/1/21	4,500	4,545
				620,597
Massachusetts (4.4%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,399
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,184

3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	8/7/15	19,883	19,882
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,499
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,493
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,995
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,371
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,367
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16 (ETM)	800	834
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	800	826
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,109
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,097
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	485
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	476
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.570%	9/30/16	11,000	11,021
3 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.160%	8/7/15 LOC	11,630	11,630
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	42,730	43,544
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,707
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,030	1,160
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	1,180	1,339
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,165	1,327
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,835	2,057
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	931
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	290	291
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/21	145	146
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/22	225	226
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,127
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	8,865	8,842
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.500%	1/29/20	5,500	5,382
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/17	1,000	1,062

Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,106
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,178
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,213
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,208
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,284
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	2,475	2,552
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,389
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,193
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,558
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	14,860	14,812
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,126
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,867
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,000
2 Massachusetts GO	0.470%	9/1/15	11,500	11,500
2 Massachusetts GO	0.500%	2/1/16	15,645	15,652
Massachusetts GO	5.000%	10/1/16	6,800	7,171
2 Massachusetts GO	0.360%	1/1/17	11,750	11,757
2 Massachusetts GO	0.140%	2/1/17	69,460	69,034
2 Massachusetts GO	0.380%	2/1/17	7,500	7,486
Massachusetts GO	5.000%	10/1/17	27,000	29,492
Massachusetts GO	5.500%	11/1/17	2,100	2,324
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,613
2 Massachusetts GO	0.450%	1/1/18	10,000	9,959
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,704
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,269
Massachusetts GO	5.000%	10/1/18	30,000	33,776
Massachusetts GO	5.500%	10/1/18 (4)	10,200	11,642
Massachusetts GO	5.500%	10/1/18	4,955	5,656
Massachusetts GO	5.000%	12/1/18	30,000	33,954
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,815
Massachusetts GO	5.000%	4/1/20	45,000	52,393
Massachusetts GO	5.000%	8/1/20	33,155	38,896
Massachusetts GO	5.000%	8/1/21	40,500	48,161
Massachusetts GO	5.000%	7/1/22	3,235	3,874
Massachusetts GO	5.000%	11/1/23	10,000	11,960
Massachusetts GO	5.000%	6/1/24	10,000	11,521
Massachusetts GO	5.000%	10/1/24	7,860	9,426
Massachusetts GO	5.000%	7/1/25	14,955	17,686
2 Massachusetts GO PUT	0.320%	8/1/17	20,000	19,882
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	5,710	5,785

Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,992
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	502
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	521
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,440
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,085
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,066
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,569
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	5,750	6,244
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	10,330
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,283
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	7,135
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,930	1,934
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,230	5,240
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	16,725	16,756
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,576
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,281
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,128
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,929
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	2,850	3,375
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,713
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	15,755
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,630
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	1,895
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,364
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,129
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,331
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	5,189

Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	18,841
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,466
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,292
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21	3,900	4,629
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	8/7/15 (4)LOC	27,205	27,205
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	7,987
University of Massachusetts Building Authority
Revenue	5.000%	11/1/20	1,250	1,469
				916,964
Michigan (2.5%)
1 Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,422
1 Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,703
1 Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,230
Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,964
East Lansing MI School District GO	5.000%	5/1/20	600	691
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,459
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,109
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,637
L'Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	792
L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,162
L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,922
L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	291
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,134
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,879
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,324
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	2,900
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,363
1 Michigan Building Authority Revenue	5.000%	4/15/20	7,000	8,091
1 Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,124
Michigan Finance Authority Revenue	5.000%	10/1/19	850	962
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,350
1 Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,289
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,450
Michigan Finance Authority Revenue	5.000%	10/1/22	525	602
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,061
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,389
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	4,072
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,902
Michigan Finance Authority Revenue (Detroit
School District)	2.850%	8/20/15	2,550	2,551
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	885	914
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,115	5,300

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,145
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,100	1,167
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,355
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,331
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	531
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,084
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,579
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,031
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,246
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,233
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,187
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,908
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,463
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	9,001
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,648
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	1,890	2,126
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,375
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,536
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,399
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,384
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/17	1,000	1,075
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/18	805	892
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/19	1,000	1,134
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	692
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	699
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	933
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	663
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	870
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,163

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	533
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	543
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	662
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,100
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,000	2,213
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,857
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	1,500	1,741
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,232
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	564
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,737
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,235	10,740
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,870
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,500	6,493
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,000	7,095
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/17	1,225	1,303
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	56,509
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,880
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,350	11,840
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,464
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	8,232
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,992
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,817
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,025
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,418
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	7,056
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,790
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,016
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,587
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,334

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	451
Michigan State University Revenue	5.000%	8/15/15	1,000	1,002
Michigan State University Revenue	5.000%	2/15/17	6,135	6,549
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	7,732
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,224
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	263
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	538
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,132
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	923
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	700
Royal Oak City MI School District GO	5.000%	5/1/20	1,250	1,446
Royal Oak City MI School District GO	5.000%	5/1/21	600	701
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.250%	8/1/16 (ETM)	5,000	5,243
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,519
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,713
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,388
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,464
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,055
2 Saline MI Area Schools GO PUT	0.570%	11/2/15	8,710	8,708
University of Michigan Revenue	4.000%	4/1/16	10,650	10,922
University of Michigan Revenue	4.000%	4/1/17	11,385	12,039
2 University of Michigan Revenue PUT	0.450%	4/2/18	22,000	21,879
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,680
Western MI University Revenue	5.000%	11/15/21	1,000	1,169
				519,972
Minnesota (0.8%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,723
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,010
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	409

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,181
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,743
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,482
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,582
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,291
Minnesota GO	5.000%	10/1/15	13,970	14,084
Minnesota GO	5.000%	12/1/15	8,145	8,277
Minnesota GO	5.000%	10/1/16 (ETM)	50	53
Minnesota GO	5.000%	10/1/16	4,950	5,218
Minnesota GO	5.000%	12/1/16	8,150	8,648
Minnesota GO	5.000%	10/1/17 (ETM)	35	38
Minnesota GO	5.000%	10/1/17	2,240	2,448
Minnesota GO	5.000%	8/1/18	8,375	9,382
Minnesota GO	5.000%	8/1/18	3,825	4,285
Minnesota GO	5.000%	8/1/18	3,000	3,361
Minnesota GO	5.000%	11/1/19	2,000	2,318
Minnesota GO	5.000%	8/1/21	6,000	7,157
Minnesota GO	5.000%	8/1/22	12,900	15,524
Minnesota GO	5.000%	8/1/23	6,665	7,762
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,317
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,470
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,403
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,548
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,391
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,841
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/16	1,250	1,292
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/17	1,000	1,074
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,800	3,273
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,491
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,979
				158,055
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,481
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,142
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	3,780	3,780
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	1,250	1,250
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	1,750	1,750
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/7/15	2,400	2,400

Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,247
Mississippi GO	5.000%	11/1/15 (14)	7,475	7,566
2 Mississippi GO	0.550%	9/1/17	5,000	5,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,502
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.320%	8/15/20	7,875	7,794
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,715
				55,627
Missouri (0.9%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,261
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,148
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,585
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,516
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,634
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	934
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,365
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,699
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,616
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,673
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,100
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	19,919
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,432
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,240
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	834
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	975
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,595

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,375	3,960
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,535
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,588
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,138
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,373
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,476
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	7,295	8,543
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	50,719
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	5,211
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,474
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,275
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	5,096
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/18	1,500	1,663
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,406
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	3,127
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,877
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,125	1,302
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,000	1,166
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/21	1,250	1,459
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/21	1,860	2,186
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/22	3,205	3,767

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/22	1,500	1,771
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue
(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,421
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,438
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,126
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,376
				181,999
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	5,985
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,631
				11,616
Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,071
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	6/1/19	11,175	12,564
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	57,021
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/19	750	818
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,400	1,603
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,148
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	552
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	815
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	653
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,697
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,556
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	3,750	3,842
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	3,700	3,830
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	4,480	4,627

Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	5,705	6,187
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	12,000	12,797
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,020
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,063
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,648
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,129
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,129
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,230
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	7,066
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,392
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,734
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,559
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,539
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	9,802
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,678
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,577
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,668
				171,015
Nevada (0.6%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,047
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,148
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,314
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	35,592
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,712
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,484
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,517
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,000	3,546
Clark County NV School District GO	5.000%	6/15/21	23,970	26,131
Clark County NV School District GO	5.000%	6/15/22	9,245	10,070
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,331
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,587
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,647
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,399
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,365
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,569

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,553
				121,012
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,657
New Hampshire GO	5.000%	8/15/17	3,200	3,480
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,489
				15,626
New Jersey (4.5%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	2,735
Atlantic City NJ GO	5.000%	12/1/19	6,995	5,773
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,320
Atlantic City NJ GO	5.000%	12/1/20	7,185	5,928
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,491
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,625
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,293
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,776
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,591
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,282
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/18	1,600	1,764
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/19	1,700	1,914
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	2,056
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	3,234
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,200	1,393
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,343
New Jersey COP	5.000%	6/15/16	6,695	6,896
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	15,343
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	33,768
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	5,500	5,682
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,792
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,785
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,754
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.720%	2/1/16	9,500	9,500
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	32,425	33,992

2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.920%	2/1/17	14,000	13,820
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	6,827
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	7,939
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	2,635	2,894
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	11,665	12,369
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,487
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,997
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	18,230
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,058
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	9,056
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,745	8,430
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,656
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	18,470	20,256
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.750%	2/1/17	4,000	3,947
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	2,993
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,719
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,079
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,687
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,527
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	5,989
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,754
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,835
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	10,255	10,960
New Jersey Equipment Lease Purchase COP	5.000%	6/15/20	1,500	1,640
New Jersey GO	5.000%	8/15/16	12,120	12,664
New Jersey GO	5.000%	8/15/17	11,660	12,560
New Jersey GO	5.000%	6/1/18	5,000	5,470
New Jersey GO	5.000%	8/15/19	8,395	9,408
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,760
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,142

New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,095
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/22	3,550	3,919
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,742
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	3,897
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,049
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,225
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,283
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,346
3 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.170%	8/7/15 (12)	9,150	9,150
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	16,072
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,538
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,015
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	10,527
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,669
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	25,539
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	11,961
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,579
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.020%	12/15/19	41,000	40,213
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.220%	12/15/21	24,000	23,350
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	10,646
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	7,985
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	31,939
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,671
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	17,030
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,042
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	33,945

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	15,914
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,650
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,554
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	8/7/15 (4)LOC	21,285	21,285
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.200%	8/7/15 LOC	16,250	16,250
2 New Jersey Turnpike Authority Revenue	0.570%	1/1/18	40,000	39,683
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	861
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,159
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	8,500	8,506
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	7,000	7,006
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/17	10,000	9,997
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	10,115	10,066
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	15,000	14,927
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,136
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,136
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,324
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,203
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,065
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	225,000	56,414
Union County NJ GO	4.000%	2/15/19	4,255	4,639
Union County NJ GO	4.000%	2/15/20	5,355	5,925
Union County NJ GO	5.000%	2/15/21	5,615	6,558
Union County NJ GO	5.000%	2/15/22	6,275	7,364
				936,604
New Mexico (0.8%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,349
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,787
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	2,113
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,580	7,726
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,345
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	6,485
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,523
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	19,000	19,004
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	10,386
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,324
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,364

New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	9,738
New Mexico GO	5.000%	3/1/16	19,290	19,828
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/21	1,600	1,880
3 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.030%	8/7/15	6,660	6,660
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.695%	2/1/18	5,000	5,014
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.745%	8/1/18	5,200	5,223
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	0.875%	8/1/19	37,500	37,569
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,508
				162,826
New York (15.0%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.060%	8/7/15 LOC	4,200	4,200
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,247
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,211
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,228
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,201
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,692
2 Long Island NY Power Authority Electric System
Revenue PUT	0.781%	11/1/18	16,850	16,918
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,218
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,109
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,009
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,278
Nassau County NY GO	5.000%	4/1/20	14,340	16,508
Nassau County NY GO	5.000%	4/1/21	11,075	12,856
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,355
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,804

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,898
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,189
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,750
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	407
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,546
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	4.000%	6/1/19	850	926
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/20	600	687
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,156
New York City NY Build NYC Resource Corp.
(Ethical Culture Fieldston Project)	5.000%	6/1/22	650	757
New York City NY GO	5.000%	8/1/15	26,260	26,260
New York City NY GO	5.000%	8/1/15	10,815	10,815
New York City NY GO	5.000%	8/15/15	17,910	17,944
New York City NY GO	5.000%	9/1/15	21,325	21,411
New York City NY GO	5.000%	2/1/16	1,000	1,024
New York City NY GO	5.000%	3/1/16	2,500	2,569
New York City NY GO	5.000%	3/1/16	10,795	11,093
New York City NY GO	5.000%	4/1/16	3,500	3,610
New York City NY GO	5.000%	8/1/16	16,925	17,719
New York City NY GO	5.000%	8/1/16	27,500	28,791
New York City NY GO	5.000%	8/1/16	1,000	1,047
New York City NY GO	5.000%	8/1/16	1,000	1,047
New York City NY GO	5.000%	8/1/16	7,150	7,486
New York City NY GO	5.000%	8/1/16	5,000	5,235
New York City NY GO	5.000%	8/1/17	9,750	10,577
New York City NY GO	5.000%	8/1/17	3,800	4,122
New York City NY GO	5.000%	8/1/17	6,000	6,509
New York City NY GO	5.000%	8/1/17	13,590	14,743
New York City NY GO	5.000%	8/1/17	8,185	8,880
New York City NY GO	5.000%	10/1/17	2,500	2,728
New York City NY GO	5.000%	10/1/17	5,150	5,619
New York City NY GO	5.000%	8/1/18	5,000	5,589
New York City NY GO	5.000%	8/1/18	7,500	8,383
New York City NY GO	5.000%	8/1/18	13,030	14,564
New York City NY GO	5.000%	8/1/18	25,315	28,296
New York City NY GO	5.000%	8/1/18	6,000	6,707
New York City NY GO	5.000%	8/1/18	4,650	5,198
New York City NY GO	5.000%	8/1/18	3,250	3,633
New York City NY GO	5.000%	8/1/18	6,000	6,707
New York City NY GO	5.000%	10/1/18	7,650	8,592
New York City NY GO	4.000%	8/1/19	12,165	13,452
New York City NY GO	5.000%	8/1/19	8,000	9,157
New York City NY GO	5.000%	8/1/19	15,000	17,170
New York City NY GO	5.000%	8/1/19	5,000	5,723
New York City NY GO	5.000%	8/1/19	5,000	5,723

New York City NY GO	5.000%	8/1/19	7,225	8,270
New York City NY GO	5.000%	8/1/19	20,155	23,071
New York City NY GO	5.000%	8/1/19	15,000	17,170
New York City NY GO	5.000%	8/1/19	5,830	6,673
New York City NY GO	5.000%	8/1/20	20,000	23,337
New York City NY GO	5.000%	8/1/20	4,500	5,251
New York City NY GO	5.000%	10/1/20	4,375	5,123
2 New York City NY GO	0.400%	8/1/21	4,650	4,651
2 New York City NY GO	0.490%	8/1/21	6,350	6,346
New York City NY GO	5.000%	8/1/21	4,000	4,728
New York City NY GO	5.000%	8/1/21	6,100	7,210
New York City NY GO	5.000%	8/1/21	11,985	14,165
New York City NY GO	5.000%	8/1/21	2,000	2,364
New York City NY GO	5.000%	8/1/21	10,000	11,819
New York City NY GO	5.000%	8/1/22	33,680	39,971
2 New York City NY GO	0.570%	8/1/25	5,500	5,462
2 New York City NY GO	0.420%	8/1/27	18,500	18,467
New York City NY GO VRDO	0.010%	8/3/15	26,300	26,300
New York City NY GO VRDO	0.010%	8/3/15	24,100	24,100
New York City NY GO VRDO	0.030%	8/7/15	12,800	12,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	8,689
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,498
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.750%	11/1/16	6,195	6,196
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,365	8,370
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	25,640	25,667
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,396
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,027
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,893
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,141
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,165
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,067
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,897
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,522
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,448
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	18,811
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,297
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	8/7/15	8,000	8,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	3,700	3,700

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	23,347
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,148
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20	1,500	1,751
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	1,520	1,799
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22	4,585	5,463
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,098
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,105	2,227
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,010	8,476
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	26,470	27,991
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	17,015	18,005
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17 (ETM)	295	315
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,205	2,352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	903
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,769
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,924
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	16,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	21,924
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,429
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	13,527
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	9,923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	29,113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,413
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,346
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,642
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	10,700
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.010%	8/3/15	4,500	4,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	8/3/15 LOC	7,200	7,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	8/7/15	4,500	4,500
New York City NY Transitional Finance Authority
Revenue VRDO	0.010%	8/3/15	7,900	7,900

New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,357
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,738
3 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	8/7/15	12,620	12,620
New York Metropolitan Transportation Authority
Revenue	0.250%	3/1/16	50,000	49,974
2 New York Metropolitan Transportation Authority
Revenue	0.815%	11/1/16	3,495	3,509
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,348
2 New York Metropolitan Transportation Authority
Revenue	0.955%	11/1/17	2,950	2,975
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,474
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,664
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,685
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,414
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,569
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,813
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,986
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,690
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,253
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,380
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,127
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,690
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,270
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	11,007
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,154
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,309
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,921
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,455
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,867
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,823
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,843

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,804
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,448
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	5,886
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,060
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,669
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.030%	8/7/15 (13)	4,495	4,495
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.970%	11/1/19	9,300	9,367
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,404
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.400%	6/1/17	20,400	20,285
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	11/1/18	2,000	1,969
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.470%	11/1/19	2,750	2,714
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.600%	11/1/19	21,000	20,834
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	8/3/15 LOC	1,800	1,800
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,737
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,507
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,040
2 New York Metropolitan Transportation Authority
Revenue PUT	0.775%	11/1/15	11,925	11,932
2 New York Metropolitan Transportation Authority
Revenue PUT	0.825%	11/1/16	12,500	12,552
2 New York Metropolitan Transportation Authority
Revenue PUT	0.975%	11/1/16	15,000	15,090
2 New York Metropolitan Transportation Authority
Revenue PUT	0.599%	5/15/17 (4)	17,500	17,496
2 New York Metropolitan Transportation Authority
Revenue PUT	0.475%	11/1/17	7,280	7,266
2 New York Metropolitan Transportation Authority
Revenue PUT	0.965%	11/1/17	8,845	8,906
2 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	44,600	44,312
2 New York Metropolitan Transportation Authority
Revenue PUT	0.729%	5/15/18 (4)	14,000	13,994
2 New York Metropolitan Transportation Authority
Revenue PUT	0.425%	11/1/19	585	578
2 New York Metropolitan Transportation Authority
Revenue PUT	0.600%	6/1/20	87,500	86,317
1 New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	12,189
3 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.110%	8/7/15	13,955	13,955

New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,509
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,352
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,504
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,354
3 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.030%	8/7/15 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	60
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,723
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,455	2,558
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,311
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,886
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,771
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,821
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,229
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,966
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,425	2,821
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	1,000	1,052
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,740	1,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	10,260
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,840	17,989
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	12,711
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	30,346
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	19,934
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,690

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	25,665
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	4,709
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	17,500	19,859
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	17
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,421
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,641
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	11,205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	14,863
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	39,330
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	9,118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,980	5,666
3 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	8/7/15	500	500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,268
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,666
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,546
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,181
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,517
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,808
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,685
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,617
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,404
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,152
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,688
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,926
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,751
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,977
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,316
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,682

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	8,859
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,352
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,561
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,001
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,670	1,756
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,290	1,350
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	100,000	118,540
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	2,991
3 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.030%	8/7/15	10,000	10,000
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,017
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,325
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,480
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,184
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,260
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,530
New York State GO	5.000%	3/1/19	12,715	14,501
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,150	4,155
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,901
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,504
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,758
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.020%	8/7/15 LOC	11,700	11,700
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	8/7/15	11,600	11,600
3 New York State Liberty Development Corp.
Liberty Revenue (Bank of America Tower at
One Bryant Park Project) TOB VRDO	0.030%	8/7/15	10,000	10,000
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,030

New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	675	690
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,163
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	94,378
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,724
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,858
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,760
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	7,560
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	41,259
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	19,462
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,883
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	6,818
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,342
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	692
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	569
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	10,095	10,761
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	6,808
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	21,274
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	22,136
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,135
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	27,237
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,794
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,910
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	58,928
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,325
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,513
3 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.100%	8/7/15	10,115	10,115
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	25,503
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,407
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	19,683
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	8/7/15	1,700	1,700
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	8/7/15	19,900	19,900

	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	5.000%	4/1/17	1,000	1,068
	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	4.000%	4/1/18	500	537
	Niagara NY Frontier Transportation Authority
	(Buffalo Niagara International Airport)	5.000%	4/1/19	500	564
[2,3] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.640%	10/1/17	17,500	17,507
3	Nuveen New York AMT-Free Municipal Income
	Fund VRDP VRDO	0.130%	8/7/15 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	541
	Oyster Bay NY GO	4.000%	1/15/17 (15)	1,500	1,569
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,307
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,651
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,208
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,961
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,162
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,770
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,561
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,550
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	5,020
3	Port Authority of New York & New Jersey
	Revenue TOB VRDO	0.030%	8/7/15	7,770	7,770
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,315
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,429
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	10,428
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	962
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,592
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,411
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,599
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,324
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,749
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	1,225	1,321
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	6,500	7,010
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	29,615	30,790
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	25,500	26,502
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	10,100	10,875
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/22	5,000	5,384
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/17	3,815	4,185
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.370%	1/1/18 (4)	5,000	4,952
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	1/1/18	13,435	14,803
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/18	7,000	7,926

2 Triborough Bridge & Tunnel Authority New York
Revenue	0.460%	1/1/19 (4)	1,700	1,681
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.645%	1/3/17	5,000	5,012
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.525%	2/1/19	11,350	11,276
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/17	875	890
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/18	875	910
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/18	500	531
3 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.030%	8/7/15	13,000	13,000
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	8,588
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,282
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,368
Yonkers NY GO	4.000%	10/1/17	505	537
Yonkers NY GO	3.000%	7/1/18	500	522
Yonkers NY GO	3.000%	8/15/18	1,000	1,046
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,849
Yonkers NY GO	3.000%	8/15/19	885	930
Yonkers NY GO	3.000%	8/15/20	1,115	1,160
				3,130,403
North Carolina (1.6%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	7,167
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,843
Cabarrus NC COP	5.000%	1/1/16	4,555	4,644
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,324
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,295
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,971
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.010%	8/3/15	9,005	9,005
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,351
Guilford County NC GO	5.000%	8/1/15	8,250	8,250
Guilford County NC GO	5.000%	8/1/16	5,000	5,236
Guilford County NC GO	5.000%	8/1/17	5,000	5,434
Guilford County NC GO	5.000%	3/1/18	3,340	3,697
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,736
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,143
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,717
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.450%	9/1/15	24,750	24,750
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,328
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	19,965

3 North Carolina Capital Improvement Revenue
TOB VRDO	0.020%	8/7/15	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	7,000	7,140
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	2,725	2,779
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	3,000	3,060
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	7,175	7,623
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	2,650	2,815
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,374
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,159
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,976
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,897
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	15,122
North Carolina GAN	5.000%	3/1/22	2,250	2,620
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,269
North Carolina GO	5.000%	3/1/18	16,770	18,492
North Carolina GO	5.000%	6/1/19	2,000	2,296
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,794
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	9,034
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.760%	12/1/17	2,320	2,308
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,178
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,356
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,770
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	6,993
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,432
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,582
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	548
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	21,915
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	16,500	18,575

Raleigh NC GO	5.000%	12/1/16	2,470	2,621
Raleigh NC GO	5.000%	12/1/16	2,605	2,764
Raleigh NC GO	5.000%	4/1/20	4,700	5,494
2 University of North Carolina University System
Revenue PUT	0.575%	12/1/15	5,500	5,499
Wake County NC GO	5.000%	2/1/20	4,500	5,240
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,253
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,879
				330,713
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	766
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,423
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	6,000	6,515
				8,704
Ohio (4.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,117
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	3,932
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,210
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	12,387
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,852
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	8,051
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,894
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	14,059
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	24,177
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	177
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	14,081
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,628
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,694
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,300
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,390
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,496
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	19,743
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	18,618
3 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.170%	8/7/15 (12)	9,315	9,315
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	3,919
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,696
1 Cleveland OH GO	5.000%	12/1/20	1,800	2,099
1 Cleveland OH GO	5.000%	12/1/21	2,880	3,383
1 Cleveland OH GO	5.000%	12/1/22	3,595	4,238

Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,279
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,954
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,502
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,732
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,177
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,099
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,267
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,875
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	1,066
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,582
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,718
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.020%	8/7/15 LOC	12,900	12,900
Columbus OH GO	5.000%	9/1/16	5,000	5,254
Columbus OH GO	5.000%	6/1/17	7,510	8,115
Columbus OH GO	5.000%	7/1/17	7,245	7,852
Columbus OH GO	5.000%	7/1/17	5,740	6,221
Columbus OH GO	5.000%	6/1/18	8,000	8,922
Columbus OH GO	5.000%	7/1/18	7,280	8,139
Columbus OH GO	5.000%	7/1/18	4,500	5,031
Columbus OH GO	5.000%	2/15/19	1,910	2,167
Columbus OH GO	5.000%	6/1/19	3,000	3,443
Columbus OH GO	5.000%	7/1/19	6,690	7,674
Columbus OH GO	5.000%	2/15/20	1,905	2,212
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	6,108
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,474
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,761
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,051
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,424
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,194
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,025
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,835
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,159
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,106
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.030%	8/7/15	1,700	1,700
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.030%	8/7/15	7,460	7,460
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,051

Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,482
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,368
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,610
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,900
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	785	830
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	830
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,134
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,159
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,174
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	589
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	559
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	836
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	907
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	571
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,239
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,478
Hamilton OH City School District GO	5.000%	12/1/21	3,475	4,088
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,718
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	540	592
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	16,365
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,624
Kent State University OH Revenue	5.000%	5/1/17	500	537
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,905
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,406
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	750	862
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,000	1,149
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.040%	8/7/15	10,500	10,500
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.070%	8/7/15 (4)	7,715	7,715
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	8/7/15	3,990	3,990

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,511
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	11,881
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,967
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,210
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	15,660
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,235
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,440
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,353
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,675
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,737
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,135
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,914
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,486
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,585
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,515
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,050
Ohio GO	5.000%	9/15/15	5,000	5,030
Ohio GO	5.000%	9/15/16	10,000	10,523
Ohio GO	5.000%	9/15/17	19,680	21,462
Ohio GO	5.000%	5/1/18	10,960	12,193
Ohio GO	5.000%	9/15/18	10,000	11,254
Ohio GO	5.000%	9/15/18	5,000	5,627
Ohio GO	5.000%	5/1/19	6,680	7,642
Ohio GO	5.000%	5/1/19	5,000	5,720
Ohio GO	5.000%	9/15/19	5,000	5,774
Ohio GO	5.000%	5/1/20	12,080	14,078
Ohio GO	5.000%	9/15/20	26,315	30,955
Ohio GO	5.000%	5/1/21	2,645	3,140
3 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.030%	8/7/15	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	8/3/15	4,365	4,365
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	4,500	4,772
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	706
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,547
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	576

3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	6,745	6,745
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	2,850	2,850
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	4,995	4,995
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,783
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.350%	7/31/18	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	8,635
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,372
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,866
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,492
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,649
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,023
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,740
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,902
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	7,151
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,229
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,732
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,639
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,696
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	376
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,350
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	307
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,183
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,621
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	4,048
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,861
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	8/7/15	17,730	17,730
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	24,358
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,252
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,237
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,736
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,964

Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,726
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,877
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,539
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,843
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,099
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,946
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,380
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,283
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,765
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,247
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/19	1,560	1,735
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,379
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	787
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,435
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,553
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,765
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,558
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	1,992
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,169
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,965
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,898
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,844
				883,077
Oklahoma (0.1%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	820
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,471
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,563
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,458

Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,177
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,116
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/15 (ETM)	4,670	4,679
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,119
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,291
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,530
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,353
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,561
				24,138
Oregon (0.5%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	442
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	543
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	380
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	400
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	2,988
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,302
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,255
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,114
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	8,281
3 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.030%	8/7/15	5,000	5,000
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,689
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,318
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,875
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,012
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,746
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,111

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,153
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,494
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.900%	10/1/17	8,750	8,754
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.020%	9/15/18	10,000	10,027
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.040%	8/7/15	6,140	6,140
Oregon GO	5.000%	8/1/18	3,215	3,605
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	4,775	5,162
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,523
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,525
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,349
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,405
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,373
3 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.020%	8/7/15 LOC	3,705	3,705
				112,671
Pennsylvania (5.4%)
Allegheny County PA GO	4.000%	12/1/16	17,830	18,656
Allegheny County PA GO	5.000%	12/1/18	7,000	7,882
Allegheny County PA GO	5.000%	12/1/19	5,250	6,051
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	17,802
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	23,040	24,809
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,092
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,122
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.906%	2/1/21	8,480	8,453
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	8/3/15 LOC	31,200	31,200
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,664
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,329
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,148
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/20	2,500	2,905
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,115

Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	17,333
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	8,215
3 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	8/7/15 LOC	1,200	1,200
2 Bethlehem PA Area School District Authority
Revenue PUT	0.561%	1/1/18	4,000	4,008
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	706
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	557
Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,322
Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,145
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,500	5,228
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/17	1,650	1,715
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/18	300	314
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,534
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	575
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	629
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,316
1 Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,622
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,128
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,188
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,238
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,298
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,502
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	742
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	567
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16 (ETM)	2,430	2,478
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	270	275

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,157
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,492
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,237
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,696
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	335
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	688
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	275
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	584
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	826
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	477
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,510
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	448
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	400
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	325
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,127
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,343
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,948
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	8,279
2 Hempfield PA School District GO PUT	0.675%	8/1/19	5,690	5,687
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,832
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,320
2 Manheim Township PA School District GO PUT	0.527%	5/1/18	6,850	6,842
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	789
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,344
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,126
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	10,890
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,104

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,731
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,341
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	4.000%	4/1/16	820	837
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,478
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,583
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,696
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,692
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,739
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	538
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,421
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,482
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,544
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/17	1,250	1,319
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,334
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,421
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,436
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,996
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,998
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,134
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	1,675	1,733
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,125
2 North Penn PA Water Authority Revenue	0.535%	11/1/19	1,000	980
2 North Penn PA Water Authority Revenue PUT	0.625%	11/1/19	2,500	2,459

2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.420%	8/15/20	8,125	8,136
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	3,900	4,033
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,252
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,007
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,256
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	10,000	11,666
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 4.000%		2/1/20	1,650	1,826
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 5.000%		2/1/21	2,250	2,620
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group) 5.000%		2/1/22	2,775	3,256
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT 0.430%		10/1/15	4,645	4,645
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	4,250	4,265
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.500%		5/1/18	3,000	3,002
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	30,196
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	21,619
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	5,000	5,097
Pennsylvania GO	5.000%	2/15/16	12,105	12,419
Pennsylvania GO	5.000%	7/1/16	5,355	5,585
Pennsylvania GO	5.000%	11/1/16	4,700	4,959
Pennsylvania GO	5.000%	6/1/17	3,060	3,293
Pennsylvania GO	5.000%	7/1/17	4,155	4,485
Pennsylvania GO	5.000%	7/15/17	15,005	16,216
Pennsylvania GO	5.000%	10/15/17	8,500	9,260
Pennsylvania GO	5.000%	10/15/18	10,000	11,211
Pennsylvania GO	5.000%	4/1/19	30,390	34,246
Pennsylvania GO	5.000%	5/1/19	5,000	5,646
Pennsylvania GO	5.000%	6/1/19	15,000	16,969
Pennsylvania GO	5.000%	7/1/19	10,000	11,335
Pennsylvania GO	5.000%	7/1/19	9,900	11,221
Pennsylvania GO	5.000%	3/15/20	5,380	6,168
Pennsylvania GO	5.000%	4/1/20	7,450	8,547
Pennsylvania GO	5.000%	6/15/20	21,120	24,317
Pennsylvania GO	5.000%	7/1/20	20,925	24,110

Pennsylvania GO	5.000%	10/15/20	22,345	25,863
Pennsylvania GO	5.000%	6/1/23	3,000	3,507
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,408
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,911
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,848
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,158
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,025
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	6,218
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,082
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,042
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,150
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	778
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	3,232
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	5,421
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,526
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,575
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,000	5,999
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,472
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	9,230
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,242
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,534
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	3,869
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	10,474

Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,124
Pennsylvania State University Revenue	5.000%	3/1/20	1,500	1,695
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,171
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.040%	8/7/15	8,500	8,500
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,371
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	6,932
2 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	8,000	8,023
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,838
2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/18	8,750	8,708
2 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/18	10,000	9,966
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,631
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,289
2 Pennsylvania Turnpike Commission Revenue	0.720%	12/1/19	15,000	14,940
2 Pennsylvania Turnpike Commission Revenue	1.170%	12/1/19	20,000	20,274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,344
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,161
2 Pennsylvania Turnpike Commission Revenue	0.900%	12/1/20	25,000	24,943
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,085
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	5,000	5,614
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,164
2 Pennsylvania Turnpike Commission Revenue
PUT	0.820%	12/1/18	6,575	6,565
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,587
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	700	749
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	750	827
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,729
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,131
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,805
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	865
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,886
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,234
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,036
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	878
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,381
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	764
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,441
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,780	3,098
Philadelphia PA GO	5.000%	7/15/16	1,120	1,169
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	7,735	8,095
Philadelphia PA GO	5.000%	7/15/17	1,000	1,079

Philadelphia PA GO	5.000%	8/1/17	3,000	3,240
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,072
Philadelphia PA GO	5.000%	7/15/18	2,000	2,213
Philadelphia PA GO	4.000%	8/1/18	2,000	2,157
Philadelphia PA GO	5.000%	7/15/19	1,410	1,595
Philadelphia PA GO	5.000%	8/1/19	5,150	5,831
Philadelphia PA GO	5.000%	8/1/20	3,625	4,169
Philadelphia PA GO	5.000%	8/1/21	3,500	4,051
Philadelphia PA GO	5.000%	8/1/22	4,500	5,187
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,254
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	2,049
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,450
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,790
Philadelphia PA School District GO	5.000%	9/1/18	2,780	3,074
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,876
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,813
Philadelphia PA School District GO	5.000%	9/1/21	8,000	9,074
Philadelphia PA School District GO VRDO	0.020%	8/7/15 LOC	2,995	2,995
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,500
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	20,818
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,855
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,142
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	8,256
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,325
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,468
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,174
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.130%	8/7/15 (4)	16,750	16,750
Pittsburgh PA GO	5.000%	9/1/18	11,000	12,284
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,871
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,951
Reading PA School District GO	5.000%	4/1/19	6,230	6,835
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,970
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,198
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	3,115
1 State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,448
1 State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,000	1,160
1 State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,000	1,165
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.420%	11/1/17	2,900	2,893

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/20	1,030	1,181
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,341
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,079
1 Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,831
York County PA GO	4.000%	12/1/16	5,000	5,238
2 York County PA GO PUT	0.427%	6/1/17	7,300	7,284
				1,131,702
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.080%	8/7/15 LOC	1,150	1,150
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (ETM)	2,000	2,117
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	775
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,304
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,524
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,446
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19	1,650	1,816
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20	1,455	1,603
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	1,650	1,808
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,400
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,114
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,426
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,268
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,694
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	11,934
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	3,995
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	3,170

Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,540	2,944
				66,488
South Carolina (1.1%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	654
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,119
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,150
Charleston County SC GO	5.000%	11/1/17	1,045	1,145
Charleston County SC GO	5.000%	11/1/17	6,485	7,107
Charleston County SC GO	5.000%	11/1/18	7,085	8,003
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,315
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.801%	1/1/18	8,700	8,733
Greenville County SC School District GO	5.500%	12/1/16	13,450	14,346
3 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.070%	8/7/15 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,902
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,506
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	573
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,156
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,718
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,257
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	7,662
1 Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,946
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,250	1,431
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,250	3,758
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,635	3,068
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	1,500	1,760
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,044
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,460
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	321
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	547
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,116
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	3,055
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,137

South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,606
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,074
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,671
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,140
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	2,024
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,652
South Carolina Public Service Authority
Revenue	5.000%	1/1/16 (ETM)	5,000	5,100
South Carolina Public Service Authority
Revenue	5.000%	1/1/17 (ETM)	2,000	2,127
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,610
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (14)	8,255	8,429
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	2,950
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,778
3 South Carolina Public Service Authority
Revenue TOB VRDO	0.100%	8/7/15	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,430	4,468
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	18,890
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	29,670
				228,083
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	580
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	709
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	552
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	439
				2,280
Tennessee (1.5%)
1 Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,486
1 Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,972
1 Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,398
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	1,715	2,002
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,862
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	46,766
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	13,712

Memphis TN GO	5.000%	10/1/17	2,500	2,730
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,895
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	10,827
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	28,845
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.620%	10/1/17	9,700	9,678
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,578
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,955
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,167
Shelby County TN GO	5.000%	3/1/19	10,275	11,703
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,251
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	8/3/15 (4)	14,200	14,200
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,605
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	9,890
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	9,283
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	14,065
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	3,040
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	21,611
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,550
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	15,070
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,540	1,728
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,470
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	1,900	2,147
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,215
Tennessee GO	5.000%	5/1/16	3,200	3,315
Tennessee GO	5.000%	8/1/18	5,185	5,814
Tennessee GO	5.000%	8/1/18	16,000	17,940
Tennessee GO	5.000%	10/1/18	3,730	4,203
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,330	3,600

Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	4,735	5,146
				314,719
Texas (8.7%)
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,152
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,160
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,167
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	561
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	575
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,165
Austin TX GO	4.250%	9/1/16	2,480	2,586
Austin TX GO	5.000%	9/1/17	3,250	3,543
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,153
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,838
Bexar County TX GO	5.000%	6/15/21	5,155	6,106
Bexar County TX GO	5.000%	6/15/21	2,930	3,471
1 Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,437
1 Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,157
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	607
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	272
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,600
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	589
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	690
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,755
Dallas TX GO	5.000%	2/15/16 (ETM)	10	10
Dallas TX GO	5.000%	2/15/16	3,990	4,094
Dallas TX GO	5.000%	2/15/17 (ETM)	25	27
Dallas TX GO	5.000%	2/15/17	8,855	9,460
Dallas TX GO	5.000%	2/15/21	7,500	8,836
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,029
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,391
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,223
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,309
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	561
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,869
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,147
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,869
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,916

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,166
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,693
1 Denton TX Independent School District GO PUT	2.000%	8/1/18	10,395	10,603
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,161
1 El Paso TX GO	5.000%	8/15/21	5,615	6,611
1 El Paso TX GO	5.000%	8/15/21	1,935	2,278
1 El Paso TX GO	5.000%	8/15/22	2,795	3,312
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,104
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,115
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,964
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,176
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,184
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,391
Fort Worth TX GO	5.000%	3/1/18	4,375	4,831
Fort Worth TX GO	5.000%	3/1/19	3,500	3,981
1 Fort Worth TX GO	5.000%	3/1/20	10,075	11,682
1 Fort Worth TX GO	5.000%	3/1/21	10,060	11,826
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,525
Frisco TX GO	5.000%	2/15/17	3,000	3,203
Frisco TX GO	5.000%	2/15/18	3,325	3,670
Frisco TX GO	5.000%	2/15/20	4,110	4,773
Frisco TX GO	5.000%	2/15/21	4,295	5,055
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,553
Grand Parkway TX Transportation Corp. System
BAN	3.000%	12/15/16	194,500	200,504
3 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.050%	8/7/15	8,195	8,195
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.520%	6/1/17	3,865	3,844
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.620%	6/1/18	1,750	1,735
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.720%	6/1/19	2,250	2,234
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.770%	6/1/20	2,000	1,978
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	0.600%	12/1/19	9,000	8,892
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,630	6,741
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,697
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,707
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,500	2,957

	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (YMCA of the Greater
	Houston Area)	5.000%	6/1/16	720	743
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (YMCA of the Greater
	Houston Area)	5.000%	6/1/18	425	460
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (YMCA of the Greater
	Houston Area)	5.000%	6/1/19	1,410	1,556
	Harris County TX Cultural Education Facilities
	Finance Corp. Thermal Utility Revenue
	(TECO Project)	5.000%	11/15/16	1,000	1,058
	Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,271
	Harris County TX GO	5.000%	10/1/15	2,000	2,016
	Harris County TX GO	5.000%	10/1/16	4,500	4,743
	Harris County TX GO	5.000%	10/1/17	6,775	7,398
	Harris County TX GO	5.000%	10/1/18	4,805	5,408
	Harris County TX GO	5.000%	10/1/18	2,675	3,016
1	Harris County TX GO	5.000%	10/1/22	10,025	12,027
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Memorial Hermann
	Healthcare System)	5.000%	12/1/18	1,000	1,126
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (Memorial Hermann
	Healthcare System)	5.000%	12/1/19	400	462
	Harris County TX Health Facilities Development
	Corp. Revenue (Methodist Hospital System)
	VRDO	0.010%	8/3/15	2,965	2,965
3	Harris County TX Health Facilities Development
	Corp. Thermal Utility Revenue TOB VRDO	0.050%	8/7/15 (4)	5,060	5,060
	Harris County TX Metropolitan Transit Authority
	Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,308
	Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,839
	Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	659
	Harris County TX Sports Authority Revenue	5.000%	11/15/21	5,000	5,839
	Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,241
2	Harris County TX Toll Road Revenue	0.800%	8/15/18	4,000	4,007
[1,2] Harris County TX Toll Road Revenue PUT		0.720%	8/15/18	34,250	34,253
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,041
	Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,041
	Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,617
	Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,906
	Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,555
	Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,274
3	Houston TX Airport System Revenue TOB
	VRDO	0.030%	8/7/15	1,360	1,360
	Houston TX Community College System GO	5.000%	2/15/18	2,500	2,759
	Houston TX Community College System GO	5.000%	2/15/19	2,860	3,247
	Houston TX Community College System GO	5.000%	2/15/19	870	988
	Houston TX GO	5.500%	3/1/16	6,905	7,118
	Houston TX GO	5.000%	3/1/17	1,000	1,070
	Houston TX GO	5.000%	3/1/18	1,000	1,105
	Houston TX GO	5.000%	3/1/19	10,000	11,374
	Houston TX GO	5.000%	3/1/19	12,195	13,871
	Houston TX GO	5.000%	3/1/19	1,135	1,291
2	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.550%	5/16/16 (Prere.)	10,000	10,034

Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	798
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,741
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,536
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,936
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,275
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,070
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	1,964
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	14,794
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,980
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,822
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,468
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,992
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	4,116
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,903
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,945
2 Houston TX Utility System Revenue PUT	0.620%	8/1/16	41,000	41,078
2 Houston TX Utility System Revenue PUT	0.770%	6/1/17	18,000	18,031
2 Houston TX Utility System Revenue PUT	0.920%	5/1/20	19,500	19,387
2 Katy TX Independent School District GO PUT	0.676%	8/15/19	14,470	14,460
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	2,800
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,924
Klein TX Independent School District GO	5.000%	8/1/21	8,550	10,122
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,976
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/19	2,705	3,065
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/20	3,005	3,487
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,320	2,725
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	2,966
Lone Star College System Texas GO	5.000%	2/15/22	6,000	7,101
3 Lone Star College System Texas GO TOB
VRDO	0.030%	8/7/15	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,342
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,839
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,941
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,065
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	2,850
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,536
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,952
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.430%	10/1/15	19,900	19,900
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	189

New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	325
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	223
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,414
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,084
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	837
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,170
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,280
3 North East TX Independent School District GO
TOB VRDO	0.020%	8/7/15 LOC	5,000	5,000
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,039
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,841
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,610
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,497
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,607
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,759
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	798
North Texas Tollway Authority System Revenue	5.000%	1/1/21	7,250	8,438
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,151
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,156
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,735
2 North Texas Tollway Authority System Revenue
PUT	0.820%	1/1/19	15,000	14,892
2 North Texas Tollway Authority System Revenue
PUT	0.690%	1/1/20	29,690	29,252
3 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	8/7/15 (13)	1,800	1,800
Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,635	6,650
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,985
Pasadena TX Independent School District GO
VRDO	0.040%	8/7/15 (4)	16,700	16,700
1 Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,645
1 Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,529
1 Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,217
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,110
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,917
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,500
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,136
1 San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,980	8,099

1 San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	6,417
1 San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,747
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,562
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.300%	2/1/17	25,000	24,974
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.400%	2/1/18	27,250	27,100
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,386
3 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	8/7/15	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	1,300	1,387
San Antonio TX GO	5.000%	2/1/17	4,135	4,411
San Antonio TX GO	5.000%	8/1/17	1,070	1,163
San Antonio TX GO	5.000%	2/1/18	3,500	3,862
San Antonio TX GO	5.000%	8/1/18	1,000	1,121
1 San Antonio TX GO	5.000%	2/1/20	2,500	2,901
1 San Antonio TX GO	5.000%	2/1/21	3,500	4,121
1 San Antonio TX GO	5.000%	2/1/22	3,000	3,560
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,390	7,528
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,328
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,569
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,746
2 San Antonio TX Water Revenue PUT	0.700%	11/1/16	15,000	15,006
2 San Antonio TX Water Revenue PUT	0.420%	11/1/17	16,875	16,813
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,105
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,382
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,545
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,142
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,813
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15 (ETM)	215	215
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,690	2,695
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16 (ETM)	95	100
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,215	1,269

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	150	163
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	1,850	1,998
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,761
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,428
Texas GO	5.000%	10/1/17	7,500	8,195
Texas GO	5.000%	10/1/18	7,500	8,451
Texas GO	5.000%	10/1/18	4,650	5,243
Texas GO	5.000%	10/1/19	8,000	9,248
Texas GO	5.000%	10/1/20	10,000	11,779
Texas GO	5.000%	10/1/21	5,950	7,098
Texas GO	5.000%	10/1/21	19,000	22,665
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	170	179
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.490%	9/15/17	4,645	4,645
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,624
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	42,615	45,237
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,740	1,920
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,722
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,313
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,916
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,263
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,306
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,415	3,942
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,091
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/19 (15)	2,300	2,551
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/20 (15)	1,500	1,675
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	15,000	15,506
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	6,350	6,448
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,299
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,434

Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,495
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,854
Texas Transportation Commission GO	5.000%	10/1/20	15,000	17,668
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,893
2 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	50,000	49,878
3 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.020%	8/7/15	14,005	14,005
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,981
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	27,732
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	41,206
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	44,017
2 Texas Transportation Commission Revenue
PUT	0.370%	4/1/17	57,000	56,858
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,000	21,573
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,651
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	6,962
3 Texas University System Revenue Financing
System Revenue TOB VRDO	0.030%	8/7/15	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	6,617
University of North Texas Revenue	5.000%	4/15/18	1,000	1,109
University of North Texas Revenue	5.000%	4/15/20	2,505	2,904
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	4,020	4,706
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,947
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,372
University of Texas System Revenue Financing
System Revenue	5.250%	8/15/16	10,090	10,613
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	27,354
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,298
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,077
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,675
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,767
				1,820,194
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,631
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,406
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	6,082
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,702
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	8,913

Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,699
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,893
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	8/3/15	11,000	11,000
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,799
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,175	10,628
Utah GO	5.000%	7/1/17	6,125	6,640
Utah GO	5.000%	7/1/17	10,000	10,841
Utah GO	5.000%	7/1/18	19,000	21,267
Utah GO	5.000%	7/1/18	3,000	3,358
Utah Transit Authority Sales Tax Revenue	1.600%	6/15/18	14,000	14,189
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	646
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	839
				113,533
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,034
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,349
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	6,032
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	6,448
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	6,065	6,805
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/21	6,385	7,195
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/22	5,950	6,410
				46,273
Virginia (2.4%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	3,904
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,934
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,342
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,657
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,704
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,081
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.920%	2/1/17	6,500	6,601
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,242
Loudoun County VA GO	5.000%	12/1/18	3,435	3,890
Norfolk VA GO	5.000%	3/1/16	4,000	4,113
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,707
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,692
University of Virginia Revenue	5.000%	9/1/17	1,275	1,390

University of Virginia Revenue	5.000%	6/1/20	500	587
University of Virginia Revenue	5.000%	6/1/21	2,660	3,174
University of Virginia Revenue	5.000%	8/1/21	33,000	39,489
Virginia Beach VA GO	5.000%	7/15/16	6,905	7,217
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,607
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,354
Virginia Beach VA GO	5.000%	5/1/20	4,300	5,036
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,165
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	10,568
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/17	1,150	1,211
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/18	425	455
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	460
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	299
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,235
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,083
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	570	614
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	20	20
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,380	3,394
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	7,360
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (ETM)	5	5
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	695	730
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	9,013
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	22,060
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,677

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,432
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,230
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,239
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,631
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,041
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,993
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,763
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,851
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,115
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	13,630
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	5,290
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,706
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	20,538
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	9,803
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	6,113
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	22,050
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,500
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	15,000
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,644
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	33,510
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,084
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	18,670
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	18,655
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	23,940
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	43,206
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,036
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,050
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,073
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,086
				503,949
Washington (3.0%)
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,994
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,163
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,320
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,471

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	24,557
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,354
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	15,158
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	25,041
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	21,654
2 Everett WA GO PUT	0.420%	12/1/19	4,000	3,980
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.340%	12/1/17	9,000	8,948
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,858
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,896
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,369
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,513
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,447
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,686
King County WA Sewer Revenue	5.000%	1/1/19	12,835	14,546
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,572
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,170
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,183
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,354
1 Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,603
1 Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,468
Seattle WA GO	5.000%	5/1/18	7,935	8,832
Seattle WA GO	5.000%	5/1/19	8,385	9,606
Seattle WA GO	5.000%	6/1/22	15,755	18,802
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,584
2 Seattle WA Municipal Light & Power Revenue
PUT	0.700%	11/1/18	6,750	6,752
2 Seattle WA Municipal Light & Power Revenue
PUT	0.700%	11/1/18	8,250	8,252
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,176
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	15,835	15,889
University of Washington Revenue	5.000%	4/1/17	6,880	7,385
University of Washington Revenue	5.000%	4/1/18	7,225	8,016
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,474
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	48,400
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	48,806
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,277
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	968
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,535
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,934

Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,689
Washington GO	5.700%	10/1/15	1,410	1,423
Washington GO	5.000%	1/1/16	5,285	5,392
Washington GO	5.000%	1/1/16	20,000	20,406
Washington GO	5.000%	2/1/16	3,995	4,092
Washington GO	5.000%	2/1/16	13,040	13,356
Washington GO	5.000%	7/1/17	5,000	5,417
Washington GO	5.000%	8/1/17	11,175	12,141
Washington GO	5.000%	8/1/17	6,605	7,176
Washington GO	5.000%	7/1/18	21,220	23,719
Washington GO	5.000%	7/1/18	24,315	27,178
Washington GO	5.000%	7/1/18	15,000	16,766
Washington GO	5.000%	7/1/19	14,580	16,730
Washington GO	5.000%	7/1/19	19,770	22,685
Washington GO	5.000%	7/1/20	9,070	10,614
Washington GO	5.000%	8/1/20	10,000	11,721
Washington GO	5.000%	7/1/21	11,000	12,764
3 Washington GO TOB VRDO	0.030%	8/7/15	4,000	4,000
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	989
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,133
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,223
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,505
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,617
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	937
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,142
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,113
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,603
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,113
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,168
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,175
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,369
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,483
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	784
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,145
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,120
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,635

Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	669
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	605	687
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	869
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	843
1 Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	3,000	3,003
Washington State University General Revenue	5.000%	4/1/20	1,100	1,275
Washington State University General Revenue	5.000%	4/1/21	1,300	1,527
Washington State University General Revenue	5.000%	4/1/22	1,400	1,655
				635,044
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,002
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,179
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co. Inc.)	3.250%	5/1/19	10,000	10,472
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,995
West Virginia GO	5.000%	6/1/22	11,010	13,139
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,081
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,811
West Virginia University Revenue	5.000%	10/1/18	1,300	1,461
2 West Virginia University Revenue PUT	0.550%	10/1/19	3,500	3,479
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/21	750	887
				52,506
Wisconsin (1.2%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,289
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,672
Milwaukee WI GO	5.000%	5/1/16	6,000	6,214
Milwaukee WI GO	5.000%	5/1/18	11,655	12,939
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	830
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	762
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	6,810
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,564
Wisconsin GO	5.000%	5/1/16 (ETM)	80	83
Wisconsin GO	5.000%	5/1/16	10,450	10,826
Wisconsin GO	5.000%	5/1/16	13,870	14,369

Wisconsin GO	5.000%	5/1/17	7,000	7,537
Wisconsin GO	5.000%	5/1/17 (ETM)	160	172
Wisconsin GO	5.000%	5/1/17	7,940	8,550
Wisconsin GO	5.000%	11/1/17	4,500	4,930
Wisconsin GO	5.000%	11/1/18	11,000	12,426
Wisconsin GO	5.000%	5/1/19	5,000	5,720
Wisconsin GO	5.000%	5/1/19	12,955	14,822
Wisconsin GO	5.000%	11/1/19	3,100	3,590
Wisconsin GO	5.000%	5/1/20	5,250	6,134
Wisconsin GO	5.000%	11/1/20	7,400	8,729
Wisconsin GO	5.000%	5/1/24	9,045	10,765
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	953
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	949
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	39,984
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,133
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	7,796
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,376
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,070
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,307
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	10,858
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	3,500	3,508
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,065
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,113
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	840
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,646
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,713
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,144
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,630

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,882
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,000
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	814
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,144
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	4.000%	12/15/16	525	549
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	563
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	800	938
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	10,433
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	565	584
				260,725
Total Tax-Exempt Municipal Bonds (Cost $20,349,366)				20,568,901
			Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $536,951)	0.026%		536,951,091	536,951
Total Investments (100.9%) (Cost $20,886,317)				21,105,852
Other Assets and Liabilities-Net (-0.9%)				(193,160)
Net Assets (100%)				20,912,692

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.
2	Adjustable-rate security.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $866,959,000, representing 4.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	20,568,901	—
Temporary Cash Investments	536,951	—	—
Futures Contracts—Assets[1]	797	—	—
Futures Contracts—Liabilities[1]	(959)	—	—
Total	536,789	20,568,901	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at July 31, 2015.

D. At July 31, 2015, the cost of investment securities for tax purposes was $20,888,216,000. Net unrealized appreciation of investment securities for tax purposes was $217,636,000, consisting of unrealized gains of $259,244,000 on securities that had risen in value since their purchase and $41,608,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.9%)
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	4,560	4,597
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	4.100%	11/3/16	31,500	32,889
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.030%	8/7/15	12,755	12,755
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (PowerSouth
Energy Cooperative Projects) PUT	0.400%	8/3/15	23,000	23,000
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (PowerSouth
Energy Cooperative Projects) PUT	0.500%	11/15/15	25,775	25,775
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (PowerSouth
Energy Cooperative Projects) PUT	0.500%	12/1/15	9,200	9,200
Jefferson County AL Sewer Revenue	5.000%	10/1/15	600	604
Jefferson County AL Sewer Revenue	5.000%	10/1/16	1,000	1,042
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,737
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,635
				113,234
Alaska (0.3%)
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	8,470
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,860
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,164
North Slope Borough AK	4.000%	6/30/17	9,000	9,573
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,187
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,037
				42,291
Arizona (1.4%)
Arizona COP	2.000%	10/1/15	400	401
Arizona COP	4.000%	10/1/15	1,700	1,711
Arizona COP	3.000%	10/1/16	315	324
Arizona COP	5.000%	10/1/16	750	789
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	3.000%	2/1/16	1,600	1,619
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,091

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,091
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,098
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	12,500	12,800
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	3.000%	12/1/15	4,175	4,213
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/16	375	397
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	820
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	562
Arizona School Facilities Board COP	4.000%	9/1/15	3,750	3,762
Arizona School Facilities Board COP	4.000%	9/1/16	3,125	3,246
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,955
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,674
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,575
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,748
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,209
Maricopa County AZ COP	5.000%	7/1/17	15,000	16,211
Maricopa County AZ COP	5.000%	7/1/18	10,000	11,119
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	4,160
Mesa AZ Highway Project Advancement
Revenue	5.000%	7/1/17	12,585	12,585
1 Mesa AZ Utility System Revenue TOB VRDO	0.030%	8/7/15 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.030%	8/7/15 (4)	7,500	7,500
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.070%	8/7/15	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.120%	8/7/15	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,426
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,601
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/18	2,690	2,921
Phoenix AZ GO	4.000%	7/1/16	5,360	5,545
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,087
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,127
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.030%	8/7/15	13,940	13,940
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	0.050%	8/7/15	7,350	7,350
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,764
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	3,800	3,997

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,125
				176,783
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/16	755	763
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,032
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/16	6,640	6,851
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/17	6,980	7,494
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,817
				23,957
California (10.1%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.990%	8/1/17	29,500	29,588
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,074
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,101
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	37,900	38,264
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,609
Bay Area Toll Authority California Toll Bridge
Revenue PUT	1.875%	4/1/19	7,550	7,685
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/15	2,825	2,825
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	4.000%	8/1/16	1,200	1,243
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,246
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/16	500	513
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/17	575	603
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,069
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,560	15,092
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.320%	12/1/17	32,250	32,011
California GO	5.000%	11/1/15	1,600	1,619
California GO	5.000%	9/1/16	8,000	8,408
California GO	5.000%	9/1/16	1,465	1,540
California GO	5.000%	10/1/16	12,070	12,729
California GO	5.000%	9/1/17	4,250	4,633
California GO	5.000%	10/1/17	35,000	38,262

California GO	5.000%	4/1/18	10,385	11,528
2 California GO PUT	0.570%	12/1/16	40,650	40,678
California GO PUT	4.000%	12/1/16	32,465	33,426
2 California GO PUT	0.831%	12/1/17	14,250	14,405
2 California GO PUT	0.470%	5/1/18	29,500	29,316
2 California GO PUT	0.961%	12/3/18	6,500	6,613
1 California GO TOB VRDO	0.140%	8/7/15 LOC	31,610	31,610
1 California GO TOB VRDO	0.160%	8/7/15 (4)	10,000	10,000
1 California GO TOB VRDO	0.220%	8/7/15 (4)	15,925	15,925
California GO VRDO	0.010%	8/3/15 LOC	2,400	2,400
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,004
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,142
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/18	2,500	2,534
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.820%	7/1/17	8,825	8,945
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,063
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	948
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,582
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,095
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	10,287
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,002
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	8/7/15	6,595	6,595
California Housing Finance Agency Multifamily
Housing Revenue	0.850%	8/1/16	750	750
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.883%	8/1/18	20,515	21,121
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	2,000	1,999
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	2,900	2,884
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/3/17	22,500	22,372
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	1,000	1,022
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,166
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	0.520%	4/2/18	14,000	13,904
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/15	1,450	1,464

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/16	1,610	1,674
2 California Municipal Finance Authority Revenue
(NorthBay Healthcare Group) PUT	2.120%	11/1/16	5,000	5,007
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.430%	10/1/15	5,550	5,550
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.400%	8/3/15	10,210	10,210
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,443
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,396
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	8,855
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,864
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,785
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,524
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,306
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,432
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,592
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,019
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,524
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,201
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/17	6,220	6,609
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	2,907
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,108
1 California State University Systemwide Revenue
TOB VRDO	0.030%	8/7/15	1,735	1,735
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.600%	8/7/15 (4)	13,500	13,500
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.660%	8/7/15 (4)	22,925	22,925
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	2.000%	3/1/16	625	630
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	362
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	375	392

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	545
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	0.970%	5/1/17	1,250	1,253
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,371
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,692
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.220%	8/7/15	10,600	10,600
1 California Statewide Communities Development
Authority Revenue (St. Joseph Health
System) TOB VRDO	0.190%	8/7/15 (4)	17,832	17,832
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,185
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,620
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,211
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,346
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,705
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,220	1,276
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	631
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.495%	12/15/15	28,250	28,251
1 Desert CA Community College District GO TOB
VRDO	0.040%	8/7/15	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,581
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	18,270	19,418
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,620
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	3.000%	12/1/15 (4)	2,350	2,372
Irvine CA Reassessment District No. 13-1
Improvement Revenue	2.000%	9/2/15	1,560	1,562
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/16	1,065	1,101
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/16	425	440
Jurupa CA Public Financing Authority Special
Tax Revenue	3.500%	9/1/17	425	446
Jurupa CA Public Financing Authority Special
Tax Revenue	4.000%	9/1/18	380	409
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/19	610	690
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	3.000%	9/1/15	1,705	1,709

La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/16	1,600	1,659
La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	590
La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	249
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,185	1,305
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	36,811
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	8/7/15	5,100	5,100
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,100	9,160
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	19,800	19,963
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	8/7/15	2,300	2,300
Los Angeles CA GO	5.000%	9/1/18	12,900	14,538
Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	26,119
Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	82,151
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	11,003
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,302
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	10,850
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,613
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	4.000%	9/1/15	1,000	1,003
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/17	3,815	4,131
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,112
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	2.500%	11/15/20	1,665	1,677
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/20	925	933
Los Angeles County CA Schools Pooled
Financing Program	2.000%	6/30/16	8,090	8,185
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	1/4/16	19,135	19,128
2 Metropolitan Water District of Southern
California Revenue PUT	0.040%	1/4/16	9,940	9,936
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	10,750	10,720
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	20,000	19,944
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	10,250	10,221
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	3,000	2,992
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.030%	8/7/15	24,125	24,125
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	8/3/15	1,100	1,100
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,237
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,144

	Monterey Peninsula CA Unified School District
	BAN	2.500%	11/1/15	4,250	4,272
	Mount Diablo CA Unified School District GO	4.000%	8/1/16	1,070	1,109
	Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,675
	Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	747
	Northern California Gas Authority No. 1
	Revenue	0.820%	7/1/19	12,800	12,494
[1,2] Nuveen California AMT-Free Municipal Income
	Fund VRDP VRDO	0.490%	7/1/18	14,000	14,004
	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)	5.000%	9/1/16	2,100	2,200
	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,790
	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,724
	Oakland CA Redevelopment Agency Tax
	Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,709
	Pittsburg CA Redevelopment Agency Tax
	Allocation Revenue (Los Medanos Community
	Development Project)	4.000%	8/1/16	1,325	1,371
1	Regents of the University of California Revenue
	TOB VRDO	0.060%	8/7/15	5,125	5,125
	Riverside County CA Asset Leasing Corp.
	Leasehold Revenue (Riverside County
	Hospital Project)	4.000%	6/1/16	2,500	2,573
	Riverside County CA Asset Leasing Corp.
	Leasehold Revenue (Riverside County
	Hospital Project)	5.000%	6/1/16	3,400	3,528
	Riverside County CA Asset Leasing Corp.
	Leasehold Revenue (Riverside County
	Hospital Project)	4.000%	6/1/17	2,000	2,115
	Riverside County CA Asset Leasing Corp.
	Leasehold Revenue (Riverside County
	Hospital Project)	5.000%	6/1/17	3,705	3,985
	Riverside County CA Transportation
	Commission Sales Tax Revenue	5.000%	6/1/18	500	558
3	Roseville CA Special Tax Revenue	3.000%	9/1/18	275	283
3	Roseville CA Special Tax Revenue	4.000%	9/1/19	875	929
	Sacramento CA Municipal Utility District
	Revenue	5.000%	8/15/15	2,635	2,640
	Sacramento CA Municipal Utility District
	Revenue VRDO	0.010%	8/7/15 LOC	2,950	2,950
	San Bernardino CA City Unified School District
	GO	4.000%	8/1/16	1,250	1,295
	San Bernardino County CA Medical Center
	(Arrowhead Project) COP	5.000%	8/1/15	2,965	2,965
	San Francisco CA City & County International
	Airport Revenue	5.000%	5/1/16	21,100	21,868
	San Joaquin Hills CA Transportation Corridor
	Agency Toll Road Revenue	5.000%	1/15/16	6,000	6,118
	San Joaquin Hills CA Transportation Corridor
	Agency Toll Road Revenue	5.000%	1/15/17	1,500	1,591
1	San Jose CA Unified School District Santa Clara
	County GO TOB VRDO	0.070%	8/7/15	1,400	1,400
	University of California Regents Medical Center
	Pooled Revenue VRDO	0.010%	8/3/15	1,500	1,500
	University of California Revenue	5.000%	5/15/18	8,565	9,558

University of California Revenue	5.000%	5/15/18	3,000	3,346
				1,265,373
Colorado (1.2%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	5,881
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/16	1,000	1,029
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	4.000%	11/12/15	3,400	3,436
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	5,974
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.160%	8/7/15	8,625	8,625
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	8/7/15	10,000	10,000
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/15 (ETM)	1,050	1,067
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,029
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.000%	12/1/17	700	725
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,682
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,482
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	642
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/17	500	517
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	3.000%	6/1/18	600	625
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/19	1,000	1,084
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	8/7/15	7,595	7,595
Denver CO City & County Airport Revenue	0.660%	8/6/15 (12)	17,250	17,250
Denver CO City & County Airport Revenue	0.660%	8/7/15 (12)	14,375	14,375
Denver CO City & County School District GO	3.000%	12/1/16	13,515	13,975
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.200%	8/31/17	7,540	7,541
2 E-470 Public Highway Authority Colorado
Revenue PUT	1.770%	9/1/17 (14)	7,000	7,033
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	14,230	15,038
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	11,280	11,921
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.140%	8/7/15 LOC	7,780	7,780
				153,306
Connecticut (4.3%)
Connecticut GO	4.000%	8/15/15	2,000	2,003
Connecticut GO	3.000%	12/15/15	8,375	8,464
Connecticut GO	5.000%	12/15/15	39,310	40,018

2 Connecticut GO	0.550%	4/15/16	5,000	5,012
2 Connecticut GO	0.670%	5/15/16	22,350	22,409
2 Connecticut GO	0.670%	5/15/16	8,300	8,322
Connecticut GO	5.000%	7/15/16	10,000	10,447
2 Connecticut GO	0.450%	9/15/16	7,000	7,005
Connecticut GO	5.000%	11/1/16	7,000	7,397
Connecticut GO	5.000%	12/1/16	5,000	5,300
Connecticut GO	5.000%	12/15/16	37,470	39,773
Connecticut GO	0.250%	1/1/17	12,740	12,740
2 Connecticut GO	0.270%	1/1/17	10,210	10,182
2 Connecticut GO	0.330%	3/1/17	3,000	2,993
2 Connecticut GO	0.360%	3/1/17	7,415	7,373
2 Connecticut GO	0.700%	4/15/17	4,200	4,215
2 Connecticut GO	0.790%	5/15/17	3,120	3,122
2 Connecticut GO	0.720%	6/15/17	25,000	25,094
2 Connecticut GO	0.720%	6/15/17	35,240	35,373
Connecticut GO	0.280%	7/1/17	15,825	15,825
Connecticut GO	5.000%	7/15/17	5,000	5,402
2 Connecticut GO	0.540%	9/15/17	1,850	1,841
Connecticut GO	4.000%	11/15/17	40,795	43,625
Connecticut GO	0.280%	1/1/18	13,310	13,310
2 Connecticut GO	0.370%	1/1/18	4,905	4,858
2 Connecticut GO	0.900%	4/15/18	2,250	2,250
2 Connecticut GO	0.790%	9/15/18	4,000	3,958
2 Connecticut GO	1.120%	5/15/19	5,000	5,032
2 Connecticut GO	0.940%	9/15/19	1,000	994
2 Connecticut GO PUT	0.670%	9/15/17	10,215	10,166
2 Connecticut GO PUT	1.370%	3/1/18	17,500	17,485
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.600%	2/1/17	25,000	24,850
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,832
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,446
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.010%	8/3/15	3,600	3,600
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/15	1,000	1,012
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	2,000	2,049
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/16	4,150	4,376
Hartford CT GO	5.000%	7/1/18 (4)	650	719
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,896
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,453
Hartford CT GO	5.000%	7/1/19 (4)	700	791
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,764
University of Connecticut GO	5.000%	2/15/16	1,855	1,903
University of Connecticut GO	5.000%	2/15/16	7,865	8,070
University of Connecticut GO	5.000%	2/15/19 (14)	1,000	1,026
				535,775
Delaware (0.2%)
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	2,300	2,401
University of Delaware Revenue PUT	0.700%	5/1/16	17,925	17,920
				20,321

District of Columbia (0.2%)
2 District of Columbia Income Tax Revenue	0.220%	12/1/16	6,135	6,120
2 District of Columbia Income Tax Revenue	0.320%	12/1/17	11,250	11,167
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.600%	6/1/16	6,000	6,006
				23,293
Florida (4.1%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/16 (Prere.)	2,220	2,290
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	466
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	843
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,144
Broward County FL Airport System Revenue	5.000%	10/1/18	700	784
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,085
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,403
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,911
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	2,029
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	651
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,814
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	17,169
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	5,555	6,027
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	40,472
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,570
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,027
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.400%	12/1/17	6,500	6,516
Florida Board of Education GO	5.000%	1/1/17	38,245	40,671
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	17,435
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	12,160
Florida Department of Transportation GO	5.000%	7/1/16	9,405	9,816
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.040%	8/7/15	9,985	9,985
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	760
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	893
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	915
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,419
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,757
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.170%	8/7/15	5,000	5,000
Halifax FL Hospital Medical Center Revenue	5.250%	6/1/16 (Prere.)	1,685	1,752
Halifax FL Hospital Medical Center Revenue	3.000%	6/1/17	1,000	1,036
Halifax FL Hospital Medical Center Revenue	4.000%	6/1/18	2,000	2,144
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/19	825	925
Halifax FL Hospital Medical Center Revenue	5.250%	6/1/19	690	712

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/17	2,075	2,204
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.030%	8/7/15	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,018
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	377
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,604
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,012
2 Lakeland FL Energy System Revenue	0.770%	10/1/17	10,000	10,027
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	855
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,040
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,328
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,337
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,943
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,064
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,193
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.030%	8/7/15	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.120%	8/7/15	10,140	10,140
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	429
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	540
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,500	4,469
1 Miami-Dade County FL School Board COP TOB
VRDO	0.030%	8/7/15 LOC	7,880	7,880
1 Miami-Dade County FL School Board COP TOB
VRDO	0.120%	8/7/15 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.040%	8/7/15	5,870	5,870
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.040%	8/7/15 (12)	7,450	7,450
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.060%	8/7/15 (4)	7,935	7,935
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.170%	8/7/15 (4)	14,000	14,000
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.380%	8/7/15	17,990	17,990
Okeechobee County FL Solid Waste Disposal
Revenue(Waste Management
Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,520	2,561
Orange County FL School Board COP	5.000%	8/1/15	2,700	2,700

Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/15	2,180	2,198
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/16	1,000	1,027
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/17	1,000	1,038
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	806
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,195
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	5,268
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	8,000	8,355
1 Palm Beach County FL School Board COP TOB
VRDO	0.060%	8/7/15	2,200	2,200
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.030%	8/7/15	2,215	2,215
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,862
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	3,132
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	852
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.030%	8/7/15	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	8/7/15	6,350	6,350
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,284
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.060%	8/7/15	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,850	3,001
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16 (ETM)	2,645	2,785
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5	5
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	852
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,025
Tampa FL Hospital Revenue	5.000%	7/1/16	700	726
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,602
Tampa FL Water & Sewer Revenue	5.000%	10/1/16	6,885	7,257
				509,057
Georgia (3.3%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/17	2,500	2,658
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,299
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,020
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	6,630
Atlanta GA Airport Revenue	5.000%	1/1/18	500	550
1 Atlanta GA Airport Revenue TOB VRDO	0.220%	8/7/15 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	1.627%	11/1/18	56,750	58,277
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.120%	8/7/15	10,000	10,000

Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,197
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,076
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,286
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,141
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,306
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,534
1 Cobb County GA Development Authority
Parking Facilities Lease Revenue (KSU
Central Parking Deck) TOB VRDO	0.150%	8/7/15 LOC	15,075	15,075
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,075
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	751
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,420
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,627
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,006
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	545
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,090
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	898
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/19/15	6,825	6,832
Forsyth County GA GO	5.000%	3/1/18	3,580	3,961
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	0.970%	2/18/20	17,575	17,401
Georgia GO	4.750%	11/1/15	8,035	8,128
Georgia GO	5.000%	4/1/16	8,155	8,416
Georgia GO	5.000%	7/1/16	1,195	1,197
Georgia GO	5.000%	11/1/16	2,400	2,539
Georgia GO	5.000%	7/1/17	5,000	5,007
Georgia GO	5.000%	7/1/17	5,280	5,722
Georgia GO	5.000%	2/1/18	32,085	35,423
Georgia GO	5.000%	7/1/18	72,620	81,216
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,275
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	1,940
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,005
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,538
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	6,700	6,888
Henry County GA School District GO	4.000%	12/1/15	4,000	4,052

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,220	5,341
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	263
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/17	240	257
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	0.190%	7/1/16	1,800	1,798
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.300%	7/1/17	18,000	17,940
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.320%	7/1/17	17,500	17,446
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,021
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,941
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,401
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,858
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,060
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/7/15	4,000	4,000
				416,327
Hawaii (0.2%)
Hawaii GO	5.000%	8/1/15	10,000	10,000
Hawaii GO	5.000%	2/1/16	4,000	4,097
Honolulu HI City & County GO	5.000%	11/1/16	7,265	7,682
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,082
Honolulu HI City & County GO	5.000%	10/1/18	1,815	2,043
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,512
				28,416
Idaho (0.4%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	8,362
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,467
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	31,434
				47,263
Illinois (5.0%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,008
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	2,889
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,101
2 Chicago IL Board of Education GO PUT	0.970%	3/1/16	9,600	9,458
2 Chicago IL Board of Education GO PUT	0.710%	6/2/16	24,495	23,928
2 Chicago IL Board of Education GO PUT	4.020%	3/1/17	10,000	10,021
1 Chicago IL GO TOB VRDO	0.320%	8/7/15	15,180	15,180
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	5,000	5,481
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	4,000	4,385
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,634
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,059
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/17 (14)	4,540	4,821

1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.140%	8/7/15 (4)	2,500	2,500
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 LOC	8,715	8,715
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 (4)	21,645	21,645
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 (12)	27,185	27,185
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.200%	8/7/15	25,500	25,500
Chicago IL Water Revenue	5.000%	11/1/18	675	733
1 Chicago IL Water Revenue TOB VRDO	0.270%	8/7/15	5,245	5,245
1 Chicago IL Water Revenue TOB VRDO	0.270%	8/7/15	7,495	7,495
Chicago IL Waterworks Revenue	3.000%	11/1/15	2,000	2,009
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	4,962
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.060%	8/7/15	9,185	9,185
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	2,675	2,675
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,671
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.030%	8/7/15	9,000	9,000
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	4,831
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,320
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.140%	8/7/15 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	256
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,002
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,203
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,166
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.020%	8/7/15 LOC	22,915	22,915
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/16	1,395	1,476
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,086
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	835
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	569
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/17	750	803
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,924
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,503
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	504
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	727

1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.030%	8/7/15	2,960	2,960
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,445	2,444
Illinois GO	5.000%	9/1/15	2,860	2,871
Illinois GO	4.000%	1/1/16	10,435	10,568
Illinois GO	5.000%	1/1/16	25,945	26,384
Illinois GO	5.000%	5/1/16	6,500	6,692
Illinois GO	5.000%	1/1/17 (4)	3,000	3,138
Illinois GO	4.000%	2/1/18	4,000	4,157
Illinois GO	5.000%	4/1/18	2,500	2,664
Illinois GO	5.000%	5/1/18	8,000	8,534
Illinois GO	5.000%	8/1/18	22,160	23,709
Illinois GO	4.000%	2/1/19	7,500	7,802
Illinois GO	5.000%	2/1/19	875	939
Illinois GO	5.000%	5/1/19	12,000	12,923
Illinois GO	5.000%	7/1/19	4,725	5,099
Illinois GO	5.000%	8/1/19	15,000	16,202
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/17 (Prere.)	16,700	17,802
Illinois Regional Transportation Authority
Revenue PUT	0.700%	4/29/16	24,000	24,000
Illinois Sales Tax Revenue	4.000%	6/15/16	2,750	2,837
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	10,405
Illinois Sales Tax Revenue	5.500%	6/15/16 (3)	1,140	1,191
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,111
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	7,750	7,750
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	15,995	15,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	14,305	14,305
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	2,790
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,055
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	8,190	8,526
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	19,650	20,836
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	7,954
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	12,475	13,204
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.030%	8/7/15	10,360	10,360
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,154
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	8/7/15 LOC	5,515	5,515
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	8/7/15 (14)LOC	9,715	9,715
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.150%	8/7/15	15,800	15,800
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	2,500	2,675
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	2,060

Romeoville IL Revenue (Lewis University
Project)	3.000%	10/1/15	250	251
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/17	365	384
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	533
				624,579
Indiana (0.5%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	1,000	1,048
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	558
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	4,685
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	12/1/16	1,400	1,447
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,649
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,642
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	526
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	513
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,067
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/16	7,630	7,815
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	4.000%	10/1/16	375	390
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	381
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	459
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group)	5.000%	2/15/19	1,000	1,025
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	2,080	2,173
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16 (Prere.)	415	419
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	4,145	4,180
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16 (Prere.)	65	68
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,816
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	10,128

Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	816
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,327
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,099
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,121
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,529
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,362
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,471
				63,714
Iowa (0.0%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,849
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,423
				5,272
Kansas (0.2%)
2 Kansas Department of Transportation Highway
Revenue	0.315%	9/1/16	15,000	14,997
2 Kansas Department of Transportation Highway
Revenue	0.365%	9/1/17	4,100	4,088
2 Kansas Department of Transportation Highway
Revenue	0.445%	9/1/18	3,500	3,485
2 Kansas Department of Transportation Highway
Revenue	0.525%	9/1/19	3,000	2,968
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	359
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	794
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,064
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	572
				28,327
Kentucky (1.2%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,435	11,452
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,629
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/16	2,285	2,334
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/17	510	538
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/17 (14)	500	538
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,657
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	3,675
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15 (Prere.)	5,000	5,000

Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,048
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16	2,600	2,717
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	4,250	4,470
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	3,027
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	3,020
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	11,316
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,905
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	15,119
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,999
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	20,985	24,208
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	3.000%	7/1/17	250	260
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	33,795	36,375
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,736
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,967
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	303
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,100	1,124
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/17	200	210
				143,627
Louisiana (1.8%)
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	0.631%	8/1/18	24,510	24,316
3 Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	636
3 Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,803
3 Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,841
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16	41,500	43,043
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/17	8,500	9,124
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18	5,000	5,514
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	11,977
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	12,120	12,549
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.601%	5/1/17	44,500	44,566

2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.601%	5/1/18	12,500	12,531
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.681%	5/1/18	5,535	5,529
Louisiana GO	5.000%	8/1/16	5,000	5,233
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,013
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,180
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.140%	8/7/15 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,264
3 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	258
3 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	312
3 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	324
New Orleans LA GO	5.250%	12/1/19 (14)	7,650	7,774
New Orleans LA Sewage Service Revenue	4.000%	6/1/16	880	905
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,072
New Orleans LA Water Revenue	5.000%	12/1/17	290	315
New Orleans LA Water Revenue	5.000%	12/1/18	500	556
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	1,730	1,841
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	9,849
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,788
				222,113
Maine (0.1%)
Maine GO	5.000%	6/1/18	3,855	4,302
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.040%	8/7/15 LOC	2,630	2,630
				6,932
Maryland (1.7%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,472
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,721
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,869
Anne Arundel County MD GO	5.000%	4/1/18	980	1,088
Anne Arundel County MD GO	5.000%	4/1/18	11,300	12,542
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,875
Maryland Department of Transportation
Revenue	5.000%	6/1/16	2,010	2,089
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,900
Maryland GO	5.000%	8/1/15	1,455	1,455
Maryland GO	5.250%	8/15/15	4,250	4,258
Maryland GO	5.000%	8/1/16	27,680	28,984
Maryland GO	5.000%	8/1/16	5,000	5,235
Maryland GO	5.000%	8/1/16	4,500	4,712
Maryland GO	4.000%	8/15/16	9,570	9,938
Maryland GO	5.000%	3/1/17	1,450	1,552
Maryland GO	5.000%	3/1/18	3,395	3,758
Maryland GO	5.000%	3/1/19	10,000	11,397

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	435
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	530
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,119
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.275%	11/15/16	2,000	2,016
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.955%	11/15/17	11,970	12,049
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.705%	5/15/18	5,100	5,090
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.725%	5/15/18	9,625	9,611
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,195
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,236
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,982
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/16	700	727
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/17	500	535
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	1,009
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/17	1,790	1,937
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,891
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/16	10,030	10,427
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/17	5,000	5,379
Maryland Transportation Authority GAN	5.250%	3/1/16	3,200	3,294
Montgomery County MD GO	5.000%	11/1/15	2,725	2,758
Montgomery County MD GO	5.000%	11/1/16	5,800	6,135
Montgomery County MD GO	5.000%	11/1/17	4,800	5,260
Prince Georges County MD	5.000%	9/1/17	8,015	8,736
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,107
Prince Georges County MD GO	5.000%	3/1/18	5,280	5,845
University System of Maryland Auxiliary Facility

& Tuition Revenue	5.000%	4/1/16	4,405	4,547

Westminster MD Revenue (Lutheran Village at
Miller's Grant)	3.875%	7/1/19	1,065	1,068
				215,763
Massachusetts (4.0%)
Boston MA GO	5.000%	2/1/18	7,965	8,800
Boston MA GO	5.000%	8/1/18	4,045	4,539
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.100%	8/3/15	25,465	25,465
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	8/7/15	30,000	30,000
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	503
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,261
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.570%	9/30/16	12,045	12,068
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.600%	3/30/17	3,500	3,504
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	23,980	24,437
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/19	215	216
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	11,600	11,846
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	8,865	8,842
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.500%	1/29/20	5,500	5,382
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,384
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	14,860	14,812
2 Massachusetts GO	0.470%	9/1/15	32,350	32,351
Massachusetts GO	5.000%	10/1/15	2,980	3,004
Massachusetts GO	5.000%	8/1/16	3,375	3,536
Massachusetts GO	5.000%	10/1/16	3,000	3,164
Massachusetts GO	5.500%	12/1/16 (4)	2,500	2,670
2 Massachusetts GO	0.360%	1/1/17	12,100	12,107
2 Massachusetts GO	0.140%	2/1/17	75,000	74,540
2 Massachusetts GO	0.380%	2/1/17	15,485	15,456
2 Massachusetts GO	0.450%	1/1/18	9,100	9,063
2 Massachusetts GO PUT	0.320%	8/1/17	20,000	19,882
1 Massachusetts GO TOB VRDO	0.030%	8/7/15	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,115	9,234
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,992
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/19 (14)	500	502
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	8/3/15	2,180	2,180
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.660%	8/5/15 (4)	21,280	21,280

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.660%	8/6/15 (4)	13,410	13,410
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.660%	8/7/15 (4)	30,005	30,005
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.030%	8/7/15	13,100	13,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	8/7/15	2,100	2,100
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (ETM)	1,000	1,002
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	3,672
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,004
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,370	7,384
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	8/7/15 LOC	20,000	20,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.030%	8/7/15	3,605	3,605
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	8/7/15 LOC	14,685	14,685
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	8/7/15 (4)LOC	19,445	19,445
				503,282
Michigan (2.2%)
1 Detroit MI City School District GO TOB VRDO	0.330%	8/7/15	10,245	10,245
1 Detroit MI City School District GO TOB VRDO	0.860%	8/7/15	17,845	17,845
East Lansing MI School District GO	5.000%	5/1/16	365	377
East Lansing MI School District GO	5.000%	5/1/17	650	696
East Lansing MI School District GO	5.000%	5/1/18	335	368
East Lansing MI School District GO	5.000%	5/1/19	450	508
L'Anse Creuse MI Public Schools GO	2.000%	5/1/16	500	505
Livonia MI Public Schools School District GO	4.000%	5/1/16 (15)	500	513
Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,051
Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	940
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,101
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	12,919
3 Michigan Building Authority Revenue	5.000%	4/15/19	8,300	9,418
Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,224
Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,260
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/18	1,500	1,624
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/19	3,000	3,302
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,390
Michigan Finance Authority Revenue (Detroit
School District)	2.850%	8/20/15	3,550	3,552
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	890	919

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	5,310	5,502
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/16	4,000	4,145
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,105	1,173
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,355
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,331
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	531
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,000	1,084
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,579
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	6,031
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,246
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,188
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,908
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	3.000%	11/15/15	885	892
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/16	800	834
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	350	373
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	813
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,073
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	11,498
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	24,972
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,041
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,966
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,320
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,817
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,557
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,260
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	1,850
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,211
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,112

Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/16	500	511
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	263
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	539
Michigan Trunk Line Revenue	5.250%	11/1/15 (14)	5,000	5,064
Michigan Trunk Line Revenue	5.000%	11/15/16	5,000	5,296
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	14,800
Royal Oak City MI School District GO	5.000%	5/1/17	1,300	1,397
Royal Oak City MI School District GO	5.000%	5/1/18	1,000	1,108
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	8/1/15 (ETM)	2,500	2,500
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.170%	8/7/15 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.570%	11/2/15	8,710	8,708
St. Johns MI Public Schools School District GO	5.000%	5/1/19	7,250	8,179
				278,784
Minnesota (0.5%)
Hennepin County MN GO	5.000%	12/1/16	1,180	1,252
Hennepin County MN GO	5.000%	12/1/16	4,035	4,281
Hennepin County MN GO	5.000%	12/15/17	4,355	4,791
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,544
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/16	4,310	4,414
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,139
Minnesota GO	5.000%	10/1/15 (ETM)	95	96
Minnesota GO	5.000%	10/1/15	8,155	8,221
Minnesota GO	5.000%	11/1/15	2,150	2,176
Minnesota GO	5.000%	8/1/16 (ETM)	70	73
Minnesota GO	5.000%	8/1/16	4,480	4,691
Minnesota GO	5.000%	8/1/16	6,045	6,329
Minnesota GO	5.000%	10/1/16	2,825	2,978
Minnesota GO	5.000%	10/1/17	3,545	3,872
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.040%	8/7/15	6,560	6,560
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	11,857
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	4.000%	9/1/16	295	305
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	505
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	984
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	631
				67,699
Mississippi (0.2%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	0.010%	8/3/15	1,300	1,300

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	1,900	1,900
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	4,200	4,200
Mississippi GO	5.250%	11/1/16 (14)	2,550	2,705
2 Mississippi GO	0.550%	9/1/17	5,810	5,810
1 Mississippi GO TOB VRDO	0.020%	8/7/15	3,680	3,680
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.320%	8/15/20	7,850	7,769
				27,364
Missouri (0.5%)
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,191
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	2.000%	2/15/16	405	408
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/18	425	461
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	645	716
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,505
Kansas City MO Airport Revenue	5.000%	9/1/16	900	944
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,356
Missouri Board of Public Buildings Special
Obligation Revenue	3.000%	10/1/16	2,795	2,882
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,038
Missouri GO	5.000%	10/1/15	2,500	2,520
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.030%	8/7/15	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,880
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/17	2,420	2,568
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/18	2,400	2,629
Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	18,324
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,041
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,305
				67,068

Montana (0.0%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/18	1,875	2,055

Multiple State (0.2%)
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.140%	8/7/15 LOC	24,700	24,700

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/15	1,000	1,003
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	30,000	34,213
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	3.000%	11/1/16	685	703
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	3.000%	11/1/17	700	727
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/18	925	997
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.040%	8/7/15 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	519
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	530
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,024
Nebraska Public Power District Revenue	5.000%	1/1/17 (14)	2,310	2,357
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,880	1,962
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,197
				55,292
Nevada (0.8%)
1 Clark County NV GO TOB VRDO	0.030%	8/7/15	12,785	12,785
Clark County NV School District GO	5.000%	6/15/16	14,860	15,464
Clark County NV School District GO	5.000%	6/15/17	11,105	11,977
Clark County NV School District GO	5.000%	6/15/17	7,015	7,566
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.030%	8/7/15	14,800	14,800
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.030%	8/7/15	6,000	6,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.040%	8/7/15 LOC	6,500	6,500
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.050%	8/7/15	4,690	4,690
Nevada Unemployment Compensation Revenue	4.000%	12/1/15	6,250	6,331
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,795
				96,908
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/15	5,000	5,009

1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.050%	8/7/15	15,645	15,645
				20,654
New Jersey (4.2%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,170
Bergen County NJ GO	4.000%	9/1/16	1,875	1,949
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	3,006
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,371
Essex County NJ Improvement Authority
Revenue	2.000%	10/1/16	7,910	8,056
Essex County NJ Utilities Authority Revenue	3.000%	11/4/16	5,625	5,798
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,319
Monmouth County NJ GO	4.000%	1/15/17	1,075	1,130
Monmouth County NJ GO	4.000%	1/15/18	1,350	1,455
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,149
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,236
New Jersey Building Authority BAN	3.000%	6/15/16	12,000	12,027
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	15,343
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	20,000	20,660
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	6,146
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,484
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	5,000	5,020
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15 (ETM)	12,000	12,049
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.720%	2/1/16	13,380	13,379
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,195
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	5,677
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.920%	2/1/17	14,580	14,392
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.170%	8/7/15 LOC	18,310	18,310
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
VRDO	0.750%	2/1/17	29,000	28,615
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/15 (4)	1,030	1,034
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	4,550	4,835
New Jersey GO	5.250%	7/15/16 (2)	1,010	1,054
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/15	7,880	7,909
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	2,500	2,760

New Jersey Health Care Facilities Financing
Authority Revenue (AtlantiCare Regional
Medical Center)	5.000%	7/1/16	250	260
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,049
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	8/7/15 LOC	500	500
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,083
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,160
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	2.350%	7/1/16	1,210	1,218
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,305	1,384
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	807
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,185
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,131
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,537
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Broadway Townhouses Project)	0.600%	12/1/16	8,000	7,984
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.070%	8/7/15	8,215	8,215
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	15,572
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,982
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/17	5,000	5,269
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,410
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.020%	12/15/19	35,000	34,328
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,064
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	4,200	4,426
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	14,292
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	9,689
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	8/7/15 (4)LOC	31,830	31,830
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	8/7/15 LOC	7,630	7,630
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.270%	8/7/15	10,700	10,700
2 New Jersey Turnpike Authority Revenue	0.500%	1/1/17	30,000	29,931

2 New Jersey Turnpike Authority Revenue PUT	0.395%	1/1/16	10,000	9,998
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	2,000	2,002
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	28,500	28,520
2 New Jersey Turnpike Authority Revenue PUT	0.640%	1/1/17	30,000	29,990
2 New Jersey Turnpike Authority Revenue PUT	0.700%	1/1/18	5,000	4,976
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.220%	8/7/15 (4)	6,500	6,500
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	8/7/15	1,500	1,500
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	8/7/15	4,400	4,400
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	2,000	2,065
				521,115
New Mexico (0.7%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,523
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,414
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	3,849
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.695%	2/1/18	5,010	5,024
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	0.745%	8/1/18	5,200	5,223
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	0.875%	8/1/19	37,500	37,569
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,645	7,975
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,534
				86,111
New York (17.2%)
Binghamton NY City School District BAN	2.000%	11/20/15	40,000	40,189
Broome County NY BAN	2.000%	5/6/16	91,100	91,924
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,036
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,696
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.030%	8/7/15	2,900	2,900
Long Beach NY City School District RAN	1.500%	8/14/15	18,000	18,005
Long Beach NY RAN	1.500%	9/18/15	2,075	2,076
Long Beach NY RAN	1.500%	9/18/15	1,735	1,736
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,459
Long Island NY Power Authority Electric System
Revenue	5.000%	6/1/16 (Prere.)	7,525	7,816
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/17	1,000	1,070
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,011
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	1,450	1,559

Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,218
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	882
Nassau County NY GO	5.000%	4/1/16	9,415	9,703
Nassau County NY Health Care Corp. RAN	2.250%	1/15/16	7,500	7,535
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/19	1,305	1,481
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,415
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,574
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	3.000%	7/1/17	900	933
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/18	800	860
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	407
New York City NY GO	2.000%	8/1/15	2,690	2,690
New York City NY GO	2.000%	8/1/15	8,285	8,285
New York City NY GO	4.000%	8/1/15	5,985	5,985
New York City NY GO	5.000%	8/1/15	1,500	1,500
New York City NY GO	5.000%	8/1/15	8,000	8,000
New York City NY GO	5.000%	8/1/15	5,200	5,200
New York City NY GO	5.000%	8/1/15	7,075	7,075
New York City NY GO	5.000%	8/1/15	18,500	18,500
New York City NY GO	5.250%	8/1/15	5	5
New York City NY GO	5.250%	8/1/15	35	35
New York City NY GO	0.500%	8/3/15 (4)	32,650	32,650
New York City NY GO	0.670%	8/3/15 (12)	30,525	30,525
New York City NY GO	0.670%	8/4/15 (4)	5,550	5,550
New York City NY GO	0.650%	8/5/15 (4)	34,325	34,325
New York City NY GO	0.550%	8/6/15 (4)	45,350	45,350
New York City NY GO	0.490%	8/7/15 (12)	3,375	3,375
New York City NY GO	0.550%	8/7/15 (4)	3,425	3,425
New York City NY GO	0.590%	8/7/15 (4)	18,050	18,050
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	4/1/16 (Prere.)	3,000	3,095
New York City NY GO	5.000%	8/1/16	5,000	5,235
New York City NY GO	5.000%	8/1/16	5,000	5,235
New York City NY GO	5.000%	8/1/16	2,325	2,434
New York City NY GO	5.000%	8/1/16	6,000	6,282
New York City NY GO	5.000%	8/1/16	23,810	24,928
New York City NY GO	4.000%	8/1/17	5,705	6,076
New York City NY GO	5.000%	8/1/17	44,560	48,341
New York City NY GO	5.000%	8/1/17 (2)	1,210	1,240
New York City NY GO	5.000%	8/1/17	3,715	4,030
New York City NY GO	5.000%	8/1/17	34,730	37,677
New York City NY GO	5.000%	8/1/17	7,280	7,898
New York City NY GO	5.000%	8/1/17	4,305	4,670
New York City NY GO	5.000%	8/1/17	10,000	10,849

New York City NY GO	5.000%	8/1/17	33,680	36,538
New York City NY GO	5.000%	8/1/18	3,250	3,633
New York City NY GO	5.000%	8/1/18	8,790	9,825
New York City NY GO	5.000%	8/1/19	15,000	17,170
2 New York City NY GO	0.400%	8/1/21	4,700	4,701
2 New York City NY GO	0.490%	8/1/21	6,325	6,321
New York City NY GO VRDO	0.030%	8/7/15	7,200	7,200
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	6,870	6,880
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	25,635	25,646
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.400%	11/1/16	9,500	9,491
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,365	8,370
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,207
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,001
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	11/1/17	6,210	6,209
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,396
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,030
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,517
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,136
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,165
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,067
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,690
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	8/7/15	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16 (ETM)	2,500	2,603
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18	4,180	4,448
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,407
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	8/7/15	3,420	3,420
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.100%	8/7/15	23,405	23,405
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	8/7/15	7,885	7,885
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	8/6/15	5,000	5,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.040%	8/7/15	25,650	25,650

New York City NY Transitional Finance Authority
Future Tax Revenue	0.600%	8/6/15 (4)	37,725	37,725
New York City NY Transitional Finance Authority
Future Tax Revenue	0.590%	8/7/15 (4)	69,625	69,625
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	2,100	2,125
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,095	8,194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16 (ETM)	1,000	1,024
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	11/1/16	2,560	2,645
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	2,990	3,163
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	2,505	2,651
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	160	169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	9,840	10,413
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	465	492
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,535	3,741
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	5,000	5,062
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,655
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	8/7/15	18,035	18,035
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.160%	8/7/15	12,935	12,935
2 New York Metropolitan Transportation Authority
Revenue	0.625%	11/1/15	1,700	1,700
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,090
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,064
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,895	3,939
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	5,512
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,388
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,203
New York Metropolitan Transportation Authority
Revenue	0.250%	3/1/16	50,000	49,974
2 New York Metropolitan Transportation Authority
Revenue	0.815%	11/1/16	3,500	3,514
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,804
2 New York Metropolitan Transportation Authority
Revenue	0.955%	11/1/17	2,950	2,975
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	13,685

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,303
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,569
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	3,943
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.400%	6/1/17	20,455	20,340
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.390%	11/1/18	2,000	1,969
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.470%	11/1/19	2,750	2,714
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.600%	11/1/19	21,000	20,834
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,648
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,028
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,045
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,381
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,314
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.160%	8/7/15 LOC	11,250	11,250
2 New York Metropolitan Transportation Authority
Revenue PUT	0.655%	11/1/15	36,300	36,306
2 New York Metropolitan Transportation Authority
Revenue PUT	0.775%	11/1/15	11,700	11,707
2 New York Metropolitan Transportation Authority
Revenue PUT	0.290%	5/15/16	15,000	14,993
2 New York Metropolitan Transportation Authority
Revenue PUT	0.975%	11/1/16	15,510	15,603
2 New York Metropolitan Transportation Authority
Revenue PUT	0.599%	5/15/17 (4)	18,500	18,496
2 New York Metropolitan Transportation Authority
Revenue PUT	0.475%	11/1/17	7,310	7,296
2 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	44,600	44,312
2 New York Metropolitan Transportation Authority
Revenue PUT	0.729%	5/15/18 (4)	4,000	3,998
2 New York Metropolitan Transportation Authority
Revenue PUT	0.600%	6/1/20	87,500	86,317
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.140%	8/7/15	12,500	12,500
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.030%	8/7/15	8,995	8,995
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16 (ETM)	1,750	1,825
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,020
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.030%	8/7/15	8,535	8,535
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	5,110	5,120

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	15
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17	1,000	1,078
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,110
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,783
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,142
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,756
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/15 (ETM)	930	947
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/15	70	71
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,235	10,501
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	3,380	3,481
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,030
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	22,110	24,407
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	18,401
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	8/7/15	3,060	3,060
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	8/7/15	8,330	8,330
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/15 (15)	400	403
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,024
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	4,637
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/16 (4)	4,000	4,164
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,268
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	10,746
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,634
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	395
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,739
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,600
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	545

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,410
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,123
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/17	6,865	7,423
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/16	1,100	1,132
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	41,315	45,797
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,037
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,750	2,754
New York State Housing Finance Agency
Affordable Housing Revenue	0.800%	11/1/16	2,500	2,505
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	3,000	3,000
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	4,850	4,845
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	2,505	2,500
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	6,705	6,698
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	6,890	6,868
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	10,000	9,968
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	2,997
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,190	4,195
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,901
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,504
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	6,250	6,261
New York State Housing Finance Agency
Housing Revenue	1.150%	11/1/16	7,000	7,037
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	5,000	4,995
New York State Housing Finance Agency
Housing Revenue	0.900%	11/1/17	6,000	5,998
New York State Housing Finance Agency
Revenue (Broadway) VRDO	0.010%	8/7/15 LOC	2,200	2,200
New York State Thruway Authority Revenue	5.000%	1/1/17 (ETM)	460	489
New York State Thruway Authority Revenue	5.000%	1/1/17	1,540	1,634
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,644
New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	47,544
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	3,875	3,906
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	6,855	6,910

	New York State Urban Development Corp.
	Revenue	5.000%	1/1/16	10,000	10,201
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	4.000%	3/15/16	15,845	16,220
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/16	23,880	24,594
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,812
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.000%	1/1/16	25,000	25,503
[1,2] Nuveen New York AMT-Free Municipal Income
	Fund iMTP	0.640%	10/1/17	17,500	17,507
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19	500	541
	Oyster Bay NY GO	3.250%	8/1/15	7,835	7,835
	Oyster Bay NY GO	3.250%	8/1/16	8,070	8,260
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,307
	Port Authority of New York & New Jersey
	Revenue	5.000%	8/15/18 (4)	2,855	3,110
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,301
	Suffolk County NY GO	5.000%	2/1/16 (4)	4,250	4,350
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,637
	Suffolk County NY RAN	2.000%	3/24/16	27,500	27,749
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	10,000	10,398
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	6,250	6,498
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.250%	11/15/15	6,500	6,596
	Triborough Bridge & Tunnel Authority New York
	Revenue	5.000%	11/15/16	8,570	9,062
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.270%	1/1/17 (4)	10,700	10,656
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.370%	1/1/18 (4)	5,000	4,952
2	Triborough Bridge & Tunnel Authority New York
	Revenue	0.460%	1/1/19 (4)	1,800	1,780
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.505%	1/4/16	7,750	7,749
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.645%	1/3/17	5,000	5,012
2	Triborough Bridge & Tunnel Authority New York
	Revenue PUT	0.525%	2/1/19	11,350	11,276
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/17	875	890
	Utility Debt Securitization Authority New York
	Revenue	5.000%	6/15/18	875	910
	Utility Debt Securitization Authority New York
	Revenue	5.000%	12/15/18	635	675
	Yonkers NY GO	3.000%	7/1/16	1,300	1,329
	Yonkers NY GO	3.000%	8/15/16	675	692
	Yonkers NY GO	4.000%	3/15/17 (4)	600	630
	Yonkers NY GO	3.000%	7/1/17	1,005	1,042
	Yonkers NY GO	3.000%	8/15/17	510	529
					2,151,279

North Carolina (1.6%)
Cary NC GO VRDO	0.040%	8/7/15	5,235	5,235
Charlotte NC GO	5.000%	7/1/17	2,000	2,167
Charlotte NC GO	5.000%	12/1/17	5,335	5,860
Charlotte NC GO	5.000%	7/1/18	5,000	5,589
Charlotte NC GO	5.000%	12/1/18	4,000	4,527
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,167
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,475
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	541
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.040%	8/7/15	3,350	3,350
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.020%	8/7/15	25,200	25,200
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.070%	8/7/15 (4)	6,427	6,427
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.070%	8/7/15 (4)	4,920	4,920
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,485
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,752
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,606
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.450%	9/1/15	24,750	24,750
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	1,200	1,224
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	5,000	5,312
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17 (ETM)	10,555	11,214
North Carolina GO	5.000%	4/1/16	2,200	2,270
North Carolina GO	5.000%	3/1/18	4,770	5,260
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	3,971
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,201
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.760%	12/1/17	8,345	8,300
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	654
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	537
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,099
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,694

Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,318
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,911
2 University of North Carolina University System
Revenue PUT	0.575%	12/1/15	7,750	7,749
Wake County NC GO	5.000%	2/1/16	1,310	1,342
Wake County NC GO	4.000%	2/1/17	6,440	6,777
Wake County NC GO	5.000%	9/1/17	9,000	9,809
Wake County NC GO	5.000%	2/1/18	16,090	17,764
				197,457
Ohio (2.1%)
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.030%	8/7/15	7,460	7,460
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,066
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,628
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	10,000	11,202
Central Ohio Solid Waste Authority GO	4.000%	12/1/16 (ETM)	150	157
Central Ohio Solid Waste Authority GO	4.000%	12/1/16	1,550	1,621
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	161
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,635
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.020%	8/7/15 LOC	21,855	21,855
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.030%	8/7/15	2,600	2,600
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.020%	8/7/15 LOC	2,500	2,500
Columbus OH GO	5.000%	12/15/15	3,210	3,223
Columbus OH GO	5.000%	2/15/16	1,715	1,759
Columbus OH GO	5.000%	7/1/16	6,760	7,054
Columbus OH GO	5.000%	2/15/18	10,000	11,051
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,131
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,024
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,080
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	8,231
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/16	400	407
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	392
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	559
Hamilton County OH Sales Tax Revenue	5.000%	12/1/17 (2)	1,150	1,221
3 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	912
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.200%	8/7/15	20,000	20,000
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	8/7/15	6,970	6,970

Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	1,145	1,145
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,500	5,511
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,030
Ohio Common Schools GO	5.000%	3/15/18	10,860	12,031
Ohio GO	5.000%	9/15/15	10,000	10,060
Ohio GO	5.500%	9/15/15	3,000	3,020
Ohio GO	3.000%	5/1/16	10,480	10,698
Ohio GO	5.000%	9/15/16	10,000	10,523
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.030%	8/7/15	10,300	10,300
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,016
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	653
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	1,700	1,700
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.350%	7/31/18	2,750	2,750
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	8/7/15	10,680	10,680
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	10,697
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/16	1,070	1,113
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,429
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,394
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,033
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,413
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,623
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,400
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,673
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,009
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,090
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,353
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,710
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,278
				259,031

Oklahoma (0.2%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/16	1,000	1,042
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	820
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,471
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,563
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/18	2,990	3,247
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.030%	8/7/15 (13)	2,800	2,800
Oklahoma City OK GO	2.000%	3/1/16	4,855	4,907
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.040%	8/7/15	7,041	7,041
				23,891
Oregon (0.8%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,802
Multnomah County OR School District GO	5.000%	6/15/18	10,000	11,147
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.250%	9/30/16	7,575	7,564
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	0.900%	10/1/17	8,750	8,754
Oregon GO	5.000%	5/1/16	2,000	2,072
Oregon GO	5.000%	5/1/16	3,500	3,626
Oregon GO	5.000%	11/1/16	3,000	3,174
Oregon GO	5.000%	5/1/18	1,125	1,252
Oregon GO	5.000%	5/1/18	1,500	1,669
Oregon GO	5.000%	11/1/18	3,750	4,236
Oregon Health & Science University Revenue	5.000%	7/1/16	500	521
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,110
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,049
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,523
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,800	9,039
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,654
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	14,528
				100,720
Pennsylvania (6.0%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	756
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,081
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.906%	2/1/21	8,480	8,453

1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.110%	8/3/15 LOC	31,300	31,300
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/16	2,120	2,195
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	10,048
2 Bethlehem PA Area School District Authority
Revenue PUT	0.561%	1/1/18	4,000	4,008
Bethlehem PA Water Authority Revenue	3.000%	11/15/15 (15)	750	756
Bethlehem PA Water Authority Revenue	4.000%	11/15/16 (15)	1,525	1,588
Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	706
Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	557
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/17 (15)	885	934
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/18 (15)	1,025	1,104
Chambersburg PA Area School District GO	2.000%	3/1/16	2,205	2,227
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	1,001
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,072
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)
BAN	1.050%	5/1/16	2,500	2,502
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	669
Delaware County PA GO	5.000%	10/1/17	1,370	1,381
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	3,615	3,680
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,132
2 Downingtown PA Area School District GO PUT	0.390%	5/1/16	5,850	5,848
2 Hempfield PA School District GO PUT	0.675%	8/1/19	5,800	5,796
Hempfield PA School District GO VRDO	0.645%	8/1/19	1,905	1,902
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	8/3/15 LOC	1,700	1,700
2 Manheim Township PA School District GO PUT	0.407%	5/1/17	1,400	1,399
2 Manheim Township PA School District GO PUT	0.527%	5/1/18	6,850	6,842
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,131
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,067
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	538
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,079

Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,648
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,996
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,998
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/16 (ETM)	1,180	1,208
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/17 (ETM)	995	1,061
1 Mount Lebanon PA School District GO TOB
VRDO	0.170%	8/7/15	15,500	15,500
2 North Penn PA Water Authority Revenue	0.395%	11/1/17	1,100	1,091
2 North Penn PA Water Authority Revenue	0.475%	11/1/18	700	691
2 North Penn PA Water Authority Revenue PUT	0.625%	11/1/19	2,500	2,459
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.420%	8/15/20	8,125	8,136
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.030%	8/7/15	5,570	5,570
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	19,000	19,005
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	22,570	22,602
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,266
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT 0.430%		10/1/15	4,640	4,640
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	8,080	8,108
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,000	2,069
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	14,730	15,373
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,625
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,250	15,895
Pennsylvania GO	5.000%	9/1/15 (4)	45,450	45,640
Pennsylvania GO	5.000%	7/1/16	9,075	9,465
Pennsylvania GO	5.000%	7/1/16	40,470	42,210
Pennsylvania GO	5.000%	9/1/16	8,915	8,952
Pennsylvania GO	5.000%	3/1/17	16,540	17,645

Pennsylvania GO	5.000%	4/1/17	11,150	11,931
Pennsylvania GO	5.000%	4/1/18	35,410	39,078
Pennsylvania GO	5.000%	7/1/18	2,675	2,974
Pennsylvania GO	5.000%	8/15/18	15,170	16,927
Pennsylvania GO	5.000%	8/15/18	48,540	54,163
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/15 (Prere.)	1,650	1,653
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/15 (Prere.)	2,000	2,004
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/17	7,000	7,602
1 Pennsylvania State University Revenue TOB
VRDO	0.100%	8/7/15	12,495	12,495
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.050%	8/7/15 (4)	3,400	3,400
2 Pennsylvania Turnpike Commission Revenue	0.570%	12/1/16	23,250	23,318
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,333
2 Pennsylvania Turnpike Commission Revenue	0.470%	12/1/17	15,000	14,923
2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/17	10,405	10,380
2 Pennsylvania Turnpike Commission Revenue	0.620%	12/1/18	8,750	8,708
2 Pennsylvania Turnpike Commission Revenue
PUT	0.820%	12/1/18	6,500	6,490
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.140%	8/7/15 (12)	3,245	3,245
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,729
3 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,805
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	2,775	3,093
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	5,000	5,411
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,170	6,457
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/15	3,000	3,041
Philadelphia PA School District GO	5.000%	9/1/16	4,750	4,972
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,491
Philadelphia PA School District GO	5.000%	9/1/18	6,400	7,076
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,205
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.130%	8/7/15 (4)	50,465	50,465
Pittsburgh PA Water & Sewer Authority
Revenue	4.000%	9/1/16 (4)	2,600	2,701
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	6,270	6,275
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.080%	8/7/15 (4)	13,825	13,825
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	557
2 University Area Joint Authority Pennsylvania
Sewer Revenue	0.220%	11/1/15	1,550	1,550
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	0.420%	11/1/17	2,900	2,893
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (ETM)	2,375	2,488
West Chester University Pennsylvania Student
Housing Revenue BAN	0.650%	2/1/17	3,350	3,341

West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,793
2 York County PA GO PUT	0.427%	6/1/17	7,295	7,279
				746,376
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/16 (4)	2,000	2,008
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	4.000%	9/1/15	1,000	1,003
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/16	4,825	5,024
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17	2,640	2,826
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	1,325	1,446
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/16	1,000	1,025
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,878
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,101
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,792
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,648
				24,751
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,312
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.801%	1/1/18	8,770	8,804
Florence County SC GO	3.000%	6/1/16	16,075	16,444
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,081
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,113
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,847
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,840
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/16	1,300	1,376
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/17	2,305	2,518
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,121
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	8/3/15	19,800	19,800
South Carolina GO	5.000%	4/1/16	1,450	1,496

South Carolina GO	5.000%	4/1/16	7,260	7,492
South Carolina GO	5.000%	4/1/16	30	31
South Carolina GO	5.000%	4/1/16	6,475	6,682
South Carolina GO	5.000%	4/1/16	2,275	2,348
South Carolina GO	4.000%	4/1/17	2,520	2,665
South Carolina GO	5.000%	4/1/17	1,880	2,019
South Carolina GO	5.000%	4/1/18	1,975	2,192
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	3.000%	8/1/15	1,935	1,935
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/16	1,200	1,246
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	695
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	951
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	252
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	8,942
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,332
				106,534
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/16	500	515
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	523
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	530
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	438
				2,006

Tennessee (0.8%)

3 Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,667
Jackson TN Hospital Improvement Revenue

(Jackson-Madison County General Hospital
Project)	3.000%	4/1/17	2,130	2,206
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	4.000%	4/1/18	2,000	2,149
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,279
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	25,405
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,951
Shelby County TN GO	5.000%	4/1/18	4,085	4,531
Shelby County TN GO	5.000%	4/1/18	5,000	5,549
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/15	1,855	1,862
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	1,115	1,162
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	2,295	2,303

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/16	1,290	1,315
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	2,715	2,827
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,269
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,165	3,416
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	4,900	5,295
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,667
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	16,827
Tennessee GO	5.000%	10/1/16	2,000	2,108
				103,788
Texas (11.6%)
Alvin TX Independent School District GO PUT	2.000%	8/15/15	3,120	3,121
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/18	500	555
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	12,065	12,327
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	3.000%	5/15/16	4,675	4,776
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,770
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,120
3 Brownsville TX Utility System Revenue	5.000%	9/1/16	2,075	2,173
3 Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,499
1 Brownsville TX Utility System Revenue TOB
VRDO	0.170%	8/7/15 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	1,250	1,272
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	528
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	544
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,755
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.100%	8/6/15 (4)	27,750	27,750
College Station TX Independent School District
GO	4.000%	8/15/16	3,280	3,407
Cypress-Fairbanks TX Independent School
District GO PUT	2.000%	8/15/15	3,000	3,002
Dallas TX Independent School District GO	4.000%	8/15/16	3,365	3,495
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,029
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,868
Denton TX Independent School District GO PUT	2.000%	8/1/16	7,000	7,095
3 Denton TX Independent School District GO PUT	2.000%	8/1/18	10,530	10,741
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,161
El Paso TX Water & Sewer Revenue	3.000%	3/1/16	1,500	1,524
El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,122
El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,618
El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,623

	Fort Bend TX Independent School District GO
	PUT	0.660%	8/1/16	12,000	12,007
	Fort Bend TX Independent School District GO
	PUT	2.000%	8/1/17	15,000	15,300
3	Fort Worth TX GO	4.000%	3/1/18	5,080	5,480
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	2,000
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,334
	Grand Parkway TX Transportation Corp. System
	BAN	3.000%	12/15/16	195,465	201,499
2	Harris County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue (Memorial
	Hermann Healthcare System)	0.420%	6/1/16	2,000	1,998
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/17	3,500	3,810
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/18	2,000	2,243
	Harris County TX GO	4.750%	10/1/16 (Prere.)	20,100	21,106
3	Harris County TX GO	5.000%	10/1/18	2,800	3,151
	Harris County TX GO	5.000%	10/1/18	2,675	3,016
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.550%	8/6/15 (4)	3,825	3,825
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.650%	8/6/15 (4)	16,100	16,100
	Harris County TX Health Facilities Development
	Corp. Revenue (Methodist Hospital System)
	VRDO	0.010%	8/3/15	5,490	5,490
2	Harris County TX Toll Road Revenue	0.650%	8/15/17	5,260	5,273
[2,3] Harris County TX Toll Road Revenue PUT		0.000%	8/15/18	34,250	34,253
1	Houston TX Airport System Revenue TOB
	VRDO	0.030%	8/7/15	12,000	12,000
1	Houston TX Airport System Revenue TOB
	VRDO	0.170%	8/7/15 (4)(3)	49,500	49,500
	Houston TX GO	4.000%	3/1/16	2,900	2,964
	Houston TX GO	4.000%	3/1/17	2,075	2,187
	Houston TX GO	4.000%	3/1/17	9,000	9,485
	Houston TX GO	5.000%	3/1/18	11,835	13,082
2	Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.550%	5/16/16 (Prere.)	11,000	11,037
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/16	2,435	2,550
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/16	8,310	8,703
	Houston TX Independent School District GO
	PUT	0.950%	6/1/17	16,000	15,992
	Houston TX Independent School District Public
	Facilities Corp. Lease Revenue	4.000%	9/15/16	3,100	3,223
	Houston TX Independent School District Public
	Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,741
	Houston TX Utility System Revenue	3.000%	11/15/16	1,865	1,927
	Houston TX Utility System Revenue	5.000%	11/15/16	2,000	2,118
	Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,192
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,692
	Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,975
2	Houston TX Utility System Revenue PUT	0.620%	8/1/16	37,000	37,070

2 Houston TX Utility System Revenue PUT	0.920%	5/1/20	19,500	19,387
1 Judson TX Independent School District GO TOB
VRDO	0.040%	8/7/15 (12)	3,200	3,200
Katy TX Independent School District GO PUT	1.600%	8/15/17	865	865
2 Katy TX Independent School District GO PUT	0.676%	8/15/19	14,465	14,455
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,680
1 Lone Star College System Texas GO TOB
VRDO	0.030%	8/7/15	12,560	12,560
Lower Colorado River Authority Texas Revenue	5.000%	5/15/19 (14)	1,000	1,037
Lubbock TX GO	5.000%	2/15/18	4,080	4,494
Lubbock TX GO	5.000%	2/15/18	2,500	2,753
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	1.125%	10/18/16	10,415	10,464
Mesquite TX Independent School District GO	5.000%	8/15/16	1,500	1,574
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.430%	10/1/15	19,900	19,900
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	837
North East TX Independent School District GO
PUT	2.000%	8/1/15	4,870	4,870
North East TX Independent School District GO
PUT	2.000%	8/1/18	4,910	4,964
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,826
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,260
North Texas Tollway Authority System Revenue	3.000%	1/1/17	1,000	1,031
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,088
North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	641
North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	783
2 North Texas Tollway Authority System Revenue
PUT	0.690%	1/1/20	29,690	29,252
Northside TX Independent School District GO
PUT	1.650%	8/1/18	11,250	11,319
Northside TX Independent School District GO
PUT	2.125%	8/1/20	6,615	6,630
Pasadena TX Independent School District GO	5.000%	2/15/18	1,500	1,655
Pasadena TX Independent School District GO
VRDO	0.040%	8/7/15 (4)	8,900	8,900
Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	4,016
1 Port Arthur TX Independent School District GO
TOB VRDO	0.030%	8/7/15 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/15	3,210	3,210
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,100
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	16,360	18,566
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	11,300	11,359
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,562
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.300%	2/1/17	45,000	44,952
2 San Antonio TX Electric & Gas Systems
Revenue PUT	0.400%	2/1/18	27,250	27,100
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,150	10,371

1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	8/7/15	4,965	4,965
3 San Antonio TX GO	5.000%	2/1/18	3,250	3,586
San Antonio TX Independent School District GO	5.000%	8/15/16	1,800	1,888
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	6,088
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,385	7,523
2 San Antonio TX Water Revenue PUT	0.700%	11/1/16	15,100	15,106
2 San Antonio TX Water Revenue PUT	0.420%	11/1/17	16,875	16,813
Spring Branch TX Independent School District
GO PUT	1.050%	6/15/17	38,000	38,015
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,198
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,471
3 Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,605
Texas GO	5.000%	10/1/15	10,905	10,994
Texas GO	4.000%	10/1/16	2,965	3,092
Texas GO	5.000%	10/1/18	4,650	5,243
Texas GO	5.000%	10/1/18	3,400	3,834
Texas GO PUT	2.000%	2/1/18	3,575	3,589
1 Texas GO TOB VRDO	0.030%	8/7/15	14,575	14,575
1 Texas GO TOB VRDO	0.040%	8/7/15	11,096	11,096
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	5,135	5,398
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,341
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	11,793
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	14,400	15,286
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	5,021
Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,918
Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,984
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,424
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/16 (15)	1,000	1,049
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/17 (15)	2,615	2,809
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/18 (15)	1,000	1,091
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	13,550	13,825
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16 (Prere.)	4,205	4,290
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/16	30,325	31,649
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/17	21,000	22,031

Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	7/1/18	13,455	13,662
Texas Transportation Commission GO	5.000%	10/1/17	5,660	6,186
Texas Transportation Commission GO	5.000%	10/1/18	17,930	20,217
2 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	50,000	49,877
Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	7,212
Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	32,872
Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	18,488
2 Texas Transportation Commission Revenue
PUT	0.370%	4/1/17	45,950	45,835
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,000	21,573
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,181
University of North Texas Revenue	5.000%	4/15/16	1,000	1,033
University of North Texas Revenue	5.000%	4/15/17	725	778
3 University of Texas Permanent University Fund
Revenue	5.000%	7/1/18	2,095	2,337
				1,455,635
Utah (0.5%)
Salt Lake County UT Sales Tax Revenue	4.000%	2/1/16	3,630	3,699
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,125
Utah GO	5.000%	7/1/16	23,735	24,771
Utah GO	5.000%	7/1/16	1,500	1,566
Utah GO	5.000%	7/1/17	2,715	2,943
Utah GO	5.000%	7/1/18	2,925	3,274
Utah Transit Authority Sales Tax Revenue	1.350%	6/15/17	22,000	22,162
				59,540
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	1,780	1,792
Virgin Islands Public Finance Authority Revenue	4.000%	10/1/16	3,250	3,354
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	1,495	1,560
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,609
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,732
				12,047
Virginia (1.7%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	3,991
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,352
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,307
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	2,945	2,969
Fairfax County VA Public Improvement GO	5.000%	10/1/16	5,630	5,675
2 Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)
PUT	1.920%	2/1/17	6,500	6,601
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,390	1,445

Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	0.700%	12/1/16	6,250	6,247
Norfolk VA GO	4.000%	10/1/16	4,960	5,173
Norfolk VA Water Revenue	5.000%	11/1/18	725	818
Richmond VA GO	3.000%	3/1/16	2,250	2,287
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,838
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,774
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/18	3,170	3,501
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,660	8,870
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	8,190	8,389
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	11,275	12,432
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/16	1,100	1,131
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15 (ETM)	10	10
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,590	1,595
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	13,450	14,136
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,030	8,947
Virginia GO	5.000%	6/1/17	1,000	1,081
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	2,845	2,979
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	4,880	5,110
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	7,890	8,834
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	10,170	11,387
Virginia Public Building Authority Revenue	5.000%	8/1/15 (Prere.)	2,000	2,000
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	11,440
Virginia Public School Authority Revenue	5.000%	4/15/16	2,940	3,039
Virginia Public School Authority Revenue	4.000%	8/1/16	3,565	3,697
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,042
Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,843
Virginia Public School Authority School
Technology and Security Notes Revenue	5.000%	4/15/17	12,385	13,310
Virginia Public School Authority School
Technology and Security Notes Revenue	5.000%	4/15/18	13,000	14,430

Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,078
				211,758
Washington (2.4%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.030%	8/7/15	8,280	8,280
2 Everett WA GO PUT	0.420%	12/1/19	4,000	3,980
2 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.340%	12/1/17	9,000	8,948
King County WA (Bellevue School District) GO	5.000%	12/1/16	3,125	3,316
King County WA GO	5.000%	1/1/18	2,000	2,202
King County WA GO	5.000%	7/1/18	7,515	8,409
1 King County WA Sewer Revenue TOB VRDO	0.030%	8/7/15	6,950	6,950
3 Port of Seattle WA Revenue	5.000%	3/1/19	4,500	5,078
Seattle WA GO	5.000%	6/1/18	6,455	7,192
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,615
2 Seattle WA Municipal Light & Power Revenue
PUT	0.700%	11/1/18	6,750	6,752
2 Seattle WA Municipal Light & Power Revenue
PUT	0.700%	11/1/18	8,250	8,252
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,501
1 TES Properties Washington Lease Revenue
TOB VRDO	0.030%	8/7/15	10,125	10,125
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,437
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,550
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	14,675	15,316
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/16	10,000	10,437
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,200
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,535
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,582
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	15,581
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	22,475
Washington GO	5.000%	1/1/16	5,000	5,101
Washington GO	4.000%	7/1/16	14,160	14,649
Washington GO	5.000%	7/1/16	10,000	10,437
Washington GO	5.000%	8/1/18	11,745	13,154
1 Washington GO TOB VRDO	0.030%	8/7/15	6,325	6,325
1 Washington GO TOB VRDO	0.030%	8/7/15	6,145	6,145
1 Washington GO TOB VRDO	0.030%	8/7/15	5,030	5,030
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.220%	8/7/15	5,645	5,645
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital and Regional
Medical Center) TOB VRDO	0.040%	8/7/15	11,380	11,380
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.120%	8/7/15	7,875	7,875

Washington Health Care Facilities Authority
Revenue (PeaceHealth)	4.000%	11/15/15	1,000	1,011
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	810
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,457
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	736
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,497
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/16	465	477
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	318
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	272
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.020%	8/7/15	28,770	28,770
3 Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.375%	1/1/21	3,250	3,296
				296,098
West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,002
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,995
West Virginia University Revenue	5.000%	10/1/16	725	764
2 West Virginia University Revenue PUT	0.550%	10/1/19	3,500	3,479
				15,240
Wisconsin (0.8%)
Milwaukee WI GO	5.000%	5/1/16	6,010	6,225
Milwaukee WI GO	4.000%	3/15/18	15,085	16,248
Wisconsin GO	4.000%	11/1/15	2,860	2,888
Wisconsin GO	4.000%	5/1/16	4,470	4,597
Wisconsin GO	4.000%	11/1/16	6,205	6,487
Wisconsin GO	5.000%	5/1/17	1,000	1,077
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,200	7,757
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,000	14,302
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	8/7/15	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,321
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	3,100	3,240
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	5,500	5,512

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,745	1,827
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/16	1,660	1,754
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,092
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	840
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services,
Inc.)	4.000%	8/15/15	1,100	1,102
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,793
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	696
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,401
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	560	579
Wisconsin Transportation Revenue	5.000%	7/1/16	9,930	10,363
				96,851
Total Tax-Exempt Municipal Bonds (Cost $12,244,319)				12,279,757
			Shares
Temporary Cash Investment (3.0%)
Money Market Fund (3.0%)
4 Vanguard Municipal Cash Management Fund
(Cost $369,965)	0.026%		369,965,155	369,965
Total Investments (101.2%) (Cost $12,614,284)				12,649,722
Other Assets and Liabilities-Net (-1.2%)				(143,858)
Net Assets (100%)				12,505,864

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $1,567,322,000, representing 12.5% of net assets.
2	Adjustable-rate security.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	12,279,757	—
Temporary Cash Investments	369,965	—	—
Futures Contracts—Assets[1]	479	—	—
Total	370,444	12,279,757	—
1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at July 31, 2015.

D. At July 31, 2015, the cost of investment securities for tax purposes was $12,615,458,000. Net unrealized appreciation of investment securities for tax purposes was $34,264,000, consisting of unrealized gains of $47,324,000 on securities that had risen in value since their purchase and $13,060,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (0.8%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,144
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,727
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,133
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,812
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,719
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,070
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,774
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	58,350	64,019
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	60,660	66,554
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	62,600	68,682
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,916
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	2,076
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,772
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	3,835
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,672
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,410
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,390
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,775
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,052
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,202
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,475
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,309
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,296
Birmingham AL GO	0.000%	3/1/32	5,000	5,073
Huntsville AL GO	5.000%	3/1/26	2,540	2,958
Huntsville AL GO	5.000%	5/1/33	5,000	5,679
1 Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,826
1 Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,885
1 Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,780
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,039

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,663
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,191
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,083
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,450	5,996
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,914
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,775
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	617
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	818
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	815
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,788
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,482
				359,196
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,310
Alaska GO	5.000%	8/1/24	5,000	5,987
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,632
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,273
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,330
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,478
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,758
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,079
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,841
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	11,220	11,220
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	12,993
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,019
				61,920
Arizona (2.3%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/16 (Prere.)	2,430	2,524
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/16 (Prere.)	4,310	4,477
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,509
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,297
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,290
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,841

Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,165
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,207
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,152
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,130
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,453
Arizona COP	4.000%	9/1/17	1,250	1,331
Arizona COP	5.000%	3/1/18 (Prere.)	10,000	11,050
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,525
Arizona COP	5.000%	9/1/18	1,275	1,423
Arizona COP	5.000%	9/1/20	1,700	1,974
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,984
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,552
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,663
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,068
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,880
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,149
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.870%	2/5/20	12,500	12,800
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,179
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,780
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,388
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/26	3,000	3,471
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,550
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,049
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,015
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,815
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	34,300	34,439
Arizona School Facilities Board COP	5.000%	9/1/15 (Prere.)	26,755	26,863
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	25,188
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	22,812
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,506
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,627
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	11,972
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	14,507
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	33,639

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,823
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,823
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	11,500	12,447
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	16,300	17,642
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	10,000	10,823
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	7,540	8,161
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,534
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	10,464
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,570
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,570
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	10,158
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,791
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,275
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	7,580	8,697
3 Arizona Transportation Board Highway Revenue
TOB VRDO	0.230%	8/7/15	6,695	6,695
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,136
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,238
Chandler AZ GO	4.000%	7/1/22	3,390	3,845
Chandler AZ GO	5.000%	7/1/23	3,400	4,134
Chandler AZ GO	5.000%	7/1/24	4,250	5,232
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,634
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,236
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,702
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,679
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,923
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,265
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,187
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,227
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,553
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,534
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,769
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,210
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,496
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,689
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,009
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,307

Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/17 (Prere.)	4,235	4,584
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	6,762
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	10,773
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,439
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,064
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,517
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/28	690	814
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/29	480	575
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/30	375	448
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,098
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,295
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,458
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,025
3 Mesa AZ Utility System Revenue TOB VRDO	0.030%	8/7/15	6,500	6,500
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,552
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,480
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,533
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,821
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	15,050
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,420	5,652
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,583
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,371
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,820
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,527
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	13,169
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,462
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,495
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	10,929
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,400

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	2,976
Phoenix AZ GO	5.000%	7/1/20	5,150	5,572
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,388
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,580
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,199
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,206
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,422
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,225
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,227
4 Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/16 (Prere.)	7,250	7,396
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,895
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,938
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,995
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,350
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,574
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,676
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,251
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,294
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,171
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	312
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,609
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,438
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,143
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	7,591
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	5,954
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,863
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,103
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,103
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,786
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.450%	9/1/15	25,000	25,000
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,387

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,433
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,103
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,686
				1,016,792
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	429
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	12,428
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,389
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,545
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,379
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,075
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,584
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,222
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,915
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,727
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,882
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,946
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,163
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,461
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,265
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,292
				46,702
California (11.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,545
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,118
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,869
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,556
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/28	6,165	7,247

Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,220
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,853
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,164
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	20,834
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	27,235
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,523
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.620%	4/1/20	12,500	12,376
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,427
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.720%	4/1/21	14,500	14,348
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,528
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	13,500	13,255
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,301
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	5,080
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,075
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,183
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,502
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	14,587
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	7,288
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,590	8,805
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,252
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	3,800	4,399
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	21,404
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	2,863
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,312
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	15,000	18,450
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	10,000	12,406
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	15,000	18,013

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,500	2,987
4 California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	23,073
4 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	36,968
4 California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	21,194
1 California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,435
1 California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,801
1 California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,691
California GO	6.000%	2/1/16	1,500	1,544
California GO	5.000%	4/1/16	10,000	10,320
California GO	5.000%	9/1/16	8,000	8,408
California GO	5.000%	3/1/17	3,000	3,211
California GO	5.000%	4/1/17	13,050	14,010
2 California GO	0.770%	5/1/17	3,500	3,519
California GO	5.500%	4/1/18	30,000	33,696
California GO	6.000%	4/1/18	11,480	13,058
California GO	5.000%	9/1/18	33,800	35,557
California GO	5.000%	12/1/18	85	85
California GO	5.000%	4/1/20	18,000	20,502
California GO	5.000%	8/1/20	18,970	20,213
California GO	5.000%	10/1/20	3,000	3,537
California GO	5.000%	11/1/20 (14)	5,000	5,473
California GO	5.000%	12/1/21	16,365	17,955
California GO	5.000%	3/1/22	6,375	6,546
California GO	5.000%	3/1/22	26,540	31,703
California GO	5.250%	10/1/22	15,000	17,455
California GO	5.000%	12/1/22	11,000	13,260
California GO	5.000%	3/1/23	29,000	29,777
California GO	5.000%	9/1/23	9,770	11,874
California GO	5.000%	10/1/23	3,000	3,652
California GO	5.000%	11/1/23	17,200	20,967
California GO	5.000%	12/1/23	34,000	41,508
California GO	5.000%	3/1/24	30,115	30,916
California GO	5.000%	3/1/24	30,000	36,625
California GO	5.000%	5/1/24	35,000	42,813
California GO	5.000%	10/1/24	19,500	21,542
California GO	5.000%	10/1/24	10,500	12,904
California GO	5.000%	12/1/24	5,640	6,816
California GO	5.000%	3/1/25	15,000	18,386
California GO	5.000%	10/1/25	20,000	23,880
California GO	5.000%	11/1/25	33,000	40,032
California GO	5.000%	12/1/25	5,490	6,631
California GO	5.500%	8/1/26	23,665	26,762
California GO	5.000%	10/1/26	31,140	36,868
California GO	5.000%	10/1/27	11,250	13,188
California GO	5.250%	10/1/27	26,440	31,099
California GO	5.000%	11/1/27	17,380	20,572
California GO	5.000%	2/1/28	12,500	14,547
California GO	5.000%	11/1/28	9,175	10,784
California GO	5.000%	12/1/28	3,575	4,206
California GO	5.750%	4/1/29	2,395	2,782
California GO	5.250%	9/1/29	10,460	12,452
California GO	5.000%	10/1/29	10,000	11,723

California GO	5.000%	10/1/29	27,000	31,003
California GO	5.000%	10/1/29	4,445	4,884
California GO	5.250%	3/1/30	29,500	34,183
California GO	5.000%	5/1/30	30,000	34,811
California GO	5.250%	9/1/30	25,480	30,210
California GO	5.750%	4/1/31	79,190	91,890
California GO	5.000%	10/1/31	24,000	27,842
California GO	5.000%	2/1/32	50,640	57,762
California GO	5.000%	10/1/32	11,000	12,713
California GO	5.000%	2/1/33	79,605	90,456
California GO	6.500%	4/1/33	54,500	64,657
California GO	5.000%	10/1/33	6,000	6,903
California GO	5.000%	10/1/34	10,000	11,488
California GO PUT	3.000%	12/1/19	6,000	6,359
3 California GO TOB VRDO	0.160%	8/7/15 (4)	11,000	11,000
California GO VRDO	0.010%	8/3/15 LOC	1,600	1,600
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,276
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,196
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,110
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,178
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,237
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,247
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,475
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,425
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,148
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,778
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	4,052
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,520	4,579
3 California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) TOB VRDO	0.050%	8/7/15	650	650
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/27	6,380	7,474
3 California Health Facilities Financing Authority
Revenue (Providence Health Services) TOB
VRDO	0.150%	8/7/15	9,480	9,480
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,111
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,568
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,994

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,652
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	29,833
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,053
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,729
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	7,565
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,271
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,610
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,233
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,812
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.300%	4/1/16	18,000	17,995
2 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.020%	6/1/20	10,000	9,946
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,115
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,749
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,912
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,613
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,172
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,517
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	1,990
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,549
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,445
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	8/3/15 LOC	8,100	8,100
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,376
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,558
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,591
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,847

California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,339
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,832
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	908
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,091
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,916
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,444
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,989
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,628
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	15,163
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,280
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,875
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,365
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,497
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,695
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,789
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,814
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,137
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,049
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,359
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,538
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	2,986
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,865
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,883
California State University Systemwide Revenue	5.000%	11/1/26	14,775	16,624
California State University Systemwide Revenue	5.750%	11/1/27	5,000	5,789
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,680
California State University Systemwide Revenue	5.250%	11/1/29	7,790	9,127
California State University Systemwide Revenue	5.000%	11/1/30	24,850	29,166
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,306
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,234
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,645
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,622
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,174
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,945

California State University Systemwide Revenue	5.000%	11/1/35	4,355	5,004
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/24	4,175	3,736
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	38,098
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,500	3,639
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,766
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,540	4,125
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	3,160	3,682
Cerritos CA Community College District GO	5.250%	8/1/19 (Prere.)	4,235	4,935
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	628
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,027
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	524
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,163
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	17,212
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,714
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,363
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,363
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,452
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,313
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	926
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,675
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,463
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,242
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,298
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,319
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,427
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,490
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,546
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,611
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,551
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,761
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,321
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,468
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,556

Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/25	2,000	2,321
Cupertino CA Union School District GO	5.000%	8/1/30	2,000	2,369
Cupertino CA Union School District GO	5.000%	8/1/34	2,000	2,334
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,135
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	2,410	2,822
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	4,000	4,667
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,910
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,307
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,008
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,440
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,222
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,041
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,160
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,148
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,822
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,380
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,244
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,446
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,987
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,669
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,650
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,047
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	4,932
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	908
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,171
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	883
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,346
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,281
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	1,975
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,533
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,124
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,226
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,442
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,931

Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,683
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	15,090
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,510
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,348
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	46,403
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,532
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,223
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,667
1 Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	5,858
1 Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	6,996
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	164
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,943
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/16	12,545	12,954
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	4,595	3,832
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	19,000	21,454
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	10,500	11,847
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,404
1 Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,073
1 Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,287
1 Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,896
1 Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,854
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,870
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,168
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,133
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,334
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,625
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,567
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	938
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,868
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	57
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	294
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	103
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	147
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,194
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,593
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,825
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	9,096

Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,250
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,587
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	2,001
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	8,331
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,830
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,254
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,228
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,233
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	29,617
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,551
Los Angeles CA Community College District GO	5.000%	8/1/29	10,000	11,764
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,726
Los Angeles CA Community College District GO	5.000%	8/1/31	12,100	14,111
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,170
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,035
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,019
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,115	3,474
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,624
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,250	3,624
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/18 (Prere.)	3,960	4,416
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,593
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,808
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,807
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,449
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	26,033
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,742
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	8/3/15	2,000	2,000
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,863
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,315
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	9,000	9,383
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,199
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	7,606
Los Angeles CA Unified School District GO	5.000%	7/1/16 (Prere.)	24,035	25,068
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,329
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,954
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,933
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,823
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	22,410	24,255
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,005
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	23,023
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	38,797
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	24,058
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,128
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,732

Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,036
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,499
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,363
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,648
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,182
Los Angeles CA Unified School District GO	4.500%	7/1/31 (2)	4,000	4,228
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,361
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,744
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,613
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,431
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,683
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,256
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,658
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,334
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,183
Metropolitan Water District of Southern
California Revenue PUT	2.000%	10/1/16	6,000	6,080
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	3,000	2,992
2 Metropolitan Water District of Southern
California Revenue PUT	0.400%	3/27/18	31,000	30,913
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,499
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,433
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,938
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,638
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/15 (Prere.)	14,775	14,835
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,246
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,760
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,127
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,334
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,329
Orange County CA Sanitation District COP	5.000%	2/1/17 (Prere.)	2,500	2,671
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,077
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,035
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	9,290	9,302
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	11,331
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	13,414
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	12,266
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	6,986
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,452
Paramount CA Redevelopment Agency Tax
Allocation Revenue (Redevelopment Project
Area No. 1)	0.000%	8/1/26 (14)	5,000	3,202
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,504

Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/20	1,035	1,193
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,333
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,417
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,494
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,563
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,680
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,288
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,748
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,550
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,536
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,579
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,916
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,755	3,175
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,240	2,548
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,750	1,979
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	8,012
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	19,108
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,625
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,699
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,145
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,295
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,464
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,526
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	10,750
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	3,895
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	13,376
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,645
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,988
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,268
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	5,976

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,179
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,356
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	5,361
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	5,984
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,596
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,238
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	129
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	266
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	145	163
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	123
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	5.000%	7/1/16 (Prere.)	2,000	2,086
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.230%	8/7/15 LOC	5,850	5,850
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	813
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,355
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,782
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,580
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,117
Sacramento County CA GO	5.000%	2/1/17	4,650	4,883
Sacramento County CA GO	5.250%	2/1/18	6,140	6,700
Sacramento County CA GO	5.250%	2/1/19	4,940	5,466
Sacramento County CA GO	5.500%	2/1/20	4,700	5,333
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,215
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,100	1,314
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,323
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,173
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,470
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,154
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,233
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,335
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,482
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,567
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	14,540

San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,640
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,582
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,688
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,936
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,613
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,648
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,584
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,904
San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,777
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,461
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,067
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,815
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,507
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,807
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,584
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,263
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,909
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	9,743
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,844
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,798
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,296
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,208
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,795
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,470
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,290
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,870
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,384
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,336
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	15,854
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,151
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,074
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,349
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,609
San Jose CA Airport Revenue	5.000%	3/1/27	3,500	4,049
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,508
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	21,476
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	26,554

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	32,091
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,623
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,289
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,677
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,768
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,200
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	4,016
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,493
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,457
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,579
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,355
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	2,918
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,944
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,092
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,215
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	4,005
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,271
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	1,912
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,170
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,523
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.030%	8/7/15	15,000	15,000
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	854
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,201
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,189
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,183
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,177

Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,757
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,751
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,077
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	2,026
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	7,373
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	5,094
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,982
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,228
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	4,447
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	6,051
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	4,537
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	7,734
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	7,214
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,707
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,527
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,497
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,867
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	10,320
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	432
State Center California Community College
District GO	5.000%	8/1/29	6,005	6,973
State Center California Community College
District GO	5.000%	8/1/30	3,335	3,855
State Center California Community College
District GO	5.000%	8/1/31	5,070	5,832
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,795
3 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	8/7/15 (13)	2,845	2,845
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,072
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,020
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,378
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,711
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,081
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,254
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,428
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,681

Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,878
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,532
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	17,105
University of California Revenue	5.000%	5/15/23	1,500	1,766
University of California Revenue	5.000%	5/15/23	2,000	2,433
University of California Revenue	5.000%	5/15/23	3,000	3,643
University of California Revenue	5.000%	5/15/26	12,915	15,038
University of California Revenue	5.000%	5/15/27	5,000	5,787
University of California Revenue	5.000%	5/15/27	6,010	7,210
University of California Revenue	5.000%	5/15/28	5,500	6,580
University of California Revenue	5.000%	5/15/28	12,500	14,920
University of California Revenue	5.000%	5/15/28	25,995	30,403
University of California Revenue	5.000%	5/15/29	24,000	28,402
University of California Revenue	5.000%	5/15/30	2,830	3,263
University of California Revenue	5.000%	5/15/31	11,000	12,884
University of California Revenue	5.000%	5/15/32	21,800	24,987
University of California Revenue	5.000%	5/15/32	4,000	4,648
University of California Revenue	4.000%	5/15/33	7,000	7,305
University of California Revenue	5.000%	5/15/33	31,200	35,667
University of California Revenue	5.000%	5/15/34	38,420	43,806
University of California Revenue PUT	5.000%	5/15/23	127,165	153,186
University of California Revenue VRDO	0.020%	8/7/15	33,550	33,550
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,919
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	6,169
Ventura County CA Community College District
GO	5.000%	8/1/24	1,070	1,327
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	5,871
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	5,950
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	5,583
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,206
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,201
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,179
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,160
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,044
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,019
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,838
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,825
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,247
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,978
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,559
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,529
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,854
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,876

West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,359
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,809
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,161
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,040
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,479
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,044
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,311
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,169
				5,208,518
Colorado (1.2%)
Aurora CO COP	5.000%	12/1/19	1,050	1,205
Aurora CO COP	5.000%	12/1/20	2,000	2,264
Aurora CO COP	5.000%	12/1/21	3,505	3,980
Aurora CO COP	5.000%	12/1/22	4,730	5,354
Aurora CO COP	5.000%	12/1/23	4,465	5,044
Aurora CO COP	5.000%	12/1/24	4,215	4,762
Aurora CO COP	5.000%	12/1/25	5,475	6,170
3 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.040%	8/7/15	8,665	8,665
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,059
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,204
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,368
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,462
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	6,018
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	38,510
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,331
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,400
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	18,799
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	9,007
3 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.220%	8/3/15	5,300	5,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,250
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,798
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,825
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,050
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,154
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,497

Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,111
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,503
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,057
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,989
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,096
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,332
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,753
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,735
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,088
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,570
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,681
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,628
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,472
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,764
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,534
Denver CO City & County COP VRDO	0.010%	8/3/15	1,300	1,300
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	23,667
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,677
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	7,024
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	13,813
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	23,747
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	9,418
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	12,107
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	14,932
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,673
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,788
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,970
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,965
University of Colorado Enterprise System
Revenue	5.000%	6/1/17 (Prere.)	5,785	6,241
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	3,204
University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,000	2,330
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,477

University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,796
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,448
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,061
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,892
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,362
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,812
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,635
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,121
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,112
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,201
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,552
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,852
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,317
				533,283
Connecticut (1.7%)
Connecticut GO	5.000%	11/1/15	5,000	5,061
Connecticut GO	5.000%	12/15/15	14,345	14,603
Connecticut GO	5.000%	4/15/16	13,725	14,185
2 Connecticut GO	0.670%	5/15/16	5,000	5,013
2 Connecticut GO	0.670%	5/15/16	8,400	8,422
2 Connecticut GO	0.790%	5/15/17	5,000	5,003
Connecticut GO	5.000%	11/1/17	7,750	8,452
2 Connecticut GO	0.940%	5/15/18	14,100	14,113
Connecticut GO	5.000%	12/15/18	11,100	11,800
Connecticut GO	5.000%	3/15/20	7,770	8,965
2 Connecticut GO	1.270%	4/15/20	17,000	17,245
Connecticut GO	5.000%	11/1/20	4,970	5,801
2 Connecticut GO	0.770%	3/1/21	4,305	4,252
Connecticut GO	5.000%	11/1/21	5,000	5,878
Connecticut GO	4.000%	3/15/22	14,405	16,024
Connecticut GO	5.000%	4/15/22	6,005	7,056
Connecticut GO	5.000%	5/15/22	11,310	13,135
Connecticut GO	5.000%	6/1/22	8,010	9,427
Connecticut GO	5.000%	6/15/22	9,355	11,015
Connecticut GO	5.000%	9/1/22	15,000	17,705
Connecticut GO	5.000%	9/15/22	6,830	8,065
Connecticut GO	5.000%	11/15/22	5,000	5,915
Connecticut GO	5.000%	11/15/22	17,120	20,253
Connecticut GO	5.000%	3/15/23	18,315	21,574
Connecticut GO	5.000%	6/15/23	5,890	6,959
Connecticut GO	5.000%	11/1/23	10,000	11,559
Connecticut GO	5.000%	11/15/23	7,715	9,158
Connecticut GO	5.000%	11/15/23	14,275	16,945
Connecticut GO	5.000%	3/15/24	10,000	11,885

Connecticut GO	5.000%	6/1/24	10,000	11,718
Connecticut GO	5.000%	9/1/24	20,000	23,866
Connecticut GO	5.000%	10/15/24	10,805	12,725
Connecticut GO	5.000%	11/15/24	6,985	8,349
Connecticut GO	5.000%	11/15/24	10,025	11,983
Connecticut GO	5.000%	3/1/25	19,440	22,521
Connecticut GO	5.000%	9/1/25	19,395	22,921
Connecticut GO	5.000%	11/15/25	3,250	3,902
Connecticut GO	5.000%	9/1/26	13,170	15,376
Connecticut GO	5.000%	11/1/26	9,250	10,622
Connecticut GO	5.000%	3/15/27	12,000	14,061
Connecticut GO	5.000%	6/15/27	5,000	5,873
Connecticut GO	5.000%	6/15/29	5,000	5,802
Connecticut GO	5.000%	3/1/30	8,900	10,130
Connecticut GO	4.000%	6/15/30	2,500	2,638
Connecticut GO	5.000%	3/1/31	10,500	11,908
Connecticut GO	4.000%	9/1/31	14,100	14,745
Connecticut GO	5.000%	4/15/32	4,000	4,514
Connecticut GO	5.000%	8/15/32	20,000	22,458
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,329
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,227
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,760
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.010%	8/3/15	5,800	5,800
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,756
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,954
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,486
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,127
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	22,861
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,932
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,567
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,315
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	11,528
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,891
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,289
Hartford CT GO	5.000%	4/1/28	2,055	2,339
Hartford CT GO	5.000%	4/1/30	2,000	2,257
University of Connecticut GO	5.000%	2/15/26	3,140	3,747
University of Connecticut GO	5.000%	2/15/27	8,000	9,452
University of Connecticut GO	5.000%	2/15/28	5,000	5,871
University of Connecticut GO	5.000%	2/15/29	9,010	10,471
				747,539

Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,355
Delaware GO	5.000%	10/1/16	19,895	20,979
Delaware GO	5.000%	8/1/24	6,040	7,320
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,266
University of Delaware Revenue	5.000%	11/1/22	1,000	1,139
				44,059
District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/19 (4)	5,325	5,832
District of Columbia GO	5.000%	6/1/19	5,000	5,725
District of Columbia GO	5.000%	6/1/20 (4)	11,840	12,961
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,363
District of Columbia GO	5.000%	6/1/21	5,000	5,916
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,218
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	6,005
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,954
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,143
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,991
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,556
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	25,510
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,900	1,896
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,950
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,837
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,685
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,685
				133,227
Florida (6.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/25	1,000	1,149
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/26	1,250	1,414
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/27	1,300	1,455
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/34	22,000	23,931
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,782
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,275
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,839

Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,757
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,389
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,798
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,667
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,953
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,931
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,995
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,416
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,778
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,599
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,895
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,622
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,742
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,286
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,993
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	5,247
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,507
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,167
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,288
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,097
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,513
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,601
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,304
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,747
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,211
Broward County FL GO	5.000%	1/1/20	9,185	10,656
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,213
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,804
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,250
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,100
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	10,377
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	16,604
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	60,990	65,742
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	21,610
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,000	34,732
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,000	23,621

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	51,887
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,637
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	24,269
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	8,521
1 Duval County FL School Board COP	5.000%	7/1/27	4,000	4,658
1 Duval County FL School Board COP	5.000%	7/1/33	14,415	16,213
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,458
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	5,305	5,380
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,464
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,125
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,178
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,002
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	14,909
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,767
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,637
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,803
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,529
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,206
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,336
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,419
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	11,724
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,811
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	41,836
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,647
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	11,998
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,429
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,009
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	24,888
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,741
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	8,838
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,551
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,780
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,165
Florida Department of Environmental Protection

& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,252

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,267
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,686
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,873
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,756
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,275
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,864
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,850
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,789
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,085
1 Florida Department of Transportation GO	5.000%	7/1/22	22,060	26,505
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,961
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,072
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16 (ETM)	50,000	52,130
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	1,000	1,146
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,007
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,433
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	2,978
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,548
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,060
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,185
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,027
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,176
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,283
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,887
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,469
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,584
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,001
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,403
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,634
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,298
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,537
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,488
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,194
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,572
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,774
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,270
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,174
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,248
Fort Myers FL Improvement Revenue	5.000%	12/1/16 (Prere.)	6,330	6,710
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	1,010	1,069
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,916
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/23	1,320	1,517
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/24	1,110	1,276
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/25	1,350	1,551

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	831
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	127
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	147
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	264
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	193
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,700	1,724
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,014
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,014
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,000	1,014
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	500	507
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	875	887
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	135	137
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	740	750
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/16/15 (Prere.)	1,310	1,328
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,283
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,368
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,245
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,982
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,463

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,453
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,297
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,428
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,519
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,981
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,781
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/18	12,320	13,865
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	16,936
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	2,490	2,612
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,741
1 Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	28,994
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,264
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	2,885	3,212
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	13,784
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	15,991
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	17,151
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,466
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,777
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,835
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	710
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	885
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,236
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,324
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,128
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,389
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,337

Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19	15,265	17,615
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	22,255	26,092
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,328
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,073
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,139
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.020%	8/7/15	4,035	4,035
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	5,997
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,296
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,611
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,492
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,024
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,288
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,393
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,051
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,397
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,944
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,608
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,984
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,519
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,998
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,713
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,986
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,390
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,713
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	530
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,000	3,274
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,070
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,278
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,603
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,884
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,336
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,743
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,801
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,620
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,168
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,516
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,766
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,061
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,132
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,130
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,129
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,981

Manatee County FL Revenue	5.000%	10/1/22	1,255	1,498
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,562
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,567
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,776
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,832
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,801
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,302
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,424
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,894
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,410
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,845
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,454
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,085
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,000
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,654
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,963
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,750	3,253
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,782
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,348
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	8,193
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,475
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,034
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,326
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,168
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,577
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,716
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	5,042
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,403
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	3,784
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,605
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,251
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,859

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,603
Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,429
Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,795
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	9,664
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,477
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,280	3,464
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,655	2,804
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	2,500	2,640
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	5,025	5,307
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	3,500	3,697
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	6,110
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	28,112
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	30,846
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	15,869
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	14,480
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	17,325
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,825
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,202
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,424
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,321
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,243
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	10,324
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,679
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,034
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,324
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,160
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	12,916
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,831
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,955
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	2,725
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,226
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,406
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,469
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,063
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,026
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,351
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,817
3 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.020%	8/3/15 LOC	9,175	9,175
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,574

Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,329
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	9,008
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	7,017
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,847
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	8,080
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,471
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	4,063
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,588
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,143
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,360
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,157
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,106
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,567
Orange County FL Tourist Development
Revenue	5.000%	10/1/15 (Prere.)	12,630	12,732
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,492
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	20,657
Orange County FL Tourist Development
Revenue	5.000%	10/1/19	8,680	9,982
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	16,636
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,924
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,835
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,959
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,658
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	5,000	5,579
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,947
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,840
Orlando FL Utility Commission Utility System
Revenue VRDO	0.020%	8/7/15	26,500	26,500
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	688
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	966
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,105
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,420
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,053

Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	973
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,437
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,153
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,919
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,731
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,132
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,125
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,266
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,543
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,738
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	17,121
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,734
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,591
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,216
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,317
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	10,982
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,432
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,930
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,206
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,884
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,423
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,277
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,093
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,704
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,088
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	5,000	5,267
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	7,805	8,221
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	5,844
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,152
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,209
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,413
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,661
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,882
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	574
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	554
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	551

Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,242
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,857
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,285
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,881
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,083
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,635
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,412
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,610
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	4,111
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	21,015
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	15,338
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,410
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,147
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,234
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,128
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,165
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,664
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,103
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,612
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,840
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,066
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,569
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,744
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,836
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,795
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,866
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,284
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,126

Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,234
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,750	1,952
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,495
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,180
Volusia County FL School Board COP	5.000%	8/1/24	500	592
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,976
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,084
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,895
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,686
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,406
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,657
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,231
				2,596,057
Georgia (2.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,757
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,964
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,104
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,578
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,421
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	1,927
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/28	3,000	3,453
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,431
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,699
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,675
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,221
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,261
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,250
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,278
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,591
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,194
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,778
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,844
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,590
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,862
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,160
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,558
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,419
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,724
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,778
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,442

Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,966
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,838
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,201
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,847
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,607
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,633
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,020
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,369
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,697
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,263
2 Atlanta GA Water & Wastewater Revenue PUT	1.627%	11/1/18	21,685	22,269
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,679
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	0.330%	1/1/24 (4)	2,350	2,250
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,094
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,167
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,443
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,925
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,261
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,140
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,656
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,363
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,614
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,671
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,773
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,588
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,649
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,807
Forsyth County GA GO	5.000%	3/1/20	2,145	2,500
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,867
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,385
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,108
Georgia GO	5.000%	10/1/15	16,495	16,629
Georgia GO	5.000%	12/1/15	10,000	10,163
Georgia GO	5.000%	7/1/16	5,300	5,308
Georgia GO	5.000%	7/1/16	8,625	9,000
Georgia GO	5.000%	7/1/16	2,705	2,823
Georgia GO	5.000%	7/1/16	18,290	19,085
Georgia GO	5.000%	2/1/19	33,695	38,306
Georgia GO	5.000%	7/1/19	5,000	5,754
Georgia GO	4.000%	11/1/19	2,500	2,797
Georgia GO	5.000%	2/1/20	34,000	39,588

Georgia GO	5.000%	7/1/20	14,920	17,537
Georgia GO	5.000%	7/1/20	3,000	3,526
Georgia GO	5.000%	7/1/20	10,000	11,754
Georgia GO	5.000%	11/1/20	9,240	10,937
Georgia GO	5.000%	10/1/21	8,000	9,583
Georgia GO	5.000%	1/1/22	9,415	11,271
1 Georgia GO	5.000%	2/1/22	13,425	16,090
Georgia GO	4.000%	10/1/22	2,150	2,455
Georgia GO	5.000%	2/1/23	28,720	34,828
Georgia GO	5.000%	7/1/23	20,160	24,157
Georgia GO	5.000%	2/1/25	3,000	3,659
Georgia GO	5.000%	2/1/27	10,000	12,001
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	2,445	2,546
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	14,087
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,721
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,522
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	27,118
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	17,654
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,894
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	4,917
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	7,780
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	7,915
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,970
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,955
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,605
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,394
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,477
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	34
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	27,141
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	2,270	2,515
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,564
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	42,051
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	12,019
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	70	82
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,872

Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,265
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,583
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,256
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,768
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,343
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,554
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	58,441
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	6,719
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,833
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,791
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,500
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,603
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,549
				968,898
Guam (0.0%)
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,659

Hawaii (0.6%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,947
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	4,640
Hawaii GO	5.000%	3/1/16 (Prere.)	1,485	1,526
Hawaii GO	5.000%	6/1/16	4,295	4,466
Hawaii GO	5.000%	11/1/16	8,275	8,754
Hawaii GO	5.000%	12/1/18	9,250	10,461
Hawaii GO	5.000%	12/1/20	4,480	5,290
Hawaii GO	5.000%	11/1/22	11,155	13,400
Hawaii GO	5.000%	12/1/22	10,000	12,083
Hawaii GO	5.000%	8/1/24	14,970	18,273
Hawaii GO	5.000%	8/1/24	8,970	10,949
Hawaii GO	5.000%	11/1/24	22,305	26,518
Hawaii GO	5.000%	8/1/25	2,500	3,027
Hawaii GO	5.000%	8/1/29	8,500	9,993
Hawaii GO	5.000%	8/1/33	2,865	3,319
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,521
Hawaii Highway Revenue	5.000%	1/1/33	2,065	2,381
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,655
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,247
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,928
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,501
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,372
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,884
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,321
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,896
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,200
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,799
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,604
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,200
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,353
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,134

Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,090
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,830
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,833
1 Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,624
1 Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	6,663
1 Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	10,692
1 Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,675
1 Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	7,849
1 Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	7,911
				275,809
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	867
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	327
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	1,245	1,405
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	715	804
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	14,061
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,500	1,805
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,288
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,613
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,626
				31,796
Illinois (6.1%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,415
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	3,085	3,165
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,964
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,572
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,690
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,047
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,284
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	6,300	6,836
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	20,254
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,532
Chicago IL Board of Education GO	5.000%	12/1/21 (2)	14,500	14,522
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,322
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,189
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,119
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,880
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	7,555
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,714
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,426
Chicago IL Board of Education GO	5.000%	12/1/33	17,500	15,480
2 Chicago IL Board of Education GO PUT	4.020%	3/1/17	11,700	11,725
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,371
Chicago IL GO	5.500%	1/1/17 (4)	18,430	19,155
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,597
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,673

Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,492
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,184
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,116
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,104
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	38,938
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,900
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,966
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,833
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,062
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,047
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,386
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,417
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,288
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,045
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,038
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/30 (4)	1,000	1,061
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/31 (4)	1,095	1,157
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,361
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,421
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,714
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,193
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	19,896
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,596
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,413
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,828
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,430
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,394
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,733
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,496
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,142
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,975
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,780
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,333
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,313
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,573
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	19,315	19,636
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,544
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,192
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,405
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,415
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33 (4)	46,435	49,478
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,125
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,063
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,404
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,883
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,604
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	7,818
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,098
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,227
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,429

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,247
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,506
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,613
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	32,499
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,643
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,393
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,969
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,739
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,693
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,660
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,535
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,104
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	1,967
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,201
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,546
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,441
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,848
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,643
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,176
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,163
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,340
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,805
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,166
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,156
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,107
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,079
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,136
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,125
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,731
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,203
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,310
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,315
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,302
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,288
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,139
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,111
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,746
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,459
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,867
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,607
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,454
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,690
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,429
Cook County IL GO	5.000%	11/15/18	8,000	8,690
Cook County IL GO	5.000%	11/15/20	7,500	8,179
Cook County IL GO	5.000%	11/15/21	5,410	5,832
Cook County IL GO	5.250%	11/15/28	35,500	38,433
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,051

Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,204
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,135
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,070
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,138
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,663
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,309
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,607
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,054
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,435
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,299
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/18 (Prere.)	3,000	3,478
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,690
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,258
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,310
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,165
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,188
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,425
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,412
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	5,636
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,587
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,328
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,571
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	15,945
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,382
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,933
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,284
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	20,964
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,831

Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,880
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	1,007
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	8,304
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,752
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	3,976
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,644
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,713
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,792
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,873
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,959
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,050
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,888
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,163
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,266
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.020%	8/7/15	11,240	11,240
3 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.010%	8/3/15	1,605	1,605
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,286
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,249
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,372
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,761
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	26,601
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/18 (Prere.)	5,000	5,625
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/18 (Prere.)	3,000	3,447
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	8,345
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,364
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,634
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,575
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,547

Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,000	1,134
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,472
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	2,924
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,749
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,252
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,699
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,443
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.010%	8/3/15 LOC	2,625	2,625
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,336
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,386
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,637
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,313
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,989
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,426
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,979
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,954
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,408
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,761
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,115
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,865
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,905
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,143
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,167
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	17,091
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	32,843
Illinois GO	5.000%	1/1/16	2,010	2,044
Illinois GO	5.000%	1/1/16	7,500	7,627
Illinois GO	5.000%	8/1/16	40,000	41,518
Illinois GO	5.000%	1/1/17	22,985	23,999
Illinois GO	5.000%	3/1/17	1,550	1,625
Illinois GO	5.000%	8/1/17	8,760	9,266
Illinois GO	5.000%	1/1/20 (4)	8,635	9,487

Illinois GO	5.000%	1/1/21 (4)	21,470	23,335
Illinois GO	5.250%	1/1/21	7,525	8,228
Illinois GO	5.000%	7/1/21	7,000	7,576
Illinois GO	5.000%	8/1/21	25,000	27,061
Illinois GO	5.000%	1/1/22	2,740	2,895
Illinois GO	5.000%	2/1/22	5,000	5,398
Illinois GO	5.000%	7/1/22	7,000	7,557
Illinois GO	5.000%	8/1/22 (4)	11,720	12,942
Illinois GO	5.000%	2/1/23	7,000	7,549
Illinois GO	5.000%	7/1/23	6,000	6,473
Illinois GO	5.000%	8/1/23	17,000	18,342
Illinois GO	4.000%	1/1/24	14,000	14,047
Illinois GO	5.000%	2/1/24	5,700	6,130
Illinois GO	5.500%	7/1/24	19,000	20,937
Illinois GO	5.000%	8/1/24	11,335	12,026
Illinois GO	5.000%	11/1/24 (2)	5,000	5,016
Illinois GO	5.000%	2/1/26	10,150	10,714
Illinois GO	5.000%	4/1/26 (2)	12,600	12,607
Illinois GO	5.000%	4/1/26 (4)	16,175	17,358
Illinois GO	5.000%	6/1/26	5,100	5,268
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	7,627
Illinois GO	5.500%	7/1/27	8,000	8,705
Illinois GO	5.000%	4/1/28 (4)	4,515	4,788
Illinois GO	5.250%	2/1/29	8,750	9,209
Illinois GO	5.000%	3/1/29	23,000	23,648
Illinois GO	5.250%	2/1/30	13,000	13,617
Illinois GO	5.000%	1/1/31	11,000	11,223
Illinois GO	5.250%	2/1/31	9,000	9,388
Illinois GO	5.250%	7/1/31	6,000	6,244
Illinois GO	5.000%	9/1/31	6,500	6,562
Illinois GO	5.000%	5/1/32	7,000	7,154
Illinois GO	5.000%	5/1/33	8,200	8,357
Illinois GO	5.500%	7/1/33 (4)	3,300	3,668
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,249
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,234
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,506
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,896
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,280
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,025
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,808
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,538
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,390
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,289
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,417
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	26,619
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,218
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,700	5,944
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	5,000	5,214
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	20,000	20,858
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,810
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	15,052
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,424
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,816

Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,414
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,923
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,179
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,576
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,870
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,877
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,837
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,962
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,783
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,426
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,949
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,277
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,038
3 Illinois Toll Highway Authority Revenue TOB
PUT	0.040%	8/7/15	8,735	8,735
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	15,616
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,780
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,490	5,834
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	7,938
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,671
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,513
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,790
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	4,063
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,632
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,539
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,977
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	11,191
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	35,275
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,976
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	24,682
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	15,941
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,224
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	20,596
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,182
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	4,047
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	16,508

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	12,470	13,879
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	40,685	44,677
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,794
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,860
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,362
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,420
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,494
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	42,738
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,769
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,115
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,810
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,222
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,080
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,344
University of Illinois (Utility Infrastructure Project)
COP VRDO	0.020%	8/7/15	2,680	2,680
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	15,200
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,888
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,793
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,329
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,238
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,659
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,682
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,204
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,199
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,994
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	9,196
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,913
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,777
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	4,962

Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	550
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	5,793
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	2,811
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,387
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,245
				2,651,411
Indiana (1.2%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	1/15/17 (Prere.)	5,695	6,063
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,895
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	169
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17 (ETM)	3,315	3,584
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,552
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,588
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,849
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,954
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,108
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,480
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,070
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,597
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	29,010	30,570
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,503
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,895
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,859
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,816
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,798
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,674

Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,209
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,167
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,009
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,142
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,353
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,645
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,380
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,331
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,174
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,228
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,147
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,416
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,158
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,268
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,121
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,516
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,000	3,589
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	5,871
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,012
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	11,754
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,410
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,066
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,201
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,163
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,516
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,644
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,637

Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,159
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,708
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,555
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,048
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,332
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	18,904
3 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	8/7/15	5,700	5,700
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	9,115
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,230
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,265
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,889
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,000
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,618
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,355
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,646
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,228
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,611
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,435
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,159
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,141
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,777
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,049
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,907
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,374
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,772
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,594
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,736
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,889
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,582
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,101
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,315
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,204
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,267

Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,870
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,010
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,717
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,048
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	5,013
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,542
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,375
				503,391
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,203
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,204
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,932
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,141
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,900	7,290
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	61,473
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	543
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,523
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,835
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,171
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,328
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,438
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,571
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,000
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,146
				135,798
Kansas (0.8%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	417
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,840
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,621
2 Kansas Department of Transportation Highway
Revenue	0.320%	9/1/15	6,750	6,751
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	28,311
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	12,229

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	16,111
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,853
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,648
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	18,480
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,118
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,096
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,178
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,632
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,042
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,452
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,887
3 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.170%	8/7/15	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	11,860
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,675
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,290	15,351
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	26,908
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	7,967
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	7,960
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,579
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,862
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,474
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,695
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,242

Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,519
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,124
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,118
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	678
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,332
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,446
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,223
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,569
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,246
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	65	68
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	85	89
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	80	84
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	75	79
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	280	294
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	2,485	2,608
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	935	981
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,415	1,483
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,420	1,488
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,425	1,493
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	4,775	4,994
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	1,815	1,894
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,059
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	886
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,785
				328,779
Kentucky (0.7%)
2 Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project) PUT	1.770%	2/1/17	11,415	11,432
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,628
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,069

Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,976
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	8,182
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,972
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,606
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,275
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,185
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.029%	2/1/20	40,000	40,027
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,071
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,500	3,966
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,510
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,659
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,513
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,730
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,272
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,340
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,960
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,718
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,095
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,041
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	40,254
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,025
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	10,000	11,836
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,700
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,566
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,626

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,443
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,249
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,185
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	10,955
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,742
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,817
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,737
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,529
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,995
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	10,019
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	16,036
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,740
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,332
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,453
				312,466
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,154
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,143
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,139
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,413
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,935
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,165
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,068
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,101

Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,163
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,118
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,110
1 Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,338
1 Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,211
1 Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,755
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	14,470	15,010
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	20,000	20,747
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	13,660	14,170
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/16 (Prere.)	10,000	10,374
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,876
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,512
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,778
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,582
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,109
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.681%	5/1/18	31,500	31,469
Louisiana GO	5.000%	8/1/15 (ETM)	2,500	2,500
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	26,105
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,112
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	27,612
Louisiana GO	5.000%	11/15/17	10,000	10,954
Louisiana GO	5.000%	11/15/17	17,040	18,665
Louisiana GO	5.000%	8/1/25	7,625	9,070
Louisiana GO	5.000%	12/1/26	7,870	9,245
Louisiana GO	5.000%	5/1/29	14,815	17,140
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,716
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,503
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,889
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,821
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,190
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,503
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,267

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,936
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,112
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,576
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	18,084
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,683
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,087
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	7,773
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	9,234
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,430
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,451
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,737
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,622
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	460
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	586
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	973
1 Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,123
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	16,059
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,494
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,339
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,769
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,316
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,157
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,642
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,142
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,129
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	1,891
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,611
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,053

New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,617
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,657
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,395
New Orleans LA GO	5.000%	12/1/23	2,250	2,511
New Orleans LA GO	5.000%	12/1/24	2,500	2,799
New Orleans LA GO	5.000%	12/1/25	2,500	2,779
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,228
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,515
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,552
New Orleans LA GO	5.125%	12/1/33 (17)	10,000	10,741
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,170
New Orleans LA Water Revenue	5.000%	12/1/24	550	645
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,355
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,125
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,880
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	18,135	19,689
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	11,072
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,895
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,503
				556,329
Maine (0.1%)
Maine GO	5.000%	6/1/16	3,770	3,920
Maine GO	5.000%	6/1/19	5,000	5,733
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,408
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,380
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,615
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,123
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,113
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,104
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,781
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,099
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,878
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,300
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,366
				27,820
Maryland (2.9%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,154
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,177
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,165
Anne Arundel County MD GO	5.000%	4/1/20	830	969
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,632
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,582
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,229
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,346
Anne Arundel County MD GO	5.000%	4/1/21	2,590	3,071
Baltimore County MD GO	5.000%	8/1/19	3,000	3,460
Baltimore County MD GO	5.000%	2/1/20	1,000	1,164
Baltimore County MD GO	5.000%	8/1/21	2,600	3,105
Baltimore County MD GO	5.000%	8/1/21	5,000	5,971
Baltimore County MD GO	5.000%	8/1/21	6,705	8,006
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,767

Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,926
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,836
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,448
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,008
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,183
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,799
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,364
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,702
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,167
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,270
Howard County MD GO	5.000%	8/15/20	14,125	16,639
Howard County MD GO	5.000%	8/15/21	14,440	17,235
Howard County MD GO	5.000%	2/15/22	13,605	16,305
Howard County MD GO	5.000%	8/15/24	4,500	5,298
Maryland Department of Transportation
Revenue	5.000%	2/15/19	34,000	38,622
Maryland Department of Transportation
Revenue	5.000%	6/1/19	8,155	9,342
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	48,108
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	10,351
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	55,266
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,971
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,150
Maryland GO	5.000%	8/1/15	19,620	19,620
Maryland GO	5.000%	8/1/15	3,225	3,225
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	15,260
Maryland GO	5.000%	3/1/16	2,900	2,981
Maryland GO	5.000%	8/1/16	1,010	1,058
Maryland GO	5.000%	8/1/16	1,100	1,152
Maryland GO	5.000%	8/1/16	10,000	10,471
Maryland GO	4.000%	8/15/16	3,025	3,141
Maryland GO	5.000%	3/1/17	3,440	3,683
Maryland GO	5.000%	8/1/17	20,000	21,737
Maryland GO	5.000%	3/15/18	20,000	22,167
Maryland GO	4.500%	8/1/18	35,465	39,241
Maryland GO	5.000%	3/1/19	5,000	5,699
Maryland GO	5.000%	3/1/19	10,395	11,847
Maryland GO	5.000%	8/1/19	5,015	5,783
Maryland GO	5.000%	8/1/19	5,000	5,766
Maryland GO	5.000%	8/1/19	5,000	5,766
Maryland GO	5.000%	3/1/20	12,450	14,518
Maryland GO	5.000%	3/1/20	14,640	17,072
Maryland GO	5.000%	3/15/20	16,615	19,393
Maryland GO	4.500%	8/1/20	7,350	8,462
Maryland GO	5.000%	8/1/20	5,145	6,056
Maryland GO	5.250%	8/1/20	4,000	4,756
Maryland GO	5.000%	3/1/21	31,755	37,650
Maryland GO	5.000%	3/1/21	13,965	16,557
Maryland GO	5.000%	3/1/21	7,580	8,987

Maryland GO	4.000%	8/1/21	43,490	49,293
Maryland GO	5.000%	8/1/21	16,350	19,524
Maryland GO	5.000%	3/1/22	32,550	38,991
Maryland GO	5.000%	8/1/22	4,500	5,425
1 Maryland GO	5.000%	8/1/22	29,215	35,221
Maryland GO	5.000%	8/1/22	71,720	86,464
Maryland GO	5.000%	3/1/23	37,360	44,772
Maryland GO	4.000%	8/1/23	24,375	27,704
Maryland GO	5.000%	8/1/23	71,995	87,865
Maryland GO	5.000%	8/1/24	3,000	3,705
1 Maryland GO	4.000%	8/1/26	28,000	30,962
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	926
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,035
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.675%	5/15/18	10,000	9,975
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,098
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,295
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,425
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,566
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,827
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,055
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,238
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,762
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,895
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,616
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,205
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	955
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,187

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,852
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,570
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,118
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,154
Montgomery County MD GO	5.000%	7/1/16	1,500	1,565
Montgomery County MD GO	5.000%	7/1/17	3,460	3,750
Montgomery County MD GO	5.000%	7/1/19	8,790	10,115
Montgomery County MD GO	5.000%	11/1/20	11,370	13,452
Montgomery County MD GO	5.000%	7/1/21	2,500	2,981
Montgomery County MD GO	5.000%	7/1/21	2,275	2,713
Montgomery County MD GO	5.000%	11/1/22	25,765	31,149
Montgomery County MD GO	5.000%	11/1/23	25,000	30,609
Montgomery County MD GO	5.000%	11/1/26	8,300	10,112
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,413
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,952
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,246
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	8,809
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,123
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.875%	7/1/23	4,720	4,822
				1,283,327
Massachusetts (3.7%)
Boston MA GO	5.000%	4/1/16	3,410	3,520
Boston MA GO	5.000%	8/1/17	5,035	5,474
Boston MA GO	5.000%	4/1/20	6,000	7,013
Boston MA GO	5.000%	2/1/23	4,760	5,646
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,274
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	8/7/15	40,866	40,866
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,480
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,585
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,333
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,530
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,516
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,888
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,016
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,538
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,240
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,463
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,329

Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,361
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,012
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,398
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,500
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,677
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,779
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,217
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,285
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,850
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,746
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,837
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,357
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,447
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	3,063
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	11,305	11,849
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	957
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	800
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	913
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	12,005
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,950
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,940
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	12,006
Massachusetts Federal Highway Revenue	5.000%	6/15/23	10,000	12,098
Massachusetts Federal Highway Revenue	5.000%	6/15/24	20,000	24,460
Massachusetts GO	5.000%	8/1/15	11,745	11,745
Massachusetts GO	5.250%	8/1/15	5,000	5,000
2 Massachusetts GO	0.470%	9/1/15	6,500	6,500
Massachusetts GO	5.000%	9/1/15	14,360	14,419
2 Massachusetts GO	0.310%	2/1/16	41,060	41,065
Massachusetts GO	5.250%	8/1/16	5,615	5,896
2 Massachusetts GO	0.540%	9/1/16	2,000	2,005
Massachusetts GO	5.000%	9/1/16	7,710	8,104

Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	26,064
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	77,659
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	53,191
Massachusetts GO	5.000%	8/1/17	24,060	26,131
Massachusetts GO	5.500%	11/1/17	10,000	11,065
Massachusetts GO	5.500%	11/1/17 (14)	20,100	22,240
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,745
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,673
Massachusetts GO	5.500%	10/1/18	9,500	10,844
Massachusetts GO	5.000%	7/1/19	3,645	4,182
Massachusetts GO	5.000%	5/1/20	8,355	9,746
Massachusetts GO	5.000%	7/1/20	3,920	4,590
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,303
Massachusetts GO	5.000%	7/1/21	10,170	12,077
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,349
Massachusetts GO	5.250%	8/1/21	20,870	25,115
Massachusetts GO	5.000%	8/1/22	14,000	16,787
Massachusetts GO	5.000%	7/1/24	3,705	4,522
Massachusetts GO	5.000%	8/1/24	65,150	79,589
Massachusetts GO	5.000%	8/1/25	20,000	23,830
Massachusetts GO	0.736%	11/1/25	22,000	21,277
Massachusetts GO	5.000%	4/1/27	18,000	20,926
Massachusetts GO	5.000%	4/1/29	26,675	30,833
Massachusetts GO	5.000%	7/1/29	10,425	12,399
Massachusetts GO	4.000%	11/1/29	21,235	22,354
Massachusetts GO	5.000%	7/1/30	12,000	14,203
Massachusetts GO	4.000%	11/1/30	45,000	47,044
Massachusetts GO	0.120%	12/1/30 (14)	8,000	7,480
Massachusetts GO	0.135%	12/1/30 (14)	10,200	9,537
Massachusetts GO	5.000%	9/1/31	5,770	6,681
2 Massachusetts GO PUT	0.320%	8/1/17	49,000	48,711
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,356
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	2,108
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	16,110	16,932
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/23	3,380	3,763
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/24	5,500	6,123
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/25	3,500	3,890
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,064
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	8/3/15	4,700	4,700
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,342
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,617
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,211
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,272

Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,784
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.250%	7/1/25	6,815	6,836
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,600
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,451
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,012
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,577
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,678
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,847
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,021
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	3,887
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	4,824
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	41,171
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	6,813
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	23,255	23,298
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	1,105	1,107
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (ETM)	10,000	10,019
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,897
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,902
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	38,657
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,326
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,204
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,688
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,814
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	36,796
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,784
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,121
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	16,430	20,025
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,431
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	21,655	24,051
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	24,884
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,729

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,055
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,793
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,309
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,772
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	8/7/15 LOC	37,985	37,985
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,453
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,947
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,852
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,301
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,628
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	13,106
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	25,625	25,936
				1,614,848
Michigan (3.2%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,131
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,643
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,354
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,219
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,185
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,556
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,565
Detroit MI GO	5.000%	4/1/16 (12)	533	543
Detroit MI GO	5.000%	4/1/16 (12)	2,907	2,958
Detroit MI GO	5.000%	4/1/17 (12)	555	578
Detroit MI GO	5.000%	4/1/17 (12)	3,025	3,148
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,797
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	14,778
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,427
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,657
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,215
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,108
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,578
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	20,031
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,161

Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,169
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,687
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	6,061
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,984
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,370
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,641
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,682
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,763
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,094
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,545
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,865
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,438
1 Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,275
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,762
1 Michigan Building Authority Revenue	5.000%	4/15/26	6,500	7,720
1 Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,325
1 Michigan Building Authority Revenue	5.000%	4/15/29	26,550	30,707
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,970
1 Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,222
1 Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,612
1 Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,890
1 Michigan Building Authority Revenue	5.000%	4/15/32	27,185	30,933
1 Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,302
1 Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,118
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,315
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,332
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,805
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,862
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,920
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,900
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,790
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,189
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,460
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,308
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	12,247
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	14,932

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	20,000	22,892
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,363
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,826
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,325
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,084
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	8,500	9,647
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,287
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	7,858
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	17,972
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	16,232
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	10,775
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,017
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	21,552
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,165
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,000	1,171
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,500	1,741
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,152
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	800	917
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,138
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,000	1,130
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	2,903
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	2,978
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	0.730%	10/15/18	50,740	50,845
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	0.880%	10/15/20	25,000	24,975
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,470
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,224
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,322
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,513

Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,494
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	953
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,300	1,530
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	484
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,560	1,823
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,345
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	446
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,715
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,750	5,642
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,500	4,132
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	13,952
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	70,429
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	56,509
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	44,880
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,480
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	8,867
Michigan GO	5.000%	5/1/17	33,880	36,450
Michigan GO	5.250%	9/15/25 (4)	10,810	11,782
Michigan GO	5.250%	9/15/26 (4)	12,805	13,940
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	21,127
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,237
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	45,519
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,605
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	17,974
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,257
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,917
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	2,500	2,717
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,845
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,732
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	9,039

Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,414
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.090%	8/7/15	50,600	50,600
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,674
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,455
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,487
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,793
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,476
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,332
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,960
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,434
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,851
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,669
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,418
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,518
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	34,930
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	16,859
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	23,373
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	30,069
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	2,896
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,335
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,526
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,379

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,539
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,956
University of Michigan Revenue	5.000%	4/1/17	30,000	32,220
2 University of Michigan Revenue PUT	0.450%	4/2/18	25,000	24,862
University of Michigan Revenue VRDO	0.030%	8/7/15	3,500	3,500
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,281
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,569
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,322
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,585
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,315
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,218
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	7,013
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,726
				1,401,677
Minnesota (1.0%)
1 Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,980
1 Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,785
1 Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,709
1 Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,246
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,952
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,458
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,775
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,041
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,464
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,406
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,701
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,894

Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.020%	8/3/15 (4)	24,975	24,975
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,604
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,601
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,836
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	2,818
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,391
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	17,872
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	8,049
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	9,021
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,726
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,943
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,151
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,632
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,160
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	2,962
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	4,825
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,021
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	1,860
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,224
Minnesota COP	5.000%	6/1/17	7,745	8,026
Minnesota COP	5.000%	6/1/18	7,135	7,415
Minnesota COP	5.000%	6/1/19	8,540	8,876
Minnesota COP	5.000%	6/1/28	3,225	3,797
Minnesota COP	5.000%	6/1/29	3,385	3,953
Minnesota COP	5.000%	6/1/30	3,405	3,962
Minnesota COP	5.000%	6/1/32	3,670	4,233
Minnesota COP	5.000%	6/1/33	3,615	4,157
Minnesota COP	5.000%	6/1/34	3,820	4,383
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,905
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	7,064
Minnesota GO	5.000%	11/1/15	19,775	20,016
Minnesota GO	5.000%	12/1/15	8,150	8,282
Minnesota GO	5.000%	12/1/16	5,145	5,459
Minnesota GO	5.000%	8/1/17	1,000	1,086
Minnesota GO	5.000%	8/1/21	6,000	7,157
Minnesota GO	5.000%	10/1/21 (Prere.)	155	185
Minnesota GO	5.000%	8/1/24	12,355	15,202
Minnesota GO	5.000%	10/1/24	9,845	11,618
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,178

Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,775
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,828
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	8,598
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,568
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,204
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,000	2,367
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,783
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16 (ETM)	11,775	12,331
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	24,547
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,809
University of Minnesota Revenue	5.000%	12/1/15	16,235	16,498
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,322
University of Minnesota Revenue	5.000%	4/1/22	500	562
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,850
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,911
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,248
				438,237
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,190
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	1,949
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,970
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,970
Mississippi GO	5.500%	12/1/16	3,435	3,667
Mississippi GO	5.000%	12/1/17 (Prere.)	10,000	10,979
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	18,543
Mississippi GO	5.000%	10/1/30	12,035	13,751
Mississippi GO	5.000%	10/1/31	11,735	13,501
Mississippi GO	5.000%	12/1/31	11,250	12,978
Mississippi GO	5.000%	12/1/32	7,000	8,042
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,715
University of Southern Mississippi S.M.
Educational Building Corp. Revenue (Athletics
Facilities Improvements Project)	5.000%	3/1/17 (Prere.)	10,000	10,693
				103,948

Missouri (0.9%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,524
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,125
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,069
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,131
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,157
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,226
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	6,844
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,860
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,114
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	5,864
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,845
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,708
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,671
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,314
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,846
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	6,998
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.010%	8/3/15	3,200	3,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,335
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,123
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,228
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,954
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,139
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,687

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,730
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,013
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,502
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,635
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	4,012
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,560
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,537
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,393
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,608
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,114
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,532
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	21,122
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	33,190
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.426%	6/1/31 (2)	1,000	916
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	0.427%	6/1/31 (2)	7,800	7,147
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	17,263
3 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.030%	8/7/15	8,915	8,915
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,274
1 Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	6,013
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	18,483
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,298
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,339

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	3,771
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,585
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,683
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,298
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,263
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	12,225	12,988
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/17 (Prere.)	15,730	16,712
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,000	3,551
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,785	3,312
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,600	1,898
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,692
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	4,025
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	3,054
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,905
				390,295
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	2,925	2,970

Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,331
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	171,063
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,203
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,614
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,309
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,315

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,760	1,981
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,399
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,107
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,090
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	922
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,492
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,123
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,450
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,555
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,476
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,373
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,773
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,097
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,020
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	8,000	8,795
Nebraska Public Power District Revenue	5.000%	1/1/24	1,900	2,203
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,120
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,241
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,145
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,396
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,234
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,334
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,638
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,587
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,391
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,564
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,665
3 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.230%	8/7/15	9,510	9,510
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,766
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,954
				272,236
Nevada (0.9%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,640
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,813

Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,284
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,765
Clark County NV GO	5.000%	7/1/19	9,000	10,312
Clark County NV GO	5.000%	7/1/21	6,075	7,175
Clark County NV GO	5.000%	7/1/33	7,915	8,916
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	5,810
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,685
Clark County NV School District GO	5.000%	6/15/20	14,335	15,645
Clark County NV School District GO	5.000%	6/15/21	8,980	9,790
Clark County NV School District GO	5.000%	6/15/22	14,655	15,962
Clark County NV School District GO	5.000%	6/15/22	10,000	10,892
Clark County NV School District GO	5.000%	6/15/23	16,360	17,791
Clark County NV School District GO	5.000%	6/15/23	15,000	16,312
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,516
Clark County NV School District GO	5.000%	6/15/25	12,445	13,687
Clark County NV School District GO	5.000%	6/15/26	29,900	32,832
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,365
1 Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,322
1 Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,592
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,185
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,395
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,205
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,719
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,786
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,248
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,061
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	6,050
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,243
Las Vegas Valley Water District Nevada GO	4.750%	6/1/33 (4)	10,000	10,287
Nevada GO	5.000%	11/1/23	28,500	34,393
Nevada GO	5.000%	11/1/25	34,000	41,334
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	8,119
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/31	4,000	4,192
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,910
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,202
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,233
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,783
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,774
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,504
				411,729
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,607
New Hampshire GO	5.000%	2/15/18	1,010	1,114
New Hampshire GO	5.000%	2/15/19	1,010	1,146
New Hampshire GO	5.000%	8/15/19	1,500	1,724

New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,400
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,190
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,310
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	6,000	6,297
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,663
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,469
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire) VRDO	0.020%	8/3/15	11,900	11,900
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,329
				59,149
New Jersey (3.3%)
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,290
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,446
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,596
Jersey City NJ GO	5.000%	3/1/16	1,390	1,425
Jersey City NJ GO	5.000%	3/1/20	1,610	1,825
Jersey City NJ GO	5.000%	3/1/21	1,200	1,369
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,990
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,142
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,488
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,801
New Jersey COP	5.000%	6/15/17	4,840	5,079
New Jersey COP	5.250%	6/15/28	4,675	5,169
New Jersey COP	5.250%	6/15/29	1,000	1,051
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,279
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,223
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	1,695	1,727
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	2,405	2,447
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	40,240
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	24,237
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,915

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,663
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	8,871
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,365
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	58,597
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,228
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,054
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,422
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,143
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,782
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	10,965
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,263
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.140%	8/7/15 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,148
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,247
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,230
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,564
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	28,103
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	4,906
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/19	7,280	8,381
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	9,756
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	8,095
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,472
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,321

New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	6,967
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,548
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,610
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,564
New Jersey GO	5.000%	8/15/20	30,000	33,944
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,800
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,663
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	13,820
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,234
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,524
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,865
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,182
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	8,753
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	9,540
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/23	3,700	4,077
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,877
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,369
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,661
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,474
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,490
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,346
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,326
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,119

New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	5,446
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/18	1,925	1,994
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,360	3,463
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,514
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	4,750	5,014
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	10,479
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	109
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	22
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,218
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	6,500	6,539
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	3,800	3,824
New Jersey Transportation Corp. COP	5.250%	9/15/15 (ETM)	10,000	10,062
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	7,270	7,318
New Jersey Transportation Corp. COP	5.500%	9/15/15 (ETM)	5,335	5,370
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,780
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,334
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	15,969
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,145
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	7,831
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	30,761
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,170
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	30,000	33,742
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,164
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	10,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,296
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	33,869
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,740

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	24,465
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	28,897
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	10,000	10,828
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	44,488
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	612
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	48,285	26,026
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,705
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,691
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	14,250	15,104
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	3,000	1,179
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.120%	8/7/15 LOC	32,395	32,395
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.130%	8/7/15 (4)	9,940	9,940
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	21,945
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,010
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,936
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	22,958
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,362
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,367
3 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	8/7/15	4,400	4,400
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16 (ETM)	2,400	2,538
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	5,190	5,453
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,666
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,459
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,074
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,140
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,295
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,609
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,073
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,248
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,066
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,063
Sussex County NJ GO	5.000%	2/15/23	5,485	6,590

Sussex County NJ GO	5.000%	2/15/24	4,356	5,272
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,057
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,986
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,074
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	32,757
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	54,697	54,719
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	28,410	27,257
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	60,927
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,301
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,353
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,072
				1,455,675
New Mexico (0.3%)
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	16,004
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	35,008
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	17,899
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,633
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,731
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,678
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	7,711
New Mexico GO	5.000%	3/1/23	15,925	19,261
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,070
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,190
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,201
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,665
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,398
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,377

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,135
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,787
				124,748
New York (14.8%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,277
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,794
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,875
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,711
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,867
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,909
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,323
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,891
Freeport NY GO	5.000%	1/15/20	2,070	2,382
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.040%	8/7/15 LOC	9,865	9,865
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,067
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,412
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,329
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	22,268
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,072
2 Long Island NY Power Authority Electric System
Revenue PUT	0.781%	11/1/18	18,650	18,726
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	4,793
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,063
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	2,475	2,486
Nassau County NY GO	5.000%	4/1/22	14,850	17,293
Nassau County NY GO	4.000%	10/1/22	8,755	9,468
Nassau County NY GO	5.000%	4/1/23	15,665	18,328
Nassau County NY GO	4.000%	10/1/23	5,245	5,623

Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,976
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,556
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,488
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,135
New York City NY GO	5.000%	2/1/16 (Prere.)	35	36
New York City NY GO	5.000%	8/1/16	5,000	5,235
New York City NY GO	5.000%	8/1/16 (Prere.)	225	235
New York City NY GO	5.000%	2/1/17 (Prere.)	8,425	8,995
New York City NY GO	5.000%	8/1/17 (Prere.)	115	125
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,691
New York City NY GO	5.000%	8/1/17	7,610	8,256
New York City NY GO	5.000%	10/1/17 (Prere.)	185	202
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,411
New York City NY GO	5.000%	6/1/19	8,675	9,891
New York City NY GO	5.000%	8/1/19	12,130	13,181
New York City NY GO	5.000%	8/1/19	5,000	5,723
New York City NY GO	5.000%	8/1/19	32,000	36,629
New York City NY GO	5.000%	8/1/19	17,870	20,455
New York City NY GO	5.000%	8/1/19	3,100	3,548
New York City NY GO	5.000%	8/1/19	4,500	5,151
New York City NY GO	5.000%	8/1/20	32,355	36,981
New York City NY GO	5.000%	8/1/20	3,895	4,230
New York City NY GO	5.000%	8/1/20	8,445	9,172
New York City NY GO	5.000%	8/1/20	5,000	5,834
New York City NY GO	5.000%	8/1/20	14,000	16,336
New York City NY GO	5.250%	9/1/20	8,815	9,932
New York City NY GO	5.000%	10/1/20	1,260	1,377
New York City NY GO	5.000%	2/1/21	3,875	4,130
New York City NY GO	5.250%	3/1/21	4,255	4,825
New York City NY GO	5.000%	8/1/21	59,135	67,250
New York City NY GO	5.000%	8/1/21	9,600	10,422
New York City NY GO	5.000%	8/1/21	22,840	23,924
New York City NY GO	5.000%	8/1/21	13,965	14,301
New York City NY GO	5.000%	8/1/21	15,750	18,364
New York City NY GO	5.250%	9/1/21	14,250	16,055
New York City NY GO	5.000%	10/1/21	7,545	8,940
New York City NY GO	5.000%	8/1/22	32,000	36,307
New York City NY GO	5.000%	8/1/22	7,050	7,650
New York City NY GO	5.000%	8/1/22	7,415	8,800
New York City NY GO	5.000%	8/1/22	6,400	7,596
New York City NY GO	5.000%	8/1/22	6,740	7,999
New York City NY GO	5.000%	8/1/22	2,500	2,967
New York City NY GO	5.000%	8/1/22	6,020	6,924
New York City NY GO	5.000%	8/1/22	18,475	21,248
New York City NY GO	5.250%	8/15/22	25,250	28,361
New York City NY GO	5.000%	8/1/23	11,000	13,127
New York City NY GO	5.000%	8/1/23	3,905	4,675
New York City NY GO	5.000%	8/1/23	2,000	2,265
New York City NY GO	5.000%	8/1/23	3,690	4,401
New York City NY GO	5.000%	8/1/23	7,740	9,231
New York City NY GO	5.000%	8/1/23	5,650	6,764

New York City NY GO	5.250%	8/15/23	21,820	24,446
New York City NY GO	5.000%	10/1/23	4,430	5,303
New York City NY GO	5.000%	4/1/24	17,335	20,385
New York City NY GO	5.000%	8/1/24	4,000	4,732
New York City NY GO	5.000%	8/1/24	20,000	23,837
New York City NY GO	5.000%	8/1/24	8,085	9,251
New York City NY GO	5.000%	8/1/24	5,310	6,229
New York City NY GO	5.250%	8/15/24	23,815	26,620
New York City NY GO	5.000%	10/1/24	5,000	5,880
New York City NY GO	5.000%	10/1/24	4,500	5,338
New York City NY GO	5.000%	8/1/25	3,300	3,839
New York City NY GO	5.000%	8/1/25	5,000	5,874
New York City NY GO	5.000%	10/1/25	10,985	12,936
New York City NY GO	5.000%	4/1/26	10,000	11,594
New York City NY GO	5.000%	4/1/26	3,590	4,028
New York City NY GO	5.000%	8/1/26	9,735	11,415
New York City NY GO	5.000%	8/1/26	1,455	1,644
New York City NY GO	5.000%	8/1/26	14,215	16,668
New York City NY GO	5.000%	8/1/26	5,000	5,830
New York City NY GO	5.000%	10/1/26	23,890	27,935
New York City NY GO	5.000%	4/1/27	14,780	17,038
2 New York City NY GO	0.420%	8/1/27	16,500	16,471
New York City NY GO	5.000%	8/1/27	6,585	7,669
New York City NY GO	5.000%	8/1/27	4,705	5,404
New York City NY GO	5.000%	10/1/27	15,000	17,433
New York City NY GO	5.000%	8/1/28	18,000	20,580
New York City NY GO	5.000%	8/1/28	9,300	10,853
New York City NY GO	5.000%	3/1/29	27,590	31,850
New York City NY GO	5.000%	5/15/29	7,900	8,881
New York City NY GO	5.000%	8/1/29	9,715	11,177
New York City NY GO	5.000%	3/1/30	16,230	18,683
New York City NY GO	5.000%	8/1/30	10,655	12,210
New York City NY GO	5.000%	8/1/30	6,845	7,844
New York City NY GO	5.000%	8/1/30	23,000	26,505
New York City NY GO	5.000%	8/1/30	5,380	6,228
New York City NY GO	5.000%	3/1/31	33,315	38,133
New York City NY GO	5.450%	4/1/31	6,560	7,458
New York City NY GO	5.000%	10/1/31	34,050	39,173
New York City NY GO	5.000%	8/1/32	1,475	1,691
New York City NY GO	5.000%	8/1/33	5,000	5,741
New York City NY GO	4.500%	8/1/35 (2)	17,500	17,552
New York City NY GO VRDO	0.010%	8/3/15	9,500	9,500
New York City NY GO VRDO	0.010%	8/3/15 LOC	6,400	6,400
New York City NY GO VRDO	0.010%	8/3/15 LOC	4,400	4,400
New York City NY GO VRDO	0.010%	8/3/15 LOC	9,460	9,460
New York City NY GO VRDO	0.010%	8/3/15	3,600	3,600
New York City NY GO VRDO	0.010%	8/3/15	39,100	39,100
New York City NY GO VRDO	0.010%	8/3/15 LOC	2,600	2,600
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,934
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,100
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	15,114
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,244

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,247
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,317
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	8,986
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	30,147
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	40,845
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	11,800	14,176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,147
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,960
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,854
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,427
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,919
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,042
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,284
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,980
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	56,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,844
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	8/7/15	2,015	2,015
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/15	7,300	7,300
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	8/7/15	21,055	21,055
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	11,350	11,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	3,080	3,080
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	4,950	4,950

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	7,300	7,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	1,085	1,085
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.030%	8/7/15	14,400	14,400
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,199
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	2,989
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,483
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	6,868
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,387
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,972
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,868
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,752
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,733
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,336
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,056
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,833
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,207
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,178
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,863
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	13,083
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,862
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,898
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,570
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	5,865
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,825
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,566
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,147
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,464

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,000	5,804
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	11,570
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,543
3 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	8/7/15 LOC	9,950	9,950
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,098
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	80	81
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	931
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,250	3,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,500	2,616
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,100	53,480
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	9,827
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	13,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	4,932
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	16,960
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,653
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,939
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	15,910
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,551
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	19,057
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	20,040
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,000	16,887
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,946
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	7,030
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	16,967

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	16,737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,191
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	14,863
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,219
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	4,961
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,425
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,858
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,849
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,430
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,067
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,035
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,752
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,665
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,641
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	29,391
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	5,897
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,217
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	21,679
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	28,366
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,449
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	15,858
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,079
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,894
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,860
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	13,951

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,201
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	31,163
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	25,135
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	8/3/15	3,700	3,700
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	8/3/15	5,500	5,500
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,604
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	5,979
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,994
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	16,207
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,242
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	2,937
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	19,311
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,882
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,418
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	5,985
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	10,888
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,120
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,485
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,762
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,755
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	12,062
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	9,560
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	36,345
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,552
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,555
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,733
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,306
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,232

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,328
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,669
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,277
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,433
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,672
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	1,950
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,090
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,391
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,349
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	15,752
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	23,771
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,806
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,654
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,830
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	28,183
1 New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,524
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,782
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,730
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,210
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,011
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,151
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,261
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,697
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,905
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	23,252
3 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.030%	8/7/15 (13)	6,550	6,550
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.770%	11/1/17	18,000	18,034

2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.970%	11/1/19	8,000	8,057
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,205
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,186
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,508
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,811
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,500
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,366
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,340
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,285
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	8/3/15 LOC	2,000	2,000
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,733
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	25,240	26,986
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,472
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,304
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,920
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,319
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	9,169
2 New York Metropolitan Transportation Authority
Revenue PUT	0.825%	11/1/16	12,500	12,552
2 New York Metropolitan Transportation Authority
Revenue PUT	0.965%	11/1/17	8,845	8,906
2 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	26,200	26,031
New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	8/3/15 LOC	8,150	8,150
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,532
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,279
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,321
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,489
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,690

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,436
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,963
3 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.230%	8/7/15	5,820	5,820
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/18 (Prere.)	2,570	2,873
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	478
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	252
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,538
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,103
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,848
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,209
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,221
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,881
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,395
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	18,708
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,728
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,123
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,122
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,195	3,383
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,350
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,618
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,511

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,031
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,914
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,709
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,315
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,556
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,594
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	2,000	2,077
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	3,671
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	2,000	2,232
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,003
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,918
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	390	410
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	230	242
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	16,430	17,287
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	9/15/16 (Prere.)	9,770	10,280
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,314
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	41,053
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	23
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	36,420
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	2,000	2,363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	13,991
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	38,215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,202
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	5,615	6,663
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	43,250

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,211
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	24,351
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	27,397
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	11,891
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	36,786
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	20,642
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,018
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	12,210
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	11,818
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	23,883
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	35,786
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,000	17,925
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	28,885
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,338
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	22,348
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,731
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,595
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	28,917
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	20,245	23,123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	11,537
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,138
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	23,955
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	36,978
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	19,629
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,499
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,210

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,474
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	41,809
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,881
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,005
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,507
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,686
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	881
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,475
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,082
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	592
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,240
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,465
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,193
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,688
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,442
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,163
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,775
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,867
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,151
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,164
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	855
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,783
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	567
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	463
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	479
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	226
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	562

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	12,865
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,731
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,093
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,446
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	10,948
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,619
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,474
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,151
1 New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	18,966
1 New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	23,333
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,208
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.123%	5/1/32 (10)	6,000	5,528
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.123%	5/1/32 (10)	3,000	2,726
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,551
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,156
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	17,951
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	4,000	4,605
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,921
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	17,340
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,291
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,663
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	30,363

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,215
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	3,970
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	12
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,459
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	4,076
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	7,039
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,862
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	7,124
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,168
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,129
New York State GO	4.500%	2/1/17	14,125	14,970
New York State GO	4.500%	2/1/18	24,735	27,036
New York State GO	4.500%	2/1/19	10,670	11,955
New York State GO	5.000%	2/1/30	3,000	3,411
New York State GO	5.000%	2/15/30	20,000	23,155
New York State Housing Finance Agency
Housing Revenue (East 92nd Street) VRDO	0.020%	8/7/15 LOC	11,000	11,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.070%	8/7/15 LOC	5,095	5,095
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	4,100	4,335
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,025	1,084
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,591
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	9,783
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	8,754
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	10,928
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	24,143
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,912
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	670	675
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	800	806

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,251
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	6,063
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	4,330	4,365
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	7,136
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (Prere.)	5,195	5,237
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	14,712
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	11,678
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,445
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,424
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,550
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,033
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,779
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,750
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,428
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,078
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	27,841
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,757
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,811
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	26,064
New York State Urban Development Corp
Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,625
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,073
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	22,810
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	12,791
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	39,944
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,402
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,818
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,242
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,928

New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,767
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	27,000	29,884
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	22,637
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	47,277
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	41,656
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,056
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,029
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	22,198
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,613
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,383
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	7,872
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	42,820
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	62,778
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	21,572
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	47,602
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,747
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	17,230
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	32,215
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,389
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,467
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	35,161
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,871
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	8,794
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	26,686
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,099
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	7,790
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,435
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,999

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,843
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	16,760
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	8/7/15	34,600	34,600
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	264
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	303
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	387
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,486
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	21,612
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,153
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,458
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.153%	12/1/29 (2)	4,375	3,992
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	13,040	13,552
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,384
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,044
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,058
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,115
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,069
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	27,914
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	17,549
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,335
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,272
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	20,257
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	8/7/15	4,950	4,950
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,096
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	38,978
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	6,016
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	286
Westchester County NY GO	5.000%	7/1/21	12,075	14,407

Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,085
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,134
				6,433,056
North Carolina (1.2%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,876
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	6,155
Charlotte NC COP	5.000%	6/1/16	2,000	2,077
Charlotte NC GO	5.000%	7/1/16	5,000	5,216
Charlotte NC GO	5.000%	12/1/19	7,780	9,038
Charlotte NC GO	5.000%	7/1/22	3,280	3,948
Charlotte NC GO	5.000%	7/1/23	3,355	4,006
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,648
Guilford County NC GO	5.000%	3/1/22	3,220	3,853
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,817
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,849
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,362
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,135
Mecklenburg County NC GO	5.000%	2/1/17	3,635	3,880
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,071
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,228
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,326
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,923
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.040%	8/7/15 LOC	1,125	1,125
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,526
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	11,958
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	17,696
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,906
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,906
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	34,731
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	32,675
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16 (ETM)	1,815	1,836
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	1,500	1,530
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	5,000	5,100
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16 (ETM)	4,000	4,080
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	25,462
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,444
North Carolina GAN	5.000%	3/1/21	2,060	2,387
North Carolina GAN	5.000%	3/1/24	13,000	15,266
North Carolina GAN	5.000%	3/1/25	19,100	22,567
North Carolina GAN	5.000%	3/1/27	5,955	6,904
North Carolina GAN	5.000%	3/1/29	15,000	17,080
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,665

North Carolina GO	5.000%	6/1/16	15,050	15,647
North Carolina GO	5.000%	9/1/16	1,165	1,224
North Carolina GO	5.000%	3/1/17	1,925	2,061
North Carolina GO	5.000%	3/1/17 (Prere.)	700	749
North Carolina GO	5.000%	3/1/17 (Prere.)	9,300	9,952
North Carolina GO	5.000%	6/1/19	14,515	16,663
North Carolina GO	5.000%	6/1/19	5,000	5,740
North Carolina GO	4.000%	5/1/23	39,470	45,213
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	10,000	10,636
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,304
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,874
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,465
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,704
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,426
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,265
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,720
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,587
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,699
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,632
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,066
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,155
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (ETM)	5,000	5,525
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (Prere.)	3,085	3,409
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (Prere.)	2,000	2,210
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,969
North Carolina Revenue	5.000%	11/1/19	5,000	5,791
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,186
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	2,005
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,853

Wake County NC GO	5.000%	3/1/21	3,125	3,707
Wake County NC Limited Obligation Revenue	5.000%	6/1/28	3,000	3,363
				536,052
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,778
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,185
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,541
				4,504
Ohio (2.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,226
Akron OH GO	5.000%	12/1/15 (Prere.)	5,300	5,385
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,694
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	15,850
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	34,160
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16 (ETM)	2,845	2,918
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/16	1,155	1,184
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17 (ETM)	3,885	4,150
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	3,075
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	16,520	18,333
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,995
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	11,342
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,130
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,777
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	7,002
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,235
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	15,044
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	17,678
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	14,822
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,849
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,677
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,841
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	11,345	9,410
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	11,000	8,736
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,293
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,420
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,840
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,680

Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,080
1 Cleveland OH GO	5.000%	12/1/18	1,000	1,124
1 Cleveland OH GO	5.000%	12/1/19	1,780	2,044
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,699
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,446
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,299
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,891
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,132
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	2,365	2,503
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,900	4,128
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	7,300	7,726
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,875	4,101
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	3,780	4,001
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	2,135	2,253
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	3,555	3,750
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	6,765	7,128
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	3,630	3,819
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	3,570	3,756
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,817
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,936
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,627
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,659
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,897
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,656
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,098
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.030%	8/7/15	11,700	11,700
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,072
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,356
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,198
Columbus OH GO	5.000%	7/1/16	2,500	2,609
Columbus OH GO	5.000%	2/15/21	7,190	8,484
Columbus OH GO	5.000%	2/15/22	3,000	3,585
Columbus OH GO	5.000%	8/15/24	10,295	12,644
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,523
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,158
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,388
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,456
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,802
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,369
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,372
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,525
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,942

Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,833
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,832
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,513
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.040%	8/7/15 LOC	1,350	1,350
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,797
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	7,035
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,166
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	5,795
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	9,969
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,477
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,433
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,399
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/15	11,300	11,300
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	5,000	5,195
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,444
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	23,763
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	19,585
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,000
Huber Heights OH City School District GO	4.875%	12/1/27	150	169
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,127
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,131
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,129
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,970
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,491
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,077
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,330
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,528
1 Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,943
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,390
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,390
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,053
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,053
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,009

Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,009
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,562
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,136
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,295
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.020%	8/7/15 LOC	2,400	2,400
3 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.190%	8/7/15	4,565	4,565
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	3,500	3,500
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,771
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,206
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	5,992
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,637
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,464
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,145
Ohio Common Schools GO	5.000%	6/15/20	7,730	9,050
Ohio GO	5.000%	3/15/16 (Prere.)	13,000	13,385
Ohio GO	5.000%	3/15/16 (Prere.)	12,755	13,133
Ohio GO	5.000%	5/1/16 (Prere.)	7,710	7,983
Ohio GO	5.000%	8/1/16	3,000	3,141
Ohio GO	5.000%	9/1/16	2,870	3,015
Ohio GO	5.000%	9/15/16	5,415	5,698
Ohio GO	5.000%	9/15/16	5,130	5,398
Ohio GO	5.000%	9/15/19	9,025	10,422
Ohio GO	5.000%	4/1/21	4,440	5,199
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	7,405	7,667
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,106
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	8/3/15	4,150	4,150
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	8/3/15	1,670	1,670
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	8/3/15	4,600	4,600
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,072
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	2,059
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,285
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	27,665

Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	2,500	2,651
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	11,404
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,873
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,364
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	13,008
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	12,400	12,400
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,450	1,515
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,206
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,206
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,519
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,242
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,806
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,700
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,864
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	4,030
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	283
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	250
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,066
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,519
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,615
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,014
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,263
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,459
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,104
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/18 (Prere.)	3,585	3,991
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,762
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,648
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/18	3,000	3,397
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.120%	8/7/15	5,890	5,890
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	10,039
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,058

Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,325
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,811
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,860
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,882
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,252
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,514
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,774
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,448
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,952
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,430
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,021
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,747
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,802
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,236
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,229
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,809
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,441
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,916
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,261
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,134
				1,171,545
Oklahoma (0.3%)
Norman OK Regional Hospital Authority
Revenue	0.158%	9/1/22 (14)	13,050	12,185
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/22	1,350	1,613
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	3,014
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,828
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,616
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	2,978
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,542
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,350

Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,916
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,906
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,850
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,814
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,915
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,757
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	13,558
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,000	2,378
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,000	1,182
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,750	2,055
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,035
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,750	2,022
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,171
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/31	1,495	1,711
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,298
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	6,914
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,441
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,329
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,160
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,537
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,271
University of Oklahoma Revenue	5.000%	7/1/32	670	758
				111,104
Oregon (0.9%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	615
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,749
Multnomah County OR School District GO	5.000%	6/15/19	18,000	20,601
Multnomah County OR School District GO	5.000%	6/15/20	21,515	25,122
Multnomah County OR School District GO	5.000%	6/15/21	36,255	42,967
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,570
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,996

Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,532
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	4,015
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,310
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,054
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,806
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	6,082
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,221
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,544
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,724
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,664
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,529
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,705
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,579
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,705
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,504
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,597
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,106
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,341
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,307
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,703
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,401
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,561
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,275
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,954
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	7,127
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,880
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,182
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,489

Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,088
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,292
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,851
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,611
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	683
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	845
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	785
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	782
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,112
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,221
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,417
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,321
Oregon GO	5.000%	11/1/15	5,860	5,931
Oregon GO	5.000%	5/1/16	1,750	1,813
Oregon GO	5.000%	5/1/18	1,500	1,669
Oregon GO	5.000%	11/1/18	3,750	4,236
Oregon GO	5.000%	5/1/19	2,770	3,172
Oregon GO	5.000%	5/1/26	1,570	1,853
Oregon GO	5.000%	5/1/26	1,490	1,759
Oregon GO	5.000%	5/1/27	2,415	2,837
Oregon GO	5.000%	5/1/27	2,460	2,890
Oregon GO	5.000%	5/1/28	5,165	6,050
Oregon GO	5.000%	5/1/28	2,755	3,227
Oregon GO	5.000%	5/1/29	2,890	3,363
Oregon GO	5.000%	5/1/30	5,685	6,568
Oregon GO	5.000%	5/1/31	3,370	3,867
Oregon GO	5.000%	5/1/31	1,760	2,020
Oregon GO	5.000%	5/1/31	2,915	3,379
Oregon GO	5.000%	5/1/32	2,060	2,380
Oregon GO	5.000%	11/1/32	1,440	1,676
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,966
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,080
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,223
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,362
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,406
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,529
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,928

Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,158
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,223
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,431
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	11,746
				369,267
Pennsylvania (4.1%)
Allegheny County PA GO	3.000%	12/1/15	8,480	8,562
Allegheny County PA GO	5.000%	11/1/29	15,000	16,874
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,453
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,052
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.906%	2/1/21	16,645	16,592
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	8/7/15 LOC	2,000	2,000
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,948
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,400	4,018
1 Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	2,971
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,083
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,482
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,000
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,187
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,519
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,522
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	16,032
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,269
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,493
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	732
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,920
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,495
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	1,000
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	8,496

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17 (ETM)	2,135	2,275
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	240	255
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18 (ETM)	2,460	2,730
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	275	303
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,550
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	4,384
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	384
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	477
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,958
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,969
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,151
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,340
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	2,070	2,119
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,541
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	8/7/15 LOC	2,500	2,500
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.020%	8/7/15 LOC	1,200	1,200
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	8/3/15	1,900	1,900
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,482
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,611
Middletown PA School District GO	5.000%	3/1/31	3,030	3,395
Middletown PA School District GO	5.000%	3/1/32	3,375	3,771
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,807
Montgomery County PA GO VRDO	0.010%	8/3/15	17,400	17,400
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,321

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,919
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,711
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,296
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,862
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,365	4,836
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	3,800	4,193
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	3,250	3,612
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,297
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,172
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	8,988
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,717
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,000	3,998
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,249
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,682
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	3,718
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	6,856
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,110
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,105
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,104

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,648
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,289
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	465	481
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	3,110	3,628
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,920
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,471
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,543
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,559
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,506
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,467
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,824
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,562
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,665
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,117
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,124
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	22,755
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	10,000	11,186
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	15,634
Pennsylvania GO	5.000%	8/1/15	5,120	5,120
Pennsylvania GO	5.000%	5/1/19	15,000	16,937
Pennsylvania GO	5.000%	7/1/19	14,925	16,917
Pennsylvania GO	5.000%	6/1/21	20,000	23,241
Pennsylvania GO	5.000%	7/1/21	32,365	37,650
Pennsylvania GO	5.375%	7/1/21	4,950	5,861
Pennsylvania GO	5.000%	6/1/22	19,450	22,657
Pennsylvania GO	5.000%	11/15/23	4,705	5,459
Pennsylvania GO	5.000%	8/15/24	44,000	51,693
Pennsylvania GO	5.000%	4/1/25	7,500	8,782
Pennsylvania GO	5.000%	3/15/28	21,000	24,445
Pennsylvania GO	4.000%	10/15/28	11,550	12,309
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,010
Pennsylvania GO	4.000%	6/15/30	24,400	25,417

Pennsylvania GO	4.000%	8/15/30 (4)	19,000	19,880
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,970
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,094
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,912
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,707
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,615
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,865
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,870
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,383
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,305
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,275
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,487
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,349
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,916
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,376
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	794
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,862
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	559
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,111
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,945
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,564
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	6,168
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,633

Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,631
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,735
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	553
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,475
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,179
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,269
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,746
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,803
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	13,759
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	10,600	11,233
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,130	11,795
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	12/1/16 (Prere.)	11,585	12,277
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,420
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,987
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,071
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,119
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,513
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,463
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,425
3 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.040%	8/7/15	2,000	2,000
2 Pennsylvania Turnpike Commission Revenue	1.290%	12/1/20	22,700	23,042
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,085
2 Pennsylvania Turnpike Commission Revenue	1.000%	12/1/21	37,500	37,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,902
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,116
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,640
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,958
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/24	4,715	5,300

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,738
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,958
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,509
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,445
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,152
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,566
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,349
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,290
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,542
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,782
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,272
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,103
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,596
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,998
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,646
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,372
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,804
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,517
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,893
3 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.140%	8/7/15 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,134
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,245
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,500	1,701
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	2,820	3,208
1 Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	5,110	5,740
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,000
Philadelphia PA Gas Works Revenue	5.000%	10/1/22 (2)	4,065	4,370
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	23,000
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	13,723
Philadelphia PA GO	5.000%	8/1/23	7,310	8,491
Philadelphia PA GO	5.000%	8/1/26	9,000	10,343
Philadelphia PA GO	5.000%	8/1/29	5,000	5,633
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/20 (Prere.)	24,000	28,258
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	8/3/15	21,120	21,120
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,641
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,442
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,176
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,981
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	7,500
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	18,745
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	9,900

Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,582
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,267
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,610
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,298
Philadelphia PA School District GO VRDO	0.040%	8/7/15 LOC	17,700	17,700
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,411
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,719
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,379
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,557
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,423
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.130%	8/7/15 (4)	23,045	23,045
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,169
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	19,536
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	14,107
3 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.030%	8/7/15	9,710	9,710
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,890
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,619
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	17,348
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,497
State Public School Building Authority	5.000%	12/1/16 (Prere.)	3,430	3,635
State Public School Building Authority	5.000%	6/1/26 (4)	6,640	6,974
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,117
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,393
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	4,008
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,611
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,345
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	2,924
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,279
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,249
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,706

University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,780
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,354
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,492
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,935
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	16,855
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,151
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,316
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,528
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,602
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,653
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,908
				1,786,574
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	34,001
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	17,455
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	23,167
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	4,854
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	9,526
Puerto Rico Highway and Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	6,081
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	298
				95,382
Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.080%	8/7/15 LOC	2,600	2,600
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,133
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,611
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,241
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	22,521
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,088
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/28	6,000	6,547
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/33	5,500	6,113
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,014

Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,109
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,479
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,772
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	7,190	7,196
				107,424
South Carolina (1.1%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,291
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	12,823
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	33,628
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	2,776
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	3,105	3,290
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	11,693
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,522
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,455
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,165
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,610
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,920
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	38,141
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	29,849
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,053
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,158
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,385
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,130
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,815
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,083
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,667
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,885
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	5,930
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	4,787
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,458
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,398
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,092

Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,857
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,764
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,991
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,986
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,496
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,092
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,000	2,359
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,300	2,725
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,336
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,899
South Carolina GO	5.000%	3/1/16	6,165	6,338
South Carolina GO	5.000%	4/1/16	3,560	3,674
South Carolina GO	5.000%	4/1/18	2,400	2,664
South Carolina GO	5.000%	4/1/19	7,825	8,940
South Carolina GO	5.000%	4/1/19	2,495	2,850
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,179
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,851
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,740
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,493
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	13,077
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,616
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,697
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	7,657
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	11,928
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	16,693
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	6,647
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	5,003
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	17,543
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	6,982
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,510	12,053
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	15,947

South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,699
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	11,857
				497,637
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,157
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,513
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	768
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	774
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	704
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	780
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,172
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	936
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,590
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,220
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,049
				23,663
Tennessee (1.1%)
1 Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,780
1 Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,656
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	742
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	853
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,667
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,633
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	5,807
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,060
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,042
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	6,837
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,793
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/18 (Prere.)	6,045	6,733
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/18 (Prere.)	5,835	6,518

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,289
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,991
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,428
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,330
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,681
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	9,938
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,427
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	8,704
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,890
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,276
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,689
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	16,194
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	4,787
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,750	4,807
Memphis TN GO	5.000%	11/1/16 (Prere.)	4,000	4,228
Memphis TN GO	5.000%	5/1/28	3,145	3,596
Memphis TN GO	5.000%	5/1/30	1,715	1,946
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	3,992
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,494
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	13,085	15,020
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,073
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.620%	10/1/17	11,500	11,473
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	114
Shelby County TN GO	5.000%	4/1/19	400	457

Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,957
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,259
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.020%	8/3/15 (4)	30,000	30,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	8/3/15 (4)	12,900	12,900
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,216
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,215
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	25,340
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	42,464
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	63,851
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	57
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,375
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	860	970
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,555
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,550	1,777
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	20,211
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,234
Tennessee GO	5.000%	8/1/17	3,165	3,440
Tennessee GO	5.000%	10/1/17	6,000	6,558
Tennessee GO	5.000%	9/1/26	1,850	2,273
Tennessee GO	5.000%	9/1/26	6,000	7,372
Tennessee GO	5.000%	9/1/27	2,000	2,444
Tennessee GO	5.000%	9/1/27	4,300	5,255
Tennessee GO	5.000%	9/1/28	1,850	2,247
Tennessee GO	5.000%	9/1/29	1,000	1,207
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	2,735	2,919
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,601
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,257
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,059
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,079
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,470

Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,748
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,843
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,648
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,745
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,325
				482,816
Texas (9.2%)
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,979
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,277
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,471
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,185
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,784
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,177
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,026
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,614
Austin TX GO	5.000%	9/1/29	2,855	3,356
Austin TX GO	5.000%	9/1/30	1,240	1,452
Austin TX GO	5.000%	9/1/31	2,140	2,495
Austin TX GO	5.000%	9/1/33	4,315	4,993
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,433
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,866
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	414
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,738
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,574
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,268
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	13,038
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,768
Bexar County TX GO	5.000%	6/15/20	3,400	3,975
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,227
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	12,980
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,850
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,185
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,496
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,796
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	4,600	4,618
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	250	254
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	261

Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	267
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	798
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,703
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,327
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,290
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	828
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	806
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,150
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,925	3,284
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	4,179
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	4,803
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,192
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,888
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,296
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,446
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,560
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,793
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,807
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,688
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,989
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,996
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,202
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,451
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,747
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,924
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,976
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,889
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,059

Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,633
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,423
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,555
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,998
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,263
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,552
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,500	2,901
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,354
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,829
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,829
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,103
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	14,965
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,658
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,370
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,468
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,414
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,002
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,265
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,607
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,825
Dallas TX GO	5.000%	2/15/22	22,840	27,124
Dallas TX GO	5.000%	2/15/22 (ETM)	45	54
Dallas TX GO	5.000%	2/15/23	8,500	10,207
Dallas TX GO	5.000%	2/15/24	8,500	10,309
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	20,490
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,251
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	11,890
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	2,902
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,324
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,603
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,230
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,368
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,559
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	16,012
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	14,472

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,715
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,474
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,077
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	13,610	14,201
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	15,200	15,679
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,627
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,889
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,220
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,994
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,263
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,043
Frisco TX GO	5.000%	2/15/19	2,010	2,278
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,693
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,413
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,262
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,177
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	14,183
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	10,167
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	12,745
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	18,692
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,548
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (Prere.)	10,225	11,625
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/19 (Prere.)	40,730	47,191
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,000	2,383
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,000	3,577
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,595
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,390

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,489
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,177
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,934
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,540
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,345
Harris County TX GO	5.000%	10/1/16	4,755	5,012
Harris County TX GO	5.000%	10/1/17	4,705	5,138
Harris County TX GO	5.000%	10/1/21	8,000	9,327
1 Harris County TX GO	5.000%	10/1/25	5,755	7,099
1 Harris County TX GO	5.000%	10/1/27	6,335	7,649
1 Harris County TX GO	5.000%	10/1/28	6,660	7,991
1 Harris County TX GO	5.000%	10/1/29	6,490	7,726
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,967
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,598
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	6,285	6,285
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,405
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,349
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,427
3 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.230%	8/7/15	7,745	7,745
3 Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue TOB VRDO	0.230%	8/7/15	5,360	5,360
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,148
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,170
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	4,935
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,037
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,725
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,156
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,145
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,740
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,792
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,579
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,632
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,438
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,286
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,927
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,559
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,562
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,943
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,935
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,336
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,144
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,421

	Houston TX Airport System Revenue	5.000%	7/1/26 (14)	17,030	18,223
	Houston TX Community College System GO	5.000%	2/15/17	1,000	1,068
	Houston TX Community College System
	Revenue	5.000%	4/15/21 (10)	9,200	9,507
	Houston TX GO	5.000%	3/1/22	5,000	5,929
	Houston TX GO	5.000%	3/1/23	4,000	4,794
	Houston TX GO	5.000%	3/1/23	16,680	19,860
	Houston TX GO	5.000%	3/1/26	10,000	11,851
	Houston TX GO	5.000%	3/1/30	4,000	4,624
[2,4] Houston TX Higher Education Finance Corp.
	Revenue (Rice University Project) PUT	0.420%	5/16/16 (Prere.)	75,000	75,175
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/15	5,600	5,622
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	0.000%	9/1/17 (2)	13,760	13,333
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	0.000%	9/1/18 (2)	16,285	15,244
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	0.000%	9/1/21 (2)	22,720	18,663
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/26	1,650	1,925
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/28	2,000	2,298
	Houston TX Hotel Occupancy Tax & Special
	Revenue (Convention & Entertainment
	Facilities)	5.000%	9/1/29	1,500	1,716
	Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,268
	Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,963
	Houston TX Utility System Revenue	5.000%	11/15/16	3,730	3,949
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	14,870
	Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,410
	Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,624
	Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,922
	Houston TX Utility System Revenue	5.000%	5/15/25	5,000	6,010
	Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,109
	Houston TX Utility System Revenue	5.250%	11/15/29	16,650	19,608
	Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,937
	Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,259
	Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,858
	Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,473
	Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,382
	Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,428
2	Houston TX Utility System Revenue PUT	0.620%	8/1/16	4,375	4,383
2	Houston TX Utility System Revenue PUT	0.920%	5/1/20	10,000	9,942
	Humble TX Independent School District GO	5.500%	2/15/24	14,235	17,839
3	Judson TX Independent School District GO TOB
	VRDO	0.040%	8/7/15 (12)	8,295	8,295
	Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	3,068
	Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,760
	Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,298
	Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,421

Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,698
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,277
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,336
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	45	45
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	65	65
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	121
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	30	30
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,156
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,809
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,669
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,451
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,155
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,633
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,516
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,025	1,217
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,607
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,847
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,400	1,574
Lubbock TX GO	5.000%	2/15/23	700	830
Lubbock TX GO	5.000%	2/15/27	5,735	6,550
Lubbock TX GO	5.000%	2/15/29	4,335	4,902
Lubbock TX GO	5.000%	2/15/30	6,660	7,520
Lubbock TX GO	5.000%	2/15/31	4,120	4,643
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/30	1,000	1,041
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,355
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,549
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,441
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	767
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	893
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/34	1,000	1,039

New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,041
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	2,250	2,500
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	13,304
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	5,800	6,058
North East TX Independent School District GO	5.000%	8/1/19	11,455	13,161
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,277
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,585
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,844
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,929
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,910
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,919
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,065
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,425
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	21,737
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	40,682
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	25,618
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	19,376
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,857
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	16,683
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	3,021
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,632
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,557
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,146
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,168
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	52,898
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,646
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,635
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,670
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,357
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,337
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,355	1,514
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,587
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	4,852
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,287
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,375
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,690
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,482
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,849
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	5,804
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,377
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,632
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,723
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,440	13,685

North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	16,851
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,661
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,600
North Texas Tollway Authority System Revenue	5.000%	1/1/32	50,000	55,211
North Texas Tollway Authority System Revenue	5.000%	1/1/33	48,500	53,392
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	36,219
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16 (Prere.)	75,000	76,717
3 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	8/7/15 (13)	2,200	2,200
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.084%	10/1/20	1,245	1,245
Pasadena TX Independent School District GO
VRDO	0.040%	8/7/15 (4)	28,000	28,000
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,328
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,954
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,849
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,854
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,492
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	235
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,792
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	255	300
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,306
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,150
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	9,984
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	26,061
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	22,528
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	23,736
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	62,365
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,129
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,450
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,173
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,548
San Antonio TX GO	5.000%	2/1/23	12,630	15,130
1 San Antonio TX GO	5.000%	2/1/25	10,000	12,256
San Antonio TX GO	5.000%	2/1/26	2,500	2,985
1 San Antonio TX GO	5.000%	2/1/26	5,800	7,016
San Antonio TX GO	5.000%	2/1/27	1,750	2,072
1 San Antonio TX GO	5.000%	2/1/27	4,915	5,891

San Antonio TX GO	5.000%	2/1/28	1,000	1,178
San Antonio TX GO	5.000%	2/1/29	1,250	1,459
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,580
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,404
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,947
Sugar Land TX GO	5.000%	2/15/30	3,445	3,930
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	25,353
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,741
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,482
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	23,855	26,674
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,167
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,866
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,602
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,693
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	4,000	4,235
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,815
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,662
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,834
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,562
Texas GO	5.000%	8/1/17	3,165	3,439
Texas GO	5.000%	10/1/19	6,335	7,323
Texas GO	5.000%	10/1/20	3,845	4,529
Texas GO	5.000%	10/1/20	3,000	3,534
Texas GO	5.000%	4/1/21	4,050	4,794
Texas GO	5.000%	10/1/22	19,000	22,865
Texas GO	5.000%	10/1/26	8,000	9,627
Texas GO	5.000%	4/1/27	10,000	11,866
Texas GO	5.000%	10/1/27	33,600	39,799
Texas GO	5.000%	10/1/27	5,295	6,322
Texas GO	5.000%	10/1/28	31,975	37,663
3 Texas GO TOB VRDO	0.100%	8/7/15	8,750	8,750
3 Texas GO TOB VRDO	0.170%	8/7/15	5,360	5,360
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	46,520	49,382

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,763
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,917
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	12,056
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,645	4,204
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	9,096
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,904
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	39,247
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,259
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	10,872
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	12,926
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,500	2,685
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	120	120
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,130	10,128
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,780	22,657
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	438
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,265	30,586
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	38,302
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	57,955
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	11,000	11,371
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	882
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,385
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,387
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,652
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	5,012
Texas Tech University System Financing
System Revenue	5.000%	2/15/16 (Prere.)	10,040	10,298
Texas Tech University System Financing
System Revenue	5.000%	2/15/16 (Prere.)	11,940	12,246
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,710
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,424
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,761
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,290
Texas Transportation Commission GO	5.000%	10/1/24	20,670	25,287
Texas Transportation Commission GO	5.000%	4/1/25	10,000	12,108
Texas Transportation Commission GO	5.000%	10/1/25	33,700	41,033
Texas Transportation Commission GO	5.000%	4/1/26	13,500	16,153

2 Texas Transportation Commission Mobility Fund
GO PUT	0.400%	10/1/18	75,000	74,816
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	9,500	9,784
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,000	10,315
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	8,850	9,129
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	10,555	10,888
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,064
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	23,405	25,118
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	5,000	5,366
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	20,000	21,464
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	11,555
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,829
Texas Transportation Commission Revenue	5.000%	4/1/21	12,500	14,758
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	16,055
Texas Transportation Commission Revenue	5.000%	10/1/25	10,000	12,335
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,458
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	11,504
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	39,796
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	16,743
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	44,667
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	53,015	58,140
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	9,485	10,341
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,229
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	5,832
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,360
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,200
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,290
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,996
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,134
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,454
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,286
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,727
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	24,000	27,528
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	8,095	10,003
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,636
1 University of Texas Permanent University Fund
Revenue	5.000%	7/1/28	7,265	8,756
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,873
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,179
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	9,785	10,430
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	6,610	6,963

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,427
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,848
Williamson County TX GO	5.000%	2/15/23	6,000	7,121
				3,997,280
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/20	12,135	14,140
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,091
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,579
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,422
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	873
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,935
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,456
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,215
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,160
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	8/3/15	5,500	5,500
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,392
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,280
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,090
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,596
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,799
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	24,232
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,325
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,779
Utah GO	5.000%	7/1/16	3,320	3,465
Utah GO	4.500%	7/1/19	11,200	12,679
Utah GO	5.000%	7/1/19	19,000	21,872
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,597
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,616
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,613
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,401
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,660
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,153
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,724
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,919
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,051
				213,614
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,690
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,720
				13,410
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,926
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,341

Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,025	1,121
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,664
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,020	5,425
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	20,000	21,697
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	7,019
				45,193
Virginia (1.8%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,154
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,823
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,508
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,355
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,313
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,392
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,025
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,666
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,499
Fairfax County VA GO	4.000%	10/1/19	5,800	6,480
Fairfax County VA GO	5.000%	10/1/20	1,000	1,182
Fairfax County VA GO	5.000%	10/1/21	1,000	1,198
Fairfax County VA GO	5.000%	10/1/23	10,000	12,222
Fairfax County VA GO	5.000%	10/1/24	10,000	12,355
Fairfax County VA GO	4.000%	10/1/25	4,000	4,602
Fairfax County VA GO	5.000%	10/1/25	5,000	6,240
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,248
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	13,653
Fairfax County VA Public Improvement GO	5.000%	4/1/18 (Prere.)	2,050	2,275
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,787
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,169
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,771
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	10,315	12,368
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,959
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,821
Hampton VA GO	5.000%	1/15/20	3,000	3,393
Norfolk VA Water Revenue	5.000%	11/1/15	550	557
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,025
Richmond VA GO	5.000%	7/15/16	4,120	4,307
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,920

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,561
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,591
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,596
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,666
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,468
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	15,216
3 University of Virginia Revenue TOB VRDO	0.010%	8/3/15	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,453
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,557
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,781
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	6,138
Virginia Beach VA GO	4.000%	9/15/20	6,195	7,001
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,171
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,223
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,287
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,045
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,066
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,253
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	21,086
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	11,823
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,185
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,708
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15 (ETM)	155	156

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,845	2,857
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	405	425
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	430	451
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	450	472
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	475	499
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	495	520
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	7,605	7,983
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,000	8,398
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,405	8,823
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,845	9,285
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16 (Prere.)	8,610	9,038
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,305
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,357
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,541
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,373
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,302
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	24,729
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,126
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,922
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,884
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,330

Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,435
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,468
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,937
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,089
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	34,757
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,312
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	36,297
Virginia GO	4.000%	6/1/19	14,380	15,970
Virginia GO	4.000%	6/1/20	14,530	16,368
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	12,502
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,487
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	9,528
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	12,642
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	10,205
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,970
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	10,866
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	9,550
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	13,443
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,252
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,992
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,855
Virginia Public School Authority School
Technology and Security Notes Revenue	5.000%	4/15/20	5,000	5,827
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,367
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,254
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,196
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,124
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,404
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,380
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,792

Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,337
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,049
				768,973
Washington (2.9%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,500	29,207
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,342
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,870
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,203
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,516
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	6,984
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,580
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,773
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,157
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	22,517
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,321
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,165
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,155
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,376
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,794
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,843
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,918
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	19,789
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	20,687
King County WA GO	5.000%	7/1/20	5,000	5,861
King County WA GO	4.750%	1/1/34	3,075	3,279
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,848
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,554
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,583
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,369
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,633
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,089
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,461
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,274
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,004

Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,304
1 Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,778
1 Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,171
1 Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,162
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,972
1 Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,016
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,586
1 Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,290
1 Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,275
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,789
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,139
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,264
Seattle WA GO	5.000%	6/1/21	16,395	19,408
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	9,212
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,710
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,339
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,320
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,475
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,206
Snohomish County WA School District No. 201
GO	5.250%	12/1/26	5,500	6,239
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,540
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	19,116
University of Washington Revenue	5.000%	7/1/27	6,925	7,987
University of Washington Revenue	5.000%	4/1/28	10,195	11,842
University of Washington Revenue	5.000%	7/1/28	11,490	13,194
University of Washington Revenue	5.000%	7/1/29	7,500	8,556
University of Washington Revenue	5.000%	4/1/30	9,315	10,764
University of Washington Revenue	5.000%	7/1/30	10,495	11,923
University of Washington Revenue	5.000%	4/1/31	10,500	11,989
University of Washington Revenue	5.000%	4/1/32	11,375	12,969
University of Washington Revenue	5.000%	7/1/32	5,000	5,644
3 University of Washington Revenue TOB VRDO	0.150%	8/7/15 LOC	38,200	38,200
Washington (Motor Vehicle Fuel Tax) GO	5.000%	1/1/18	1,940	2,135
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,764
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,659
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,468
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,214
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,254
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,739
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,953
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,331
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,210
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,634
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,751
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,249
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,672
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,677

Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,511
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,687
Washington GO	5.700%	10/1/15 (4)	2,105	2,125
Washington GO	5.000%	7/1/17	32,460	35,165
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,898
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,586
Washington GO	5.000%	7/1/19	6,940	7,963
Washington GO	0.000%	6/1/20 (14)	5,500	5,055
Washington GO	5.000%	7/1/20	13,035	15,254
Washington GO	5.000%	7/1/20	2,705	2,928
Washington GO	5.000%	8/1/20	4,845	5,553
Washington GO	5.000%	7/1/22	20,000	23,872
Washington GO	5.000%	7/1/22	9,845	11,751
Washington GO	5.000%	7/1/22	23,500	28,050
Washington GO	5.000%	7/1/23	10,000	11,886
Washington GO	5.000%	7/1/24	5,000	5,911
Washington GO	5.000%	7/1/24	2,875	3,498
Washington GO	5.000%	1/1/25	1,750	2,034
Washington GO	5.000%	7/1/25	50,585	61,109
Washington GO	5.000%	2/1/28	10,000	11,544
Washington GO	5.000%	2/1/29	6,790	7,557
Washington GO	5.000%	2/1/29	9,650	11,117
Washington GO	5.000%	2/1/30	8,545	9,881
Washington GO	5.000%	2/1/30	13,740	16,084
Washington GO	5.000%	8/1/30	20,980	24,098
Washington GO	5.000%	6/1/31	5,250	5,994
Washington GO	5.000%	8/1/31	13,860	16,056
Washington GO	5.000%	2/1/32	6,170	6,979
Washington GO	5.000%	6/1/32	5,500	6,271
Washington GO	5.000%	8/1/32	29,775	34,005
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	2,959
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,357
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	1,902
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,233
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	4,132
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,992
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,413
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,851
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,992
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	4,076

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,273
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,335
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,904
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,455
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,239
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	25,790
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,779
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,031
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,013
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,180
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	17,745	18,446
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,193
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	3,020
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,094
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,844
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,312
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,927
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,205
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,795
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,027
Washington State University General Revenue	5.000%	10/1/28	3,070	3,594
Washington State University General Revenue	5.000%	10/1/29	3,070	3,581
Washington State University General Revenue	5.000%	10/1/30	3,140	3,658
Washington State University General Revenue	5.000%	10/1/31	3,170	3,662
Washington State University Student Fee
Revenue	5.000%	4/1/16 (Prere.)	15,950	16,453
				1,252,380
West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,591

West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,034
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,362
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	2,001
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,782
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,755
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,324
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,719
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,280
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,270
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,808
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,487
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,365
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	4,002
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,640
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,300
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,313
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,595
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,199
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,467
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,124
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,893
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,770

West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,437
West Virginia University Revenue	5.000%	10/1/17	1,500	1,636
West Virginia University Revenue	5.000%	10/1/30	3,000	3,431
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/27	2,710	3,176
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/31	3,435	3,934
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/33	3,690	4,208
				107,903
Wisconsin (0.7%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,174
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,290
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,281
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,707
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,702
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,699
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,840
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,266
Milwaukee WI GO	4.000%	3/15/19	8,490	9,322
Milwaukee WI GO	4.000%	3/15/20	9,930	11,043
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,270
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	743
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,061
Wisconsin GO	5.000%	5/1/16	4,000	4,144
Wisconsin GO	5.000%	11/1/17	4,500	4,930
Wisconsin GO	5.000%	5/1/18 (Prere.)	7,135	7,903
Wisconsin GO	5.000%	5/1/18	3,800	4,227
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,506
Wisconsin GO	5.000%	5/1/19	1,340	1,533
Wisconsin GO	5.000%	5/1/19	12,000	13,729
Wisconsin GO	5.000%	5/1/20	1,000	1,168
Wisconsin GO	5.000%	5/1/20	2,915	3,406
Wisconsin GO	5.000%	5/1/22	3,500	4,032
Wisconsin GO	5.000%	5/1/22	10,425	12,424
Wisconsin GO	5.000%	5/1/25	7,500	8,826
Wisconsin GO	5.000%	5/1/27	2,750	3,195
Wisconsin GO	5.000%	5/1/27	1,400	1,627
Wisconsin GO	6.000%	5/1/27	10,000	11,673
Wisconsin GO	5.000%	5/1/28	2,060	2,384
Wisconsin GO	5.000%	5/1/29	1,715	1,968

Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,641
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,707
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,026
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,760
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	40,130
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,519
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,056
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,691
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	13,828
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	13,600
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	814
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,104
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,687
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,861
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	12,903
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,232
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,827
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,375
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,370
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,488
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,924
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,248
Wisconsin Transportation Revenue	5.000%	7/1/18 (Prere.)	5,100	5,697

Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,793
				299,354
Total Tax-Exempt Municipal Bonds (Cost $40,585,353)				42,418,419
			Shares
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
5 Vanguard Municipal Cash Management Fund
(Cost $1,412,610)	0.026%		1,412,609,856	1,412,610
Total Investments (100.5%) (Cost $41,997,963)				43,831,029
Other Assets and Liabilities-Net (-0.5%)				(220,273)
Net Assets (100%)				43,610,756

1	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.
2	Adjustable-rate security.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $420,636,000, representing 1.0% of net assets.
4	Securities with a value of $4,254,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	42,418,419	—
Temporary Cash Investments	1,412,610	—	—
Futures Contracts—Assets[1]	3,565	—	—
Futures Contracts—Liabilities[1]	(74)	—	—
Total	1,416,101	42,418,419	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2015	8,539	1,023,346	2,820
30-Year U.S. Treasury Bond	September 2015	(972)	(151,571)	318
				3,138

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $42,038,438,000. Net unrealized appreciation of investment securities for tax purposes was $1,792,591,000, consisting of unrealized gains of $1,877,897,000 on securities that had risen in value since their purchase and $85,306,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (1.1%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	12,068
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,642
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,804
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,344
Birmingham AL GO	0.000%	3/1/27	2,500	2,597
Birmingham AL GO	0.000%	3/1/37	2,500	2,504
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,055
Huntsville AL GO	5.000%	5/1/26	2,860	3,313
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	8,596
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,808
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,009
Jefferson County AL Sewer Revenue	6.500%	10/1/53	10,525	12,125
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,239
				93,104
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,793
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,624
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,799
				19,216
Arizona (1.5%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,679
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,178
Arizona COP	5.000%	3/1/18 (Prere.)	12,140	13,415
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,392
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,925	10,774
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,879
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	12,728
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,059
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,942
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	5,050	5,218

Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,135
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,614
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,334
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,135	5,354
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,151
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,318
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,151
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	589
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,585
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	910
				127,405
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,493
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,256
				5,749
California (16.1%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,479
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	4,254
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	5,472
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,734
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	13,008
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	11,348
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	8,598
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,318
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	10,000	10,821
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	10,000	9,927
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	3,100	3,644
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,511
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	1,900	2,199
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	5,977
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	7,275	8,124
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	7,995	9,330

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	285	317
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	10,000	12,083
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,005	2,298
2 California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,710
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,117
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,570
California GO	5.000%	9/1/20	5,130	5,395
California GO	5.250%	9/1/24	12,500	14,998
California GO	5.250%	10/1/24	3,000	3,607
California GO	5.625%	4/1/26	21,900	25,374
California GO	5.000%	10/1/27	4,500	5,275
California GO	5.000%	3/1/28	10,000	11,903
California GO	5.000%	10/1/29	5,000	5,862
California GO	5.000%	10/1/30	12,600	14,705
California GO	5.000%	11/1/31	5,000	5,785
California GO	6.000%	3/1/33	4,000	4,828
California GO	6.500%	4/1/33	41,500	49,234
California GO	6.000%	11/1/35	10,000	11,914
California GO	5.000%	9/1/36	3,250	3,664
California GO	6.000%	4/1/38	10,340	12,050
California GO	6.000%	11/1/39	6,500	7,732
California GO	5.000%	9/1/41	5,000	5,567
California GO	5.000%	9/1/42	11,360	12,746
California GO	5.000%	2/1/43	5,500	6,132
California GO	5.000%	4/1/43	1,000	1,117
California GO	5.000%	11/1/43	5,000	5,625
California GO	5.000%	12/1/43	8,250	9,290
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,279
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,471
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,138
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,244
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	9,144
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,195
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,087
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,783
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,377
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,409

California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,714
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	2,205	2,215
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,732
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	1,125	1,257
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,628
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	4,817
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,580
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,539
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,366
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,609
2 California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,484
California State University Systemwide Revenue	5.000%	11/1/32 (4)	10,000	10,629
California State University Systemwide Revenue	5.250%	11/1/34	8,600	9,737
2 California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,631
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,409
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	6,839
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,516
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	5,000	5,350
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,406
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,492
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,353
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,869
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,820
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,168
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,470
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,213
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	950
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,499

Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	3,000	3,272
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,316
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,057
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,416
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,899
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,649
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,667
Escondido CA GO	5.000%	9/1/32	3,855	4,445
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,897
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,500
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,366
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	10,000	11,080
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	15,770	17,120
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,296
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,681
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,544
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,714
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,876
2 Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	4,993
2 Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,697
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,600	7,406
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,946
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,557
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,493
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,254
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,789
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	11,770	13,471
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,861
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,492
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,992
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,645
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,951
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,980	7,555
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	8,047
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	29,482
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,875
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,262
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	7,230
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,796

Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,395
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,718
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,479
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,366
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,012
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,816
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,643
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,114
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	4,789
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,380
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,199
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,759
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	5,315	6,160
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,660
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,072
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	16,020	18,830
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,095
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,411
Oakland CA GO	5.000%	1/15/28	1,230	1,453
Oakland CA GO	5.000%	1/15/35	4,025	4,598
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,733
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	10,400
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,307
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	0.000%	8/1/51	20,000	3,766
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,818
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,477
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	10,689
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,468
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,303
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,391
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,129
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,891
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,636
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,581
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,538
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,324
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,434

Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,807
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	10,756
San Bernardino CA Community College District
GO	0.000%	8/1/44	5,000	1,326
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,993
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,707
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,638
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,251
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	5,522
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	6,043
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,228
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,907
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	3,000	3,491
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,288
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,327
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,637
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	9,032
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	5,941
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	9,909
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,267
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,019
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,532
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,628
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,486
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,322
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,322
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,744
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	1,970
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,305
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	4,101
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,965
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,764
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,062

Southwestern California Community College
District GO	5.000%	8/1/44	7,800	8,808
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	16,100	17,499
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,154
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,565
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	2,340	2,522
University of California Revenue	4.000%	5/15/35	5,000	5,189
University of California Revenue	5.250%	5/15/37	3,000	3,521
University of California Revenue	5.000%	5/15/38	20,000	22,566
University of California Revenue	5.250%	5/15/38	10,000	11,643
University of California Revenue	5.000%	5/15/44	4,000	4,492
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	13,628
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	14,048
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	10,006
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	6,032
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	8,919
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,693
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	8,200	8,868
				1,404,927
Colorado (1.4%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,423
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,659
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,228
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,437
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,820
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	10,053
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	11,892
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	16,296
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	6,953
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	9,256
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	16,000	16,760
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,650
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,656
University of Colorado Enterprise System
Revenue	5.750%	6/1/19 (Prere.)	1,000	1,170
				123,253

Connecticut (1.2%)
Connecticut GO	5.000%	12/1/19	8,225	9,469
Connecticut GO	5.000%	6/1/23	5,000	5,882
Connecticut GO	5.000%	10/15/24	5,925	6,978
Connecticut GO	5.000%	4/15/25	10,000	11,631
Connecticut GO	5.000%	4/15/26	5,000	5,770
Connecticut GO	5.000%	10/15/26	4,140	4,811
Connecticut GO	5.000%	11/1/26	3,000	3,445
Connecticut GO	5.000%	10/15/31	1,850	2,103
Connecticut GO	5.000%	6/15/32	8,905	10,097
Connecticut GO	5.000%	6/15/33	6,255	7,072
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,186
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,276
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	2,140
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	4,400	4,720
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,900	3,130
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,585
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	8,022
Hartford CT GO	5.000%	4/1/24	1,215	1,404
Hartford CT GO	5.000%	4/1/27	1,650	1,873
Hartford CT GO	5.000%	4/1/28	3,565	4,018
				105,612
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,266
University of Delaware Revenue	5.000%	11/1/33	1,000	1,136
				3,402
District of Columbia (1.0%)
District of Columbia GO	5.000%	6/1/26	7,395	8,977
District of Columbia GO	5.000%	6/1/27	2,000	2,400
District of Columbia GO	5.000%	6/1/28	2,750	3,281
District of Columbia GO	5.000%	6/1/31	10,000	11,550
District of Columbia GO	5.000%	6/1/38	10,000	11,326
District of Columbia Income Tax Revenue	5.000%	12/1/23	4,110	4,992
3 District of Columbia Income Tax Revenue TOB
VRDO	0.070%	8/7/15	4,200	4,200
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,489
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,192
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	14,458
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,774
				85,639

Florida (8.3%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,667
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	3,800	3,928
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	25,075	26,729
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	8,473
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	9,500	10,197
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,713
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,590
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,319
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	19,980
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,624
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,328
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,468
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,156
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,985
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,754
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,070
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,599
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,385
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,647
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,340
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,248
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,354
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,252
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	248
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	188
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	260
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,730
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,480

Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	13,871
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	7,005	7,798
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,824
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,800
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,958
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,665
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,981
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,475
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,262
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,678
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,480	13,045
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	15,584
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,329
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,168
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,235
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,335
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,398
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,380
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,458
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,254
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,575
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,684
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,955
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,166
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	2,005
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,587
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/16 (Prere.)	17,240	17,975

Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,999
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,525
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,392
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	10,927
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,922
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,010
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,724
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,131
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,727
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/16 (Prere.)	5,000	5,213
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,767
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	4,385	4,788
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,644
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,638
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	634
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,255
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,091
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,010	1,041
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,007
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,423
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,852
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,265
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (4)	5,000	5,663
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,131
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,673
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,101
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,967
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,789
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,117
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,030
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,012
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,129

Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,847
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,699
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,168
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	7,135	7,734
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	28,536
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,107
Polk County FL Public Facilities Revenue	5.000%	12/1/15 (Prere.)	17,835	18,121
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	11,148
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,193
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	11,092
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,396
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,140
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,077
Seminole County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	4,400	4,635
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	510	514
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,416
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,421
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,414
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,552
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	485	497
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,675
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,444
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,146
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,279
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	11,010	11,997
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,634
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,678
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,196
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,755
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,139
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,915
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,189
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,277

Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,842
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,924
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	1,750	2,104
				721,645
Georgia (1.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,845
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,931
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,604
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,074
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,589
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,692
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,853
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,236
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,703
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,237
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,662
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,471
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,358
Georgia GO	5.000%	7/1/29	2,000	2,302
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	4,891
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,724
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,696
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,936
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,719
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	326
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,712
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	17,720
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	5,460	6,400
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	5,295	5,807
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,869
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,487
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,695
				158,539

Hawaii (1.0%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,984
Hawaii GO	5.000%	12/1/21	5,150	6,141
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,704
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,732
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,194
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	8,000	9,194
Honolulu HI City & County GO	5.000%	10/1/32	6,840	8,037
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,321
Honolulu HI City & County GO	5.250%	8/1/34	3,025	3,503
2 Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,276
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,649
2 Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,419
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,923
				85,077
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	7,026
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,234
				14,260
Illinois (7.7%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,375
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,587
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,443
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,825
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	13,011
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,237
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	3,815
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,245
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,154
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,011
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,155
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,557
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,345
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,908
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,345
Chicago IL Midway Airport Revenue	5.000%	1/1/34	3,300	3,638
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,569
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,194
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,470
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,122
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,604
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,069
3 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.170%	8/7/15 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,126
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	32,997
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,408
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,147

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,803
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,557
3 Chicago IL Water Revenue TOB VRDO	0.270%	8/7/15	6,465	6,465
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	7,792
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,716
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,086
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,707
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,599
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	17,901
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,519
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,500
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,567
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,832
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,766
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,238
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,432
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,761
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,691
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,529
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,670	9,861
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,117
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,223
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.020%	8/7/15	1,985	1,985
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	17,641
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,360	7,334
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,405
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,315
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,529
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	19,700
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,651
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,349

Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	10,000	11,312
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	7,750	8,822
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	878
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,360
Illinois GO	5.000%	3/1/21	4,000	4,327
Illinois GO	5.000%	8/1/21	7,000	7,577
Illinois GO	5.000%	8/1/24	9,000	9,549
Illinois GO	5.000%	2/1/25	730	778
Illinois GO	5.000%	8/1/25	2,000	2,106
Illinois GO	5.250%	2/1/32	8,075	8,389
Illinois GO	5.250%	2/1/33 (4)	5,200	5,560
Illinois GO	5.500%	7/1/33 (4)	3,350	3,724
Illinois GO	5.250%	2/1/34 (4)	3,125	3,339
Illinois GO	5.000%	5/1/34	2,000	2,032
Illinois GO	5.500%	7/1/38	7,500	7,948
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	15,320	17,526
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,230
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,183
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	2,600	2,711
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	3,465	3,614
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,844
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	21,876
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,070
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,076
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,986
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	2,000	2,202
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,049
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,995
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,363
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,537
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	5,709
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	1,965
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,226
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,109
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,654
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,759
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,463
				669,581

Indiana (1.4%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,874
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,322
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,108
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,931
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,173
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	2,877
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,068
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	14,516
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,044
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,857
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,725
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,858
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,339
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,940
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,214
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	8,052
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,444
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,547
				125,889
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	8,500	8,994
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	16,298
3 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.100%	8/7/15	8,500	8,500
3 Iowa Special Obligation Revenue TOB VRDO	0.100%	8/7/15	11,200	11,200
				44,992
Kansas (0.5%)
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,567
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,230	4,758

Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,571
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	5,832
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,792
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,767
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,504
Kansas Development Finance Authority
Revenue	5.000%	5/1/35	1,665	1,846
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,026
				45,663
Kentucky (1.0%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.706%	11/1/21 (14)	23,165	23,156
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,486
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,621
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	3,000	3,262
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,430
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	6,961
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	10,100	11,291
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,679
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,668
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	4,500	4,830
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,727
				85,111
Louisiana (0.8%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,187
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	6,032
2 Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,713
2 Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,430
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/16 (Prere.)	2,500	2,588

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,663
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,000	5,580
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	2,500	2,777
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	15,985
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	3,140	3,411
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,555
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,397
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,188
Louisiana State University Revenue	5.000%	7/1/25	505	593
New Orleans LA GO	0.000%	9/1/16 (2)	5,885	5,786
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,343
				72,228
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,447
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,555
				10,002
Maryland (1.0%)
Anne Arundel County MD GO	5.000%	4/1/20	2,640	3,082
Baltimore County MD GO	5.000%	2/1/26	2,800	3,282
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,918
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,624
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,647
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	515
Maryland GO	5.000%	8/1/25	6,495	7,784
Maryland GO	5.000%	3/1/26	17,910	21,324
Maryland GO	4.000%	3/1/27	5,000	5,493
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,897
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/40	6,500	6,940

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	9,620	11,469
				86,975
Massachusetts (3.1%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,774
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	4,105	4,380
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,263
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,986
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.120%	8/7/15	10,292	10,292
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,353
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,826
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,948
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,948
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,631
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,454
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,493
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,508
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,660
Massachusetts GO	5.000%	7/1/26	11,000	13,536
Massachusetts GO	5.000%	8/1/36	9,855	11,201
Massachusetts GO	4.000%	6/1/43	1,000	1,023
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	1,012
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	7,610	8,295
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	17,072
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,476
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	7,769
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,019
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,404
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	15,514
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	745	746

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,341
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,821
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,475
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,932
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	5,000	6,021
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	11,545	12,822
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,479
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	12,878
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,688
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,137
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,153
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,058
				270,388
Michigan (2.3%)
Detroit MI GO	5.000%	4/1/16 (12)	467	476
Detroit MI GO	5.000%	4/1/16 (12)	2,548	2,593
Detroit MI GO	5.000%	4/1/17 (12)	491	511
Detroit MI GO	5.000%	4/1/17 (12)	2,679	2,788
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,067
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,681
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	18,991
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,547
2 Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,383
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,567
2 Michigan Building Authority Revenue	5.000%	4/15/31	12,000	13,699
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,249
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,539
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,345
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	7,959
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,802
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,434
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	14,813
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,503

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,775
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,647
Michigan GO	5.250%	9/15/26 (4)	14,000	15,241
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,655
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	10,690
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,456
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	10,896
Michigan State University Revenue	5.000%	8/15/26	1,165	1,373
Michigan State University Revenue	5.000%	8/15/27	1,000	1,170
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,154
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	9,505
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	8,876
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,353
				199,738
Minnesota (0.5%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,895
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	11,724
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,044
Minnesota COP	5.000%	6/1/31	3,730	4,321
Minnesota GO	5.000%	10/1/16 (ETM)	25	26
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,403
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,644
				46,057
Mississippi (0.4%)
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,840

S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	15,947

Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,352
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,303
				35,442
Missouri (1.0%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,145
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,770

Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,306
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,947
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,407
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,501
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	3,207
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	700	770
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,898
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,769
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	16,900	20,678
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/16 (Prere.)	5,000	5,116
				88,514
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/31	3,575	3,630

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,717
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,693
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,234
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,371
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,575
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,540
				25,130
Nevada (0.6%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,522
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,273
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,236
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,741
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,854
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,310
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,536
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,325
				55,797

New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,756
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,443
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,246
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,435
				21,880
New Jersey (3.5%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,651
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	11,090
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,184
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,286
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	20,961
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	22,089
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,359
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,947
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,684
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,220
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,945	2,034
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	295	306
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.090%	8/7/15	3,560	3,560
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	40,557
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,317
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	5,688
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	9,407
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,153

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,085
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	12,000	12,579
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	1,925	2,011
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	7,697
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	7,432
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,838
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,681
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	277
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	190	195
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	277
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,067
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,199
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	34,500	36,213
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,148
				304,897
New Mexico (0.4%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	7,089
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,268
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,074
				34,431
New York (15.4%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,948
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,617
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,947
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	32,714
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,463
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,204
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	14,000	15,314
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,202
New York City NY GO	5.000%	8/1/17 (Prere.)	780	848
New York City NY GO	5.000%	8/1/22	10,000	11,868

New York City NY GO	5.000%	4/1/23	10,855	12,870
New York City NY GO	5.000%	8/1/23	9,550	11,397
New York City NY GO	5.125%	12/1/23	12,875	14,163
New York City NY GO	5.000%	8/1/24	4,665	5,518
New York City NY GO	5.000%	8/1/24	4,220	4,576
New York City NY GO	5.000%	8/1/24	10,195	12,039
New York City NY GO	5.000%	8/1/25	9,160	10,736
New York City NY GO	5.000%	8/1/25	5,000	5,860
New York City NY GO	5.000%	8/1/25	5,000	5,653
New York City NY GO	5.000%	8/1/27	7,000	7,911
New York City NY GO	5.000%	8/1/31	5,000	5,747
New York City NY GO	5.000%	3/1/32	5,000	5,630
New York City NY GO	5.000%	8/1/32	5,000	5,733
New York City NY GO	5.000%	8/1/32	8,030	9,091
New York City NY GO	5.000%	10/1/32	5,260	5,977
New York City NY GO	5.000%	8/1/35	1,500	1,703
New York City NY GO VRDO	0.010%	8/3/15	2,200	2,200
New York City NY GO VRDO	0.010%	8/3/15	7,600	7,600
New York City NY GO VRDO	0.010%	8/3/15	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,594
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,565
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,855
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	7,432
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,294
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,427
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,493
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,512
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,526
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,159
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,927
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,719
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,429
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	22,754
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,030
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,554

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,768
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	9,065	10,032
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,139
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,106
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,943
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/15	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	1,600	1,600
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,113
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,687
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	904
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,232
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,677
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,121
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,161
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,059
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	7,230	7,784
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	996
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,371
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	17,429
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,844
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	4,550	4,843
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,130	6,868
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	10,221
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,342

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,119
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,067
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	18,079
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	25,986
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,017
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.010%	8/3/15	8,100	8,100
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	8,050	8,243
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,408
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,673
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,557
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,359
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,326
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,705
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,466
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	6,898
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,289
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	6,867
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	13,475
2 New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	11,794
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,049
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,727
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,466
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,536
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,368
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	10,000	11,068
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,248
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,901
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,540
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,973
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,340

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,598
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,289
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,589
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,411
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,132
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,892
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,818
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,138
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/16 (Prere.)	5,000	5,314
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,187
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,308
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	30,471
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,730	11,063
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,306
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,321
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	25,119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,498
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,438
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	22,623
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	27,650
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,732
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,517
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,339
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	6,045

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,869
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,939
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,616
New York State GO	5.000%	2/1/30	3,385	3,849
New York State GO	5.000%	2/15/30	4,000	4,631
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	30,000	30,177
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,771
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,578
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,697
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,110
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,270
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,659
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,428
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,485
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,493
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,788
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,677
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,383
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,502
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/36	3,425	3,845
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/38	4,180	4,697
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,639
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,401
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,742
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	13,737
				1,341,312
North Carolina (0.8%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,424

Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,786
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,499
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,202
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,715
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (Prere.)	5,010	5,506
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	5,000	5,656
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,444
North Carolina GAN	5.000%	3/1/28	20,000	23,004
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	541
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,359
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/31	12,000	13,923
				71,059
Ohio (1.5%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,387
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,402
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,618
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	4,500	3,574
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,000	3,997
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,324
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,566
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,406
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,551
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,914
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,093
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.040%	8/7/15 LOC	2,550	2,550
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,740
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,894
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,930
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,845
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,031
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	4,000	4,000

Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	4,135	4,135
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	8,800	8,800
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,172
Ohio GO	5.000%	2/1/29	3,000	3,463
Ohio GO VRDO	0.030%	8/7/15	695	695
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	11,292
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,201
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,810
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,793
				129,183
Oklahoma (0.0%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	883

Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	6,755	7,704
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,598
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,345	5,134
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,258
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,455
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,428
				34,577
Pennsylvania (4.8%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,387
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,257
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	8,000	8,754
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	4,920	5,019
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,700
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,715
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,274
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,436
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,716

Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,068
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	4,995
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,738
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,826
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,545	1,598
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,720
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,328
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,218
Pennsylvania GO	5.000%	4/1/24	3,000	3,537
Pennsylvania GO	5.000%	6/1/27	4,890	5,567
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,080
Pennsylvania GO	4.000%	8/15/29 (4)	3,000	3,178
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,126
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,129
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,629
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,275
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,503
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,366
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,678
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,673
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,173
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	19,716
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,954
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,657
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,185
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,556
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,610

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,525
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,092
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,454
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,642
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,480
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,321
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	2,752
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,316
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	7,188
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	4,665
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,520
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,478
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,246
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,525
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,097
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,266
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,892
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,621
Philadelphia PA GO	5.000%	8/1/27	4,595	5,239
Philadelphia PA GO	5.000%	8/1/29	5,735	6,461
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,117
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,113
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,142
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	115
Philadelphia PA School District GO	6.000%	9/1/38	6,890	7,702
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,362
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.130%	8/7/15 (4)	32,385	32,385
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,704
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,382
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,693
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,818
				420,666
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,610
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/42 (14)	5,170	833
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,406
				6,849

Rhode Island (0.3%)
3 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.080%	8/7/15 LOC	2,400	2,400
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,653
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,956
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,800
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,784
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	1,150	1,204
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	10,655
				30,452
South Carolina (1.4%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,425
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	11,999
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,580	11,212
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	7,000	7,418
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,775
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,931
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,620
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,078
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,756
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,711
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	8/3/15	1,900	1,900
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	914
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	9,205	10,316
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	11,053
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,618
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,209
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,133
				124,068

South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,982

Tennessee (1.4%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	15,212
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	380
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.020%	8/3/15 (4)	29,550	29,550
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.030%	8/3/15 (4)	8,800	8,800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	658
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	360	400
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	841
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,137
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	10,897
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,291
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,129
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,477
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	22,401
Tennessee GO	5.000%	9/1/28	5,750	6,983
Tennessee GO	5.000%	9/1/29	2,500	3,018
Tennessee GO	5.000%	9/1/34	700	828
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,445	1,542
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	3,710	3,957
				120,501
Texas (7.5%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,127
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,813
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,758
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,102
Austin TX GO	5.000%	9/1/32	1,300	1,509
2 Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,733
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,905
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,505

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,260	4,856
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,399
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,151
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,785
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,417
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,265
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,952
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,410
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,351
Dallas TX GO	5.000%	2/15/25	10,000	12,030
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,697
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	8,000	9,199
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,561
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,116
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,365	2,468
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,635	2,718
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,172
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	16,789
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	6,579
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,356
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,727
2 Harris County TX GO	5.000%	10/1/26	3,000	3,654
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,892
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	7,000	7,000
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,266
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,466
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,488
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,649
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,117
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,234
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,344
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,551
Houston TX Community College System GO	5.000%	2/15/36	10,000	11,287
Houston TX GO	5.000%	3/1/25	3,335	4,000
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,850

Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,185
Laredo TX Community College District GO	5.000%	8/1/23	1,250	1,475
Laredo TX Community College District GO	5.000%	8/1/24	1,715	2,033
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,298
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,421
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,698
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,215
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,933
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	23
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	238
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,459
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,420
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,351
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,450
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	3,500	3,880
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,515
Montgomery County TX GO	5.125%	3/1/31	4,000	4,467
Montgomery County TX GO	5.250%	3/1/32	5,000	5,609
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,495
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,629
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,614
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,062
3 North East TX Independent School District GO
TOB VRDO	0.020%	8/7/15 LOC	18,715	18,715
North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	4,000	4,098
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,445
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,268
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,160
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,377
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,292
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,313
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,051
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,764
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,565
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,838
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,043
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	3,215	3,228
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,137
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,157

Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,969
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,145
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,542
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,074
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.084%	10/1/20	1,245	1,245
Pasadena TX Independent School District GO
VRDO	0.040%	8/7/15 (4)	7,900	7,900
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,369
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,218
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,224
San Antonio TX GO	5.000%	2/1/25	2,250	2,719
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,348
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,339
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	676
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	625
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,604
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,630	7,699
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	7,500	8,417
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,470	2,881
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	3,009
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,341
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,788
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,546
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,880	35,614
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,689
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,190
Texas Transportation Commission Revenue	5.000%	8/15/41	3,765	4,083
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	11,000	11,993
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,440	7,104

Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	412
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	6,356
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	34
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	17,896
2 United TX Independent School District	5.000%	8/15/26	2,195	2,640
2 United TX Independent School District	5.000%	8/15/27	2,300	2,764
2 United TX Independent School District	5.000%	8/15/28	2,355	2,813
2 United TX Independent School District	5.000%	8/15/29	2,535	3,003
				654,456
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,093
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,798
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,660
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,455
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,055
				18,061
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,665	2,875
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,161
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	28,691
				33,727
Virginia (1.5%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,088
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,322
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,111
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,166
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,880
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,832
University of Virginia Revenue	5.000%	6/1/37	8,000	9,139
University of Virginia Revenue	5.000%	4/1/45	10,000	11,558
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,577
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	32,777
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	19,968
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,579
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,029

Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,323

				131,349
Washington (2.3%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,634
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	7,170	7,999
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	12,043
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,263
2 Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,690
2 Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,862
2 Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,920
2 Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,111
2 Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,629
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,271
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,646
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/29	10,125	10,924
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	10,035
University of Washington Revenue	5.000%	7/1/34	2,000	2,251
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/35	10,480	12,089
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/21	1,315	1,538
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/22	1,500	1,771
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,143
Washington GO	5.000%	7/1/24	15,000	18,248
Washington GO	5.000%	2/1/35	10,000	11,255
Washington GO	5.000%	8/1/35	2,000	2,256
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,747
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	6,214
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,386
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,342
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,277
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	14,133
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,437
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,135
Whidbey Island WA Public Hospital District GO	5.375%	12/1/39	9,055	9,632
				198,881

West Virginia (0.5%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,717
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	7,177
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,456
West Virginia University Revenue	5.000%	10/1/36	5,985	6,715
West Virginia Water Development Authority
(Chesapeake Bay & Greenbrier River
Projects)	5.000%	7/1/30	3,000	3,451
				42,516
Wisconsin (1.2%)
Wisconsin GO	5.000%	5/1/25	12,000	14,652
Wisconsin GO	6.000%	5/1/36	10,000	11,594
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,500
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,505
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	7,014
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,472
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,450
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,912
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,655
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	3,226
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,549
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,254
				100,783
Total Tax-Exempt Municipal Bonds (Cost $8,099,264)				8,644,478

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $94,120)	0.026%		94,120,492	94,120

Total Investments (100.1%) (Cost $8,193,384)				8,738,598
Other Assets and Liabilities-Net (-0.1%)				(9,972)
Net Assets (100%)				8,728,626

1	Adjustable-rate security.
2	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.

3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $85,920,000, representing 1.0% of net assets.
4	Securities with a value of $1,202,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,644,478	—
Temporary Cash Investments	94,120	—	—
Futures Contracts—Assets[1]	396	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	94,501	8,644,478	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2015	862	103,305	(15)
30-Year U.S. Treasury Note	September 2015	(195)	(30,408)	64
				49

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $8,216,237,000. Net unrealized appreciation of investment securities for tax purposes was $522,361,000, consisting of unrealized gains of $535,853,000 on securities that had risen in value since their purchase and $13,492,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.7%)
Alabama (0.9%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,482
Birmingham AL GO	0.000%	3/1/37	2,500	2,504
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,203
Jefferson County AL Sewer Revenue	7.000%	10/1/51	29,000	34,826
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,000	17,281
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,364
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,479
				74,139
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,918
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,635
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,622
				18,175
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/34	4,230	4,884
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/35	2,215	2,552
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/35	4,000	4,608
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	6,857
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,469
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,822
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,742
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,944
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/28	2,250	2,652
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/29	6,670	7,794
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,856
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,373

Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,097
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,942
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,821
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	3,001
1 University of Arizona Revenue TOB VRDO	0.030%	8/7/15	3,415	3,415
				109,829
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,823
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,321
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,265
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,528
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,786
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,547
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/35	1,000	1,083
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/35	1,000	1,083
				20,436
California (12.8%)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,696
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	496
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,579
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.920%	5/1/23	10,000	9,818
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.120%	4/1/24	10,000	9,927
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5,175	5,779
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	200	223
California GO	5.500%	4/1/18	15,000	16,848
California GO	5.000%	11/1/21	13,845	15,147
California GO	5.000%	11/1/22	15,000	18,065
California GO	5.250%	9/1/24	6,500	7,799
California GO	5.000%	11/1/24	12,500	15,375

California GO	5.000%	10/1/25	4,000	4,417
California GO	5.000%	9/1/29	4,565	5,214
California GO	5.000%	10/1/29	9,300	10,219
California GO	5.000%	10/1/30	12,600	14,705
California GO	6.000%	3/1/33	3,000	3,621
California GO	5.125%	4/1/33	15,000	16,416
California GO	6.500%	4/1/33	34,000	40,337
California GO	5.000%	9/1/36	3,250	3,664
California GO	5.000%	2/1/38	6,375	7,157
California GO	5.250%	3/1/38	5,000	5,456
California GO	5.500%	11/1/39	10,000	11,677
California GO	6.000%	11/1/39	5,000	5,948
California GO	5.000%	2/1/43	2,750	3,066
California GO	5.000%	11/1/43	12,500	14,062
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	5,138
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,564
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,026
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	8/7/15 LOC	4,800	4,800
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,001
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	14,226
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,343
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,147
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,097
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,019
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	7,706
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,020
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	2,881
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	10,204
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,176
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,332
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	12,049
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,135
California State University Systemwide Revenue	5.250%	11/1/34	9,275	10,501
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,025
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	4,700	4,747

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,202
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	4,996
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,699
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.500%	12/1/54	12,000	12,839
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,705
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,245
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	640
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,623
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	4,459
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,303
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,700
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,126
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,000	16,712
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	5,701
3 Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	13,675	15,152
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/45	3,650	4,019
Golden State Tobacco Securitization Corp.
California Revenue	5.125%	6/1/47	6,100	4,737
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	14,245	12,111
Grossmont CA Healthcare District GO	5.000%	7/15/17 (Prere.)	4,000	4,342
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	6,296
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,081
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,135
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,146
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,849
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,576
3 Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,598
3 Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,275
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	3,430	3,849
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	4,125	4,629
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	6,215	6,974

Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,454
Los Angeles CA Department of Water & Power
Revenue VRDO	0.020%	8/7/15	3,300	3,300
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,340
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	5,077
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	4,017
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,777
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,024
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,037
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	10,003
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,564
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,394
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,886
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	3,973
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	11,170
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,954
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,749
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,274
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,487
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,220
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,213
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,200
Poway CA Unified School District GO	0.000%	8/1/46	2,500	601
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,519
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,760	4,232
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,500	2,807
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	3,000	3,355
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,042
Riverside CA Community College District GO	5.000%	8/1/28	5,000	5,892
Riverside CA Community College District GO	5.000%	8/1/31	11,665	13,515
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	1,823
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/37	11,000	12,057
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	475
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,682
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,532
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,719
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,599
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	32,966
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,298
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	10/15/44	1,000	1,094

San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,408
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	8,443
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	23,171
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	29,720
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,523
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,302
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,280
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,718
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,479
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,423
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,353
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,616
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,294
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,801
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,788
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,391
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,658
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,091
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,443
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,430
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	10,773
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,428
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	783
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,831

San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,385
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,129
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,965
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,940
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,411
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,600
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	7,111
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	4,508
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,365
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	11,136
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,955
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	5,000	5,579
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,770	4,193
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	2,063
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	20,402
				1,114,777
Colorado (1.9%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,978
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/15 (Prere.)	11,725	11,916
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,398
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,677
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,428
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,729
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	444	466
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,998
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,700
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	21,819
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	10,680
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	12,747
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	5,623
Northwest Parkway Public Highway Authority
Colorado Revenue	5.800%	6/15/16 (Prere.)	10,000	10,475
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,039

Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,445
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,063
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,062
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	529
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,780
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,656
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,728
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,496
				167,432
Connecticut (0.9%)
Connecticut GO	5.000%	12/1/15	1,200	1,219
2 Connecticut GO	0.610%	8/15/16	2,000	2,006
Connecticut GO	5.000%	11/1/16	6,000	6,340
Connecticut GO	5.000%	11/1/16	8,100	8,559
Connecticut GO	5.000%	12/15/16	8,000	8,492
Connecticut GO	5.000%	3/15/28	13,060	15,207
Connecticut GO	5.000%	6/15/28	14,700	17,157
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,518
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,979
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.010%	8/3/15	1,800	1,800
Hartford CT Stadium Authority Lease Revenue	5.000%	2/1/36	5,855	6,314
				77,591
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,291
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	105	105
University of Delaware Revenue VRDO	0.010%	8/3/15	2,070	2,070
				6,466
District of Columbia (0.6%)
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,539
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	1,003
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,482
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	6,994
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,121
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,409

Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,514
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,710
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,774
				52,546
Florida (5.7%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Project)	5.000%	12/1/44	25,000	26,649
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	21,467
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,649
Broward County FL School Board COP	5.000%	7/1/16 (Prere.)	5,935	6,188
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,390
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,719
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	1,395	1,486
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	15,756
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	285	299
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	2,210	2,319
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	2,075	2,132
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,904
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,057
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,802
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/35	1,000	1,081
Halifax FL Hospital Medical Center Revenue	5.000%	6/1/46	3,850	4,128
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	387
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,811
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,821
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,641
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	786
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,560
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,696
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	7,550	8,070
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,954
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,027

Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,383
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	9,000	9,116
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,386
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,284
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,758
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,702
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,155
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,800	6,511
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	18,843
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,231
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	31,789
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,436
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,518
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,020
Miami-Dade County FL Industrial Development
Authority (Biscayne Properties LLC)	5.000%	6/1/40	5,075	5,114
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	8/1/17	5,000	5,016
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,935
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,951
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,054
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	6,104
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,466
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,642
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,730
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,187
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,269
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,273
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	825	827

Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,500	1,503
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,841
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	20,000	23,116
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,161
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,070	1,144
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,030
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,012
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,129
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/33	2,005	2,185
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,394
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,442
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	685	699
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,881
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,778
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,155	7,535
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	11,950	12,536
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,277
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,703
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,501
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,463
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,967
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	2,655	2,853
				498,629
Georgia (1.5%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,121

Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,284
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	3,028
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	18,166
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,395
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	1,440	1,493
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,400
Georgia GO	5.000%	11/1/16	8,055	8,520
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	3,450	3,467
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	1,845	1,973
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,553
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,872
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,407
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,240	5,926
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,706
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,776
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,620
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	621
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,217
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,862
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,869
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,024
				131,300
Guam (0.1%)
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,380
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,501
				9,881
Hawaii (0.4%)
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,625
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	4,048
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,704
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,732
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,764
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,661
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,852

Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,902
				36,288
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,408
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,727
				17,135
Illinois (7.3%)
Chicago IL Board of Education GO	5.250%	12/1/25	6,000	5,667
Chicago IL Board of Education GO	5.000%	12/1/29	5,480	4,943
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,611
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	7,740
Chicago IL Board of Education GO	5.000%	12/1/34	4,590	4,040
Chicago IL Board of Education GO	5.250%	12/1/39	5,830	5,138
Chicago IL Board of Education GO	5.000%	12/1/41	9,355	7,874
Chicago IL Board of Education GO	5.000%	12/1/42	6,000	5,036
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,048
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	7,687
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,840
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,712
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,603
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,478
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,726
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,367
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,614
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,307
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (14)	5,000	5,083
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,739
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	4,092
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,587
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,973
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,483
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,440
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,999
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,627
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,168
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,740
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,645
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,344
Chicago IL Water Revenue	5.250%	11/1/38	15,465	16,076
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,047
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,273
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,620
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,333
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,766
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,803
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	5,000	5,238
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,089

Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	24,054
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,528
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	9,344
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,766
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	6,061
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,445
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,814
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	8/7/15	7,100	7,100
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,761
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	7,224
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,405
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,715
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,315
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	5/1/19 (Prere.)	10,000	12,013
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	9,720
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	613
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	17,237
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	7,905
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,864
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	10,000	11,394
Illinois GO	5.000%	8/1/15	12,685	12,685
Illinois GO	5.000%	1/1/16	4,870	4,952
Illinois GO	5.000%	8/1/21	8,000	8,659
Illinois GO	5.000%	3/1/22	5,000	5,399
Illinois GO	5.000%	3/1/23	6,165	6,593
Illinois GO	5.000%	8/1/23	4,000	4,316
Illinois GO	5.000%	3/1/24	5,000	5,300
Illinois GO	5.000%	8/1/24	13,660	14,493
Illinois GO	5.000%	2/1/25	2,270	2,419
Illinois GO	5.000%	8/1/25	3,000	3,159
Illinois GO	5.000%	6/1/30	4,725	4,792
Illinois GO	5.250%	2/1/32	9,575	9,947
Illinois GO	5.250%	2/1/33 (4)	6,200	6,629
Illinois GO	5.500%	7/1/33 (4)	3,350	3,724
Illinois GO	5.000%	1/1/34	6,805	6,890
Illinois GO	5.250%	2/1/34 (4)	3,125	3,339
Illinois GO	5.000%	5/1/34	2,500	2,541
Illinois GO	5.500%	7/1/38	7,500	7,948

Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,538
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,205
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,844
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,715
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,517
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.020%	8/7/15 LOC	20,000	20,000
McHenry County IL Conservation District GO	5.000%	2/1/25	4,000	4,801
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,363
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,182
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,412
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,473
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,364
				635,073
Indiana (2.9%)
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,074
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,774
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,334
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	14,982
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,385
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,446
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,864
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	7,942
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	4,000	4,365
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	7,500	8,002
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,615
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	26,616
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,037
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	8/7/15	6,100	6,100
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	25,679
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,162
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	15,362

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,581
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	4,992
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,463
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,803
2 Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	0.770%	12/2/19	50,000	49,390
				250,968
Iowa (1.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	17,500	18,489
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	38,375	40,603
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	19,992
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/37	3,700	3,617
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	14,290	13,419
				96,120
Kansas (0.6%)
Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,251
Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,614
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,355
Wichita KS GO	5.000%	12/1/34	2,280	2,551
Wichita KS GO	5.000%	12/1/35	2,365	2,640
Wichita KS GO	5.000%	12/1/39	11,305	12,465
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,588
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,698
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,717
Wichita KS Health Care Facilities Revenue
(Presbyterian Manors Obligated Group)	3.375%	11/15/20	1,000	1,000
				53,879
Kentucky (0.8%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,470
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	1,605	1,614
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	5,000	5,437
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,194
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,110

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,659
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	10,549
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,719
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,250	6,709
				65,461
Louisiana (1.5%)
1 Juban Crossing LA Economic Development
District Revenue	7.000%	9/15/44	8,250	8,324
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,892
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	1,950	2,037
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,663
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,406
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,312
1 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	20,000	22,362
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	17,500	19,010
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,514
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,703
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	3,002
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,193
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,265
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,626
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,312
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,930
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,587
				132,138

Maine (0.0%)
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	2,480	2,618

Maryland (1.0%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,042
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,171
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,579
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,607
Maryland GO	5.000%	11/1/15	6,000	6,073
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/40	2,000	2,198
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health
Obligated Group)	5.000%	7/1/47	15,000	16,372
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,605
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,011
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/45	7,750	8,255
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,397
Prince Georges County MD GO	5.000%	9/15/15	3,740	3,762
Prince Georges County MD GO	5.000%	9/15/16	10,000	10,524
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	798
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,138
				87,532
Massachusetts (1.5%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,904
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	144
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	892
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	690
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	13,000	13,739
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,000	5,276
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,489
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,243
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,110
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,439

Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,202
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,761
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,580
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,600
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	7,797
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,032
Massachusetts GO	5.000%	10/1/15	2,000	2,016
2 Massachusetts GO PUT	0.320%	8/1/17	5,000	4,971
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	4,475	5,093
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	5,100	5,777
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,784
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,218
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,853
4 Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,011
				130,621
Michigan (3.3%)
Detroit MI Sewage Disposal System Revenue	5.125%	7/1/33 (14)	6,030	6,116
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	10,000	10,657
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,051
Detroit MI Water Supply System Revenue	5.000%	7/1/29 (4)	4,415	4,508
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,272
Detroit MI Water Supply System Revenue	5.250%	7/1/41	1,270	1,337
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,682
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,855
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,797
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,981
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,904
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,219
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,325
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	6,967
3 Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,593
3 Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,535
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,340
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,111
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,250	3,654

Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	6,034
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,723
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,035
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,129
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,592
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	18,472
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	6,125	6,287
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,608
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,205
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,462
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,437
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,777
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,004
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,275
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,500	3,968
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,000	2,249
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,679
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,235
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/15	2,400	2,426
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/16	3,670	3,838
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,815
Michigan GO	5.250%	9/15/26 (4)	12,000	13,063
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,318
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	5,125
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,800	3,387
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	2,675	2,319
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	14,537
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	8,317
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,956

Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,699
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,194
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,092
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,834
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,143
				291,138
Minnesota (0.6%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,178
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,071
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,175
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,502
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	620	652
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,828
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,199
St. Paul MN Housing and Redevelopment
Authority Hospital Revenue (HealthEast
Obligated Group)	5.250%	11/15/28	1,650	1,766
St. Paul MN Housing and Redevelopment
Authority Hospital Revenue (HealthEast
Obligated Group)	5.000%	11/15/29	1,745	1,886
St. Paul MN Housing and Redevelopment
Authority Hospital Revenue (HealthEast
Obligated Group)	5.000%	11/15/30	1,285	1,385
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	8,173
				53,815
Mississippi (0.2%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	8,100	8,100
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,141
				14,241
Missouri (0.7%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,816
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,211
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,688

Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,665
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,224
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,957
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,431
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,675
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,425
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	8/3/15	2,200	2,200
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	1,230	1,244
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	1,070	1,103
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	2,875	2,989
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/16 (Prere.)	2,000	2,040
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,750	2,037
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,690	3,110
				62,815
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	150	154

Nebraska (0.7%)
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	50,000	57,021
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,547
				60,568
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,111
Clark County NV School District GO	5.000%	6/15/25	10,000	10,998
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	2,550	2,800
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	1,295	1,392
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	2,640	2,761
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.030%	8/7/15 LOC	9,990	9,990
				38,052

New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,442
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,613
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,256
				14,311
New Jersey (8.0%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,785
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,372
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,651
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,390
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,877
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,844
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	11,500	12,845
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,774
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,483
New Jersey COP	5.250%	6/15/27	5,000	5,529
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	1,500	1,533
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	2,029
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	803
New Jersey Economic Development Authority
Revenue (Job Haines Home Project) VRDO	0.020%	8/7/15 LOC	3,200	3,200
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,251
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,379
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,146
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,638
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,751
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	10,930

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	7,827
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,044
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,730
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,547
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,673
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,110
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	19,990
3 New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,155
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,522
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,459
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,862
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,586
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,022
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	75
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,408
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,451
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,238
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.020%	8/7/15 LOC	3,800	3,800
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,480
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,542
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	16,497
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,493
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,644
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,192
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,630
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,807

New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,480
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,022
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	5,000	5,030
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.250%	8/7/15 (4)	5,810	5,810
New Jersey Transportation Corp. COP	5.000%	9/15/15 (Prere.)	7,000	7,042
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,000	10,281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,716
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (12)	8,175	9,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,507
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	18,814
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/26	21,615	23,305
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,085
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	21,732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	26,940	28,773
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,787
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	14,900	15,499
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/33	5,000	5,273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/36	5,000	5,127
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	23,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,838
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/39	5,300	5,680
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/44	19,665	20,036
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,374
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,640
New Jersey Turnpike Authority Revenue	5.150%	1/1/35 (2)	21,495	22,562
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,614
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,506
2 New Jersey Turnpike Authority Revenue PUT	0.550%	1/1/16	12,500	12,511
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.030%	8/7/15	9,100	9,100
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	19,400	21,161
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	8,645	8,294

3 Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	6,000	4,458
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/41	20,000	14,999
				694,758
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	19,934
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	1,745	1,803
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	1,365	1,433
				23,170
New York (10.7%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,790
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.030%	8/7/15	17,350	17,350
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	25,400	28,922
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,900	1,830
Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,185
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	11,187
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	1,000	1,102
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,000	13,126
Nassau County NY GO	4.000%	10/1/21	9,400	10,272
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,664
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	3.750%	1/1/20	1,400	1,439
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	4.500%	1/1/25	1,500	1,590
New York City NY Build NYC Resource Corp.
Solid Waste Disposal Revenue (Pratt Paper
Inc. Project)	5.000%	1/1/35	6,000	6,353
New York City NY GO	5.000%	1/1/17 (Prere.)	3,935	4,188
New York City NY GO	5.000%	8/1/20	4,330	5,052
New York City NY GO	5.000%	1/1/25	1,815	1,927
New York City NY GO	5.000%	10/1/30	10,000	11,536
New York City NY GO	5.000%	8/1/32	8,000	9,172
New York City NY GO	5.000%	8/1/36	15,000	16,859
New York City NY GO VRDO	0.010%	8/3/15	3,500	3,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,594
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	4.500%	2/15/48	10,000	10,380

New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,284
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,478
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	11,819
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.625%	8/1/25	5,000	5,340
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	37,470	39,926
3 New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.) PUT	2.000%	8/1/16	30,000	30,036
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,308
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,575
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,596
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,082
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,266
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,429
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,692
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,848
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,540
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,383
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	22,242
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,435
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,052
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,098
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	130	137
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	7,870	8,328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	16,960

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,811
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	8/3/15 LOC	8,800	8,800
1 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,500	7,680
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,272
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,557
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,624
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	12,256
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,681
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	3,000	3,608
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,764
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,655
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,838
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	8,000	9,206
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,258
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,245
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,596
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,878
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	9,000	10,060
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,587
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,494
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,505
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,309
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,681
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,598
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,764
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	9,574
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.916%	5/1/18	14,850	14,842
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	12,000	14,483
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	6,400	7,115
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	13,000	14,705
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,388

New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,126
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,685
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,085
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	58,545	58,891
1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.150%	8/7/15	10,555	10,555
New York State Thruway Authority Revenue	5.000%	1/1/30	8,180	9,405
New York State Thruway Authority Revenue	5.000%	1/1/37	18,000	20,076
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	8/7/15	1,900	1,900
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,275
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,218
[1,2] Nuveen Dividend Advantage Municipal Fund 3
iMTP	0.770%	10/1/17	15,000	15,006
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	6,900
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,611
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,941
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,025
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	11,084
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/33	4,000	4,462
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,538
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	27,432
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	3,740	4,144
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	2,944
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,146
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	10,900
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,573
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	15,131
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,550
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	1,000	1,098

Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,691
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,142
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,153
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,589
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,280
Ulster County NY Capital Resource Corp.
Revenue (Health Alliance Senior Living Corp.
- Woodland Pond at New Paltz Project)	0.000%	9/15/44	2,710	2,038
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	6,897
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,364
				938,094
North Carolina (0.9%)
North Carolina GO	5.000%	6/1/20	5,000	5,866
North Carolina GO	5.000%	6/1/20	10,360	12,155
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	135	135
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,868
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	11,074
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,159
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,323
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,499
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,553
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,166
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,933
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,525
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,864
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,859

Wake County NC GO	5.000%	2/1/16	7,800	7,988
				82,052
Ohio (1.8%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,387
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,335
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	14,195	11,274
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,271
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,304
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	20,730	16,573
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	15,545	13,420
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,339
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,566
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,804
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	473
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,048
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,632
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,582
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	2,100	2,100
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	8/3/15	4,550	4,550
Ohio GO	4.500%	3/15/16 (Prere.)	2,030	2,084
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	8/3/15	6,095	6,095
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.010%	8/3/15	2,200	2,200
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.030%	8/7/15	7,700	7,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	10,846
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,809
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,221
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,983
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,944
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,135
				155,675

Oklahoma (0.3%)
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	8,702
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	800	822
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	865	899
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	825	849
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	1,595	1,679
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	5,055
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	3,969
				21,975
Oregon (0.2%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,744
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,860	3,064
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,000	1,120
Port of Portland OR International Airport
Revenue	5.000%	7/1/33	3,485	3,894
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,520
				19,342
Pennsylvania (4.7%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,673
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	536
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,291
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	12,500	12,941
1 Bristol Township PA School District GO TOB
VRDO	0.100%	8/7/15	12,865	12,865
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,163
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,126
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.050%	8/7/15	13,000	13,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.020%	8/7/15 LOC	20,095	20,095
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,118

East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,699
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,302
2 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.196%	6/1/24	18,500	18,627
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,752
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,801
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,118
Luzerne County PA GO	5.000%	11/15/29 (4)	5,500	6,067
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,453
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,851
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,992
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,549
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,793
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	3,058
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,841
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	5,005
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,000	10,027
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	14,939
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,476
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	7,105
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,098
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	17,500	17,699

Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,256
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	6/30/42	6,060	6,346
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	10,942
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,390
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,120	19,847
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,194
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,635
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,417
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,321
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,610
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,694
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,792
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	5,535
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,512
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,097
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,892
Philadelphia PA Airport Revenue	5.000%	6/15/21	2,820	3,256
Philadelphia PA GO	5.000%	8/1/27	10,000	11,401
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,152
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,845	8,217
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	12
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	219
Philadelphia PA School District GO	6.000%	9/1/38	12,790	14,297
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.130%	8/7/15 (4)	5,950	5,950
Pocono Mountains PA Industrial Park Authority
Hospital Revenue (St. Luke's Hospital
Obligated Group)	5.000%	8/15/40	8,125	8,797
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.839%	12/1/17	15,230	15,218
				414,071
Puerto Rico (1.0%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,384
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	13,050	8,956
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	4,610
Puerto Rico GO	5.000%	7/1/28	1,845	1,163
Puerto Rico GO	5.125%	7/1/28	3,245	2,053
Puerto Rico GO	5.375%	7/1/30	3,665	2,318
Puerto Rico GO	5.125%	7/1/31	3,125	1,953
Puerto Rico GO	8.000%	7/1/35	13,000	9,035

Puerto Rico GO	5.250%	7/1/37	5,055	3,147
Puerto Rico GO	5.750%	7/1/38	4,320	2,727
Puerto Rico GO	5.500%	7/1/39	7,315	4,581
Puerto Rico GO	6.500%	7/1/40	4,000	2,570
Puerto Rico GO	6.500%	7/1/40	1,830	1,176
Puerto Rico GO	5.000%	7/1/41	6,795	4,145
Puerto Rico GO	5.750%	7/1/41	10,290	6,457
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	22,785	13,693
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	11,080	6,743
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,525	3,288
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/57	1,000	598
				82,597
Rhode Island (0.5%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.080%	8/7/15 LOC	5,600	5,600
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,610
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	5,000
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,377
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	12,655	12,665
				39,252
South Carolina (1.3%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,085
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	14,897
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/16 (Prere.)	10,120	10,724
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,270	1,273
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	12,887
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,756
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.010%	8/3/15	1,760	1,760
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,549
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	1,190	1,368
South Carolina Public Service Authority
Revenue	5.000%	12/1/34	7,430	8,393
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	8,949
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	13,810	15,476
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	16,950
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,546
				116,613

South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,463
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,933
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,395
				20,791
Tennessee (2.0%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	7,060
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	8,064
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	0.000%	1/1/42	3,215	836
Metropolitan Government of Nashville &
Davidson County TN Industrial Development
Board Revenue (Waste Management Inc.
Tennessee Project) PUT	1.500%	8/1/17	7,500	7,482
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.020%	8/3/15 (4)	34,100	34,100
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	20,568
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	25,026
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,167
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,846
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,320	2,664
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,133
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,216
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,474
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,926
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,528
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,305
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,054
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	18,331
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	935	962
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	1,105	1,136
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,345	1,434

Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	4,285	4,591
				176,903
Texas (9.7%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,158
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,766
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,948
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,345
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,099
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,727
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	11,380
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	7,976
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,146
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,718
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	22,646
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,524
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,570
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	17,742
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	4,240	4,461
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	2,360	2,462
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	2,640	2,723
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	15,255
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	8,904
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,824
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	8/3/15	1,700	1,700
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,636
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	8,000	8,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	3,600	3,600
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	557
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	553

Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,211
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,519
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,066
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,444
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,168
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,562
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	7,500	8,082
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	24,182
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,651
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,185
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/22	2,250	2,578
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	17
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	238
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,578
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,840
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,356
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	5,000	5,491
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	5,223
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,115
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,209
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.125%	2/15/42	2,750	2,800
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,562
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	2,250	2,315
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,765	3,850
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,098
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	4,387
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	14,000	14,329
North Texas Tollway Authority System Revenue	6.125%	1/1/16 (Prere.)	12,000	12,293

North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	32,355
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,890
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,360
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,160
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	6,909
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,071
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,361
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,000	11,009
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	8,872
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,642
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,087
Pasadena TX Independent School District GO
VRDO	0.040%	8/7/15 (4)	2,400	2,400
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,505
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,353
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,000
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,175
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,810
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	9,965
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	60	60
Texas GO	5.750%	8/1/31	390	392
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.892%	9/15/17	16,165	16,188
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,260
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	17,508
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,517
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,399
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,995	2,316
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	10,010	12,011
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	4,033
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	3,395	3,691
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	6,958
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	279
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	49
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,610	57,336
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,435
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	24,397
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	12,193

Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	15,519
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	27,566
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	800	954
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	15,000	18,182
Texas TRAN	1.500%	8/31/15	28,500	28,534
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	30,000	32,708
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	11,000	11,923
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,408
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,403
				850,930
Utah (0.3%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,024
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,136
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,219
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,887
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/35	10,460	11,835
				30,101
Vermont (0.2%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	2,895	3,015
2 Vermont Student Assistance Corp. Education
Loan Revenue	1.784%	6/1/22	5,593	5,593
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.284%	12/3/35	10,000	10,000
				18,608
Virgin Islands (0.5%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,840
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,427
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	2,400	2,589
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	27,000	28,691
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,112
				39,659
Virginia (1.5%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	425	550
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	5,505
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,855
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,556
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,171

Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,250
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,074
Gloucester County NJ Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management, Inc. Project) PUT	1.600%	5/1/17	4,000	4,006
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,677
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,820
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,046
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,301
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,054
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	4,755	4,661
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	10,000	9,802
Virginia GO	5.000%	6/1/17	7,480	8,082
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/33	2,835	3,166
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/34	3,380	3,763
Virginia Port Authority Port Facilities Revenue	5.000%	7/1/36	7,045	7,805
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,766
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	15,000	17,132
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,440
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,106
				132,588
Washington (1.5%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,900
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,618
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,738
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,243
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,428
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,183
3 Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,738
3 Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,712
3 Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,420

Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	10,030
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,477
Washington GO	5.000%	7/1/20	15,000	17,553
Washington GO	5.000%	7/1/21	10,000	11,853
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	4,760
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	11,319
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	10,956
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,545
3 Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	832
3 Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	2,030
3 Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	2,001
				127,336
West Virginia (0.3%)
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,717
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,625
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,565
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/39	400	439
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,614
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,167
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,445
				25,572
Wisconsin (2.2%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,081
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,763
Wisconsin GO	6.000%	5/1/27	17,000	19,845
Wisconsin GO	6.250%	5/1/37	20,200	23,602
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,300

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	12,026
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,545
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,568
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	6,014
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	5,000	5,415
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,242
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,417
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	9,200	9,139
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/17	6,100	6,551
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	11,370	12,203
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	13,019
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	5,171
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	16,897
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,153
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,314
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,217
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/30	800	810
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,006
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,318
				195,616
Total Tax-Exempt Municipal Bonds (Cost $8,134,108)				8,529,831
			Shares
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $202,898)	0.026%		202,898,000	202,898

Total Investments (100.0%) (Cost $8,337,006)				8,732,729
Other Assets and Liabilities-Net (0.0%)				170
Net Assets (100%)				8,732,899

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $143,197,000, representing 1.6% of net assets.
2	Adjustable-rate security.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.
4	Securities with a value of $501,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	8,529,831	—
Temporary Cash Investments	202,898	—	—
Futures Contracts—Assets[1]	396	—	—
Futures Contracts—Liabilities[1]	(15)	—	—
Total	203,279	8,529,831	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

High-Yield Tax-Exempt Fund

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	September 2015	863	103,425	(15)
30-Year U.S. Treasury Note	September 2015	(195)	(30,408)	64
				49

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2015, the cost of investment securities for tax purposes was $8,344,846,000. Net unrealized appreciation of investment securities for tax purposes was $387,883,000, consisting of unrealized gains of $434,770,000 on securities that had risen in value since their purchase and $46,887,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.7%)
Alabama (0.1%)
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.020%	8/7/15	16,005	16,005

Alaska (0.7%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.010%	8/7/15	10,000	10,000
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.010%	8/7/15	75,855	75,855
	Alaska Student Loan Corp. Education Loan
	Revenue VRDO	0.050%	8/7/15 LOC	25,855	25,855
	Matanuska-Susitna Borough AK GO	1.500%	11/1/15	1,495	1,499
	Matanuska-Susitna Borough AK GO	2.000%	2/1/16	3,400	3,430
					116,639
Arizona (1.0%)
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.030%	8/7/15	21,000	21,000
1	Arizona Health Facilities Authority Revenue
	(Banner Health) TOB VRDO	0.050%	8/7/15	9,995	9,995
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.020%	8/7/15 LOC	9,580	9,580
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.020%	8/7/15 LOC	9,965	9,965
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.020%	8/7/15 LOC	65,780	65,780
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.030%	8/7/15	7,260	7,260
1	Maricopa County AZ Public Finance Corp.
	Lease Revenue TOB VRDO	0.040%	8/7/15	12,045	12,045
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.120%	8/7/15	1,000	1,000
1	Phoenix AZ Civic Improvement Corp.
	Wastewater System Revenue TOB VRDO	0.030%	8/7/15 LOC	20,175	20,175
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.030%	8/7/15	4,995	4,995
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.020%	8/7/15	4,000	4,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.030%	8/7/15	3,320	3,320
1	Tempe AZ Union High School District No. 213
	GO TOB VRDO	0.020%	8/7/15	6,840	6,840
1	University of Arizona Revenue TOB VRDO	0.030%	8/7/15	3,300	3,300
					179,255

Arkansas (0.0%)
Arkansas GO	5.000%	10/1/15	6,510	6,562

California (3.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.020%	8/7/15 LOC	7,000	7,000
California Education Notes Program TRAN	2.000%	6/30/16	10,000	10,153
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.020%	8/7/15	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.030%	8/7/15	5,050	5,050
California GO VRDO	0.010%	8/7/15 LOC	5,500	5,500
1 California Health Facilities Financing Authority
Revenue (Kaiser Foundation Hospitals) TOB
VRDO	0.020%	8/7/15 LOC	4,400	4,400
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	8/7/15	24,175	24,175
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	8/7/15	5,000	5,000
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.030%	8/7/15	3,660	3,660
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	6,650	6,751
California School Cash Reserve Program
Authority Revenue	2.000%	6/30/16	13,725	13,934
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.020%	8/7/15	78,140	78,140
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.010%	8/7/15	25,500	25,500
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.030%	8/7/15	5,545	5,545
Desert Sands CA Unified School District GO	2.000%	8/1/16	2,750	2,795
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	11/9/15	10,000	10,000
2 Eastern California Municipal Water District
Water & Sewer Revenue PUT	0.060%	5/5/16	8,750	8,750
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.030%	8/7/15	7,500	7,500
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	8,500	8,500
2 Irvine CA Ranch Water District Revenue PUT	0.050%	3/15/16	4,500	4,500
Los Angeles CA Community College District GO	2.000%	8/1/15	16,790	16,790
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.030%	8/7/15	17,500	17,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	8/3/15	5,200	5,200
Los Angeles CA Department of Water & Power
Revenue VRDO	0.010%	8/3/15	3,600	3,600
Los Angeles CA TRAN	2.000%	6/30/16	32,165	32,658
Los Angeles CA Unified School District GO	4.750%	7/1/16 (Prere.)	6,200	6,449
Los Angeles County CA TRAN	5.000%	6/30/16	100,000	104,286
Metropolitan Water District of Southern
California Revenue VRDO	0.010%	8/7/15	5,700	5,700

1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.090%	8/7/15 LOC	26,000	26,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	8/7/15 LOC	20,000	20,000
1 Regents of the University of California Revenue
TOB VRDO	0.030%	8/7/15	7,600	7,600
1 Regents of the University of California Revenue
TOB VRDO	0.030%	8/7/15	15,200	15,200
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.010%	8/7/15	23,235	23,235
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.010%	8/7/15	19,300	19,300
San Diego CA Unified School District GO	2.000%	6/30/16	25,000	25,393
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	2.000%	8/1/15	2,685	2,685
1 San Mateo County CA Community College
District GO TOB VRDO	0.030%	8/7/15	8,810	8,810
Southern California Public Power Authority
Revenue VRDO	0.020%	8/7/15 LOC	7,300	7,300
1 Sweetwater CA Unified School District GO TOB
VRDO	0.040%	8/7/15 (13)	13,600	13,600
University of California Revenue VRDO	0.020%	8/7/15	60,350	60,350
1 West Valley-Mission Community College District
GO TOB VRDO	0.030%	8/7/15	8,500	8,500
				687,009
Colorado (2.6%)
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.020%	8/7/15 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.040%	8/7/15 LOC	37,960	37,960
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/15 (Prere.)	2,600	2,633
Colorado General Fund Revenue	1.750%	6/28/16	50,000	50,664
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.020%	8/7/15	7,000	7,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	8/7/15	13,635	13,635
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	8/7/15	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	8/7/15	12,700	12,700
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.030%	8/7/15	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.040%	8/7/15	13,300	13,300
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	8/7/15	16,000	16,000
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.020%	8/7/15	24,870	24,870

Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.030%	8/7/15	44,745	44,745
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.030%	8/7/15	5,510	5,510
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	8/7/15	21,795	21,795
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	8/7/15	26,130	26,130
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.030%	8/7/15	5,400	5,400
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	10,700	10,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	15,700	15,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	6,025	6,025
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.030%	8/7/15	11,175	11,175
Colorado Springs CO Revenue (Fine Arts
Center Project) VRDO	0.070%	8/7/15 LOC	4,520	4,520
Colorado Springs CO Utility System Revenue
VRDO	0.020%	8/7/15	32,240	32,240
Colorado Springs CO Utility System Revenue
VRDO	0.020%	8/7/15	9,285	9,285
Colorado Springs CO Utility System Revenue
VRDO	0.020%	8/7/15	12,500	12,500
1 Denver CO City & County Airport Revenue TOB
VRDO	0.040%	8/7/15 LOC	25,000	25,000
2 University of Colorado Hospital Authority
Revenue PUT	0.200%	2/26/16	13,000	13,000
				457,657
Connecticut (1.1%)
2 Connecticut GO	0.470%	8/15/15	3,000	3,000
Connecticut GO	1.500%	11/15/15	15,000	15,058
2 Connecticut GO	0.060%	1/1/16	4,500	4,500
1 Connecticut GO TOB VRDO	0.030%	8/7/15	2,000	2,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.050%	8/7/15	10,335	10,335
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.030%	8/7/15	28,995	28,995
Greenwich CT BAN	1.250%	1/21/16	10,000	10,050
Greenwich CT BAN	5.000%	1/21/16	40,000	40,909
Hartford County CT Metropolitan District BAN	1.250%	3/18/16	81,500	82,036
Hartford CT GO	5.000%	8/1/15 (Prere.)	1,970	1,970
				198,853
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.280%	8/7/15	1,140	1,140

District of Columbia (0.8%)
1 District of Columbia GO TOB PUT	0.140%	10/22/15 LOC	22,695	22,695
District of Columbia Housing Finance Agency
(Edgewood Terrace) PUT	0.280%	12/1/15	7,190	7,190
1 District of Columbia Income Tax Revenue TOB
VRDO	0.020%	8/7/15	7,855	7,855

1	District of Columbia Income Tax Revenue TOB
	VRDO	0.030%	8/7/15	9,995	9,995
	District of Columbia Revenue (American
	University) VRDO	0.020%	8/7/15 LOC	10,000	10,000
	District of Columbia Revenue (Georgetown
	University) VRDO	0.020%	8/7/15 LOC	32,000	32,000
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.030%	8/7/15	6,190	6,190
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.030%	8/7/15 LOC	6,000	6,000
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.040%	8/7/15	9,500	9,500
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.040%	8/7/15	11,870	11,870
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.010%	8/7/15	10,000	10,000
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.010%	8/7/15	12,125	12,125
					145,420
Florida (3.6%)
1	Broward County FL GO TOB VRDO	0.020%	8/7/15	10,725	10,725
1	Broward County FL School Board COP TOB
	VRDO	0.040%	8/7/15 LOC	34,200	34,200
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.030%	8/7/15	5,660	5,660
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.020%	8/7/15	12,680	12,680
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.020%	8/7/15	6,265	6,265
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.030%	8/7/15	9,000	9,000
1	Florida Department of Management Services
	COP TOB VRDO	0.030%	8/7/15	6,960	6,960
1	Florida Housing Finance Corp. Homeowner
	Mortgage Revenue TOB VRDO	0.080%	8/7/15	495	495
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	5.000%	7/1/16 (ETM)	20,145	21,007
	Florida Keys Aqueduct Authority Water Revenue
	VRDO	0.020%	8/7/15 LOC	28,350	28,350
1	Florida Ports Financing Commission Revenue
	TOB VRDO	0.080%	8/7/15	3,930	3,930
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.030%	8/7/15	12,000	12,000
	Jacksonville FL Electric Authority Electric
	System Revenue VRDO	0.020%	8/7/15	40,950	40,950
1	Jacksonville FL Special Revenue TOB VRDO	0.030%	8/7/15	3,900	3,900
1	Miami-County FL Transit Sales Surtax Revenue
	TOB VRDO	0.060%	8/7/15	7,600	7,600
1	Miami-Dade County FL Aviation Revenue
	(Miami International Airport) TOB VRDO	0.050%	8/7/15 (13)(12)	11,500	11,500
[1,2] Miami-Dade County FL Building Better
	Communities GO TOB PUT	0.110%	10/1/15 LOC	10,000	10,000
[1,2] Miami-Dade County FL Building Better
	Communities GO TOB PUT	0.110%	10/1/15 LOC	41,300	41,300
	Miami-Dade County FL Seaport Revenue VRDO	0.020%	8/7/15 LOC	70,000	70,000

Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.020%	8/7/15 LOC	8,800	8,800
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.040%	8/7/15	26,700	26,700
North Broward FL Hospital District Revenue
VRDO	0.020%	8/7/15 LOC	78,690	78,690
North Broward FL Hospital District Revenue
VRDO	0.020%	8/7/15 LOC	27,500	27,500
North Broward FL Hospital District Revenue
VRDO	0.020%	8/7/15 LOC	44,135	44,135
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.030%	8/7/15 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.020%	8/7/15 LOC	19,400	19,400
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.080%	8/7/15	1,100	1,100
1 Orange County FL School Board COP TOB
VRDO	0.030%	8/7/15	19,070	19,070
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.020%	8/7/15	8,265	8,265
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.080%	8/7/15 LOC	10,895	10,895
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.040%	8/7/15 LOC	3,600	3,600
1 Palm Beach County FL School Board COP TOB
VRDO	0.060%	8/7/15	2,935	2,935
1 South Florida Water Management District COP
TOB VRDO	0.030%	8/3/15	7,565	7,565
St. Petersburg FL Public Utility Revenue	5.000%	10/1/15 (Prere.)	2,000	2,016
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program) VRDO	0.030%	8/7/15 LOC	15,180	15,180
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.040%	8/7/15	6,730	6,730
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/15 (Prere.)	1,805	1,820
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/15 (Prere.)	3,275	3,301
				628,854
Georgia (2.3%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.030%	8/7/15 LOC	22,280	22,280
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.030%	8/7/15	23,865	23,865
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.020%	8/7/15 LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.020%	8/7/15 LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.020%	8/7/15 LOC	26,195	26,195
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.030%	8/7/15	11,990	11,990

1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.030%	8/7/15	22,835	22,835
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.030%	8/7/15 LOC	48,075	48,075
Georgia GO	5.000%	2/1/16	2,500	2,560
Georgia GO	5.000%	3/1/16 (Prere.)	22,615	23,249
1 Georgia GO TOB VRDO	0.050%	8/7/15	10,975	10,975
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	3,670	3,772
1 Gwinnett County GA School District GO TOB
VRDO	0.020%	8/7/15	12,055	12,055
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	0.080%	10/1/15	65,290	65,290
2 Main Street Natural Gas Inc. Georgia Gas
Project Revenue PUT	0.080%	12/1/15	25,560	25,560
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.020%	8/7/15	15,125	15,125
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.030%	8/7/15	5,635	5,635
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.010%	8/7/15	25,000	25,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.020%	8/7/15	28,400	28,400
				404,461
Hawaii (0.5%)
2 Hawaii Department of Budget & Finance
Revenue (Queens Health System) PUT	0.260%	2/26/16	20,105	20,105
2 Hawaii Department of Budget & Finance
Revenue (Queens Health System) PUT	0.260%	2/26/16	22,500	22,500
Hawaii GO	5.000%	2/1/16	2,800	2,867
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.020%	8/7/15 LOC	16,125	16,125
1 University of Hawaii Revenue TOB VRDO	0.030%	8/7/15 (13)(1)	19,800	19,800
				81,397
Idaho (0.6%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.020%	8/7/15	31,215	31,215
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	8/7/15	8,005	8,005
Idaho Housing & Finance Association
Unemployment Compensation Revenue	4.000%	8/15/15	4,500	4,507
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	5,000	5,009
Idaho TAN	2.000%	6/30/16	60,000	60,933
				109,669
Illinois (5.4%)
Channahon IL Revenue (Morris Hospital) VRDO	0.020%	8/7/15 LOC	3,625	3,625
Channahon IL Revenue (Morris Hospital) VRDO	0.020%	8/7/15 LOC	4,675	4,675
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.020%	8/7/15	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.050%	8/7/15	12,000	12,000

Du Page & Will Counties IL Indian Prairie
Community Unit School District GO	5.000%	6/30/16 (Prere.)	5,250	5,471
Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	0.040%	8/7/15 LOC	21,182	21,182
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.040%	8/7/15 LOC	17,935	17,935
Illinois Development Finance Authority Revenue
(Presbyterian Homes Two Arbor Lane Project)
VRDO	0.030%	8/7/15 LOC	4,500	4,500
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.120%	8/5/15 LOC	35,000	35,000
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.020%	8/7/15 LOC	14,900	14,900
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.140%	8/7/15	5,200	5,200
2 Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.220%	2/26/16	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.030%	8/7/15	30,290	30,290
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.050%	8/7/15	61,640	61,640
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.030%	8/7/15 LOC	28,385	28,385
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.020%	8/7/15 LOC	16,000	16,000
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.030%	8/7/15	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.030%	8/7/15 LOC	21,000	21,000
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.020%	8/7/15 LOC	4,580	4,580
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.080%	8/5/15	25,000	25,000
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.020%	8/7/15 LOC	22,885	22,885
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.030%	8/7/15	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.030%	8/7/15	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	8/3/15	29,485	29,485
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.010%	8/3/15	3,200	3,200
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.020%	8/7/15	8,165	8,165
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.010%	8/7/15	42,000	42,000
Illinois Finance Authority Revenue
(Northwestern University) VRDO	0.010%	8/7/15	93,300	93,300
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.010%	8/7/15 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.020%	8/7/15 LOC	11,490	11,490
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.050%	8/7/15	10,200	10,200
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.020%	8/7/15	14,498	14,498

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.020%	8/7/15	16,000	16,000
Illinois GO VRDO	0.010%	8/7/15 LOC	18,000	18,000
Illinois GO VRDO	0.020%	8/7/15 LOC	17,000	17,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.020%	8/7/15 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.020%	8/7/15	8,700	8,700
Illinois Health Facilities Authority Revenue
(Ingalls Memorial Hospital) VRDO	0.020%	8/7/15 LOC	13,900	13,900
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.020%	8/7/15	9,365	9,365
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.030%	8/7/15	12,010	12,010
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	4,000	4,169
Illinois Toll Highway Authority Revenue VRDO	0.030%	8/7/15 LOC	20,000	20,000
Illinois Toll Highway Authority Revenue VRDO	0.050%	8/7/15	38,205	38,205
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.030%	8/7/15	14,900	14,900
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.020%	8/7/15 LOC	30,900	30,900
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	8/7/15	28,685	28,685
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	8/7/15	11,750	11,750
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.020%	8/7/15	16,255	16,255
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.030%	8/7/15	12,640	12,640
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.040%	8/7/15	13,400	13,400
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.050%	8/7/15	28,500	28,500
				937,465
Indiana (4.5%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	0.120%	8/7/15 LOC	5,000	5,000
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	2.000%	1/5/16	18,475	18,615
Indiana Bond Bank Special Program Housing
Revenue	5.000%	3/1/16 (Prere.)	5,680	5,839
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.030%	8/7/15 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.040%	8/6/15	6,000	6,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.020%	8/7/15 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.010%	8/7/15 LOC	15,580	15,580
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.030%	8/7/15 LOC	40,985	40,985

Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.030%	8/7/15 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.020%	8/7/15	26,825	26,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.020%	8/7/15	17,000	17,000
Indiana Finance Authority State Revolving Fund
Program Revenue	4.000%	2/1/16	5,580	5,686
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.020%	8/7/15	47,870	47,870
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.080%	8/7/15	200	200
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.220%	8/7/15	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.020%	8/7/15 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.250%	11/3/15	480,000	480,000
Purdue University Indiana COP VRDO	0.010%	8/7/15	20,435	20,435
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB PUT	0.120%	8/20/15 LOC	30,420	30,420
				785,315
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.040%	8/7/15	6,555	6,555
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.040%	8/7/15	7,385	7,385
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.040%	8/7/15	11,785	11,785
				25,725
Kansas (0.9%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.020%	8/7/15 LOC	24,400	24,400
2 Kansas Department of Transportation Highway
Revenue	0.320%	9/1/15	3,000	3,001
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.020%	8/7/15	5,955	5,955
Kansas Department of Transportation Highway
Revenue VRDO	0.030%	8/7/15	4,000	4,000
2 Kansas Department of Transportation Revenue	0.115%	9/1/15	7,400	7,400
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.030%	8/7/15	9,225	9,225
Leawood KS GO	1.000%	9/1/15	22,060	22,075
Wichita KS BAN	0.250%	10/15/15	12,405	12,405
Wichita KS BAN	0.300%	10/15/15	6,735	6,735
Wyandotte County/Kansas City KS Unified
Government BAN	0.200%	3/1/16	60,275	60,275
				155,471

Kentucky (1.0%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.030%	8/7/15	31,250	31,250
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.010%	8/7/15 LOC	16,500	16,500
Kentucky Housing Corp. Housing Revenue
VRDO	0.030%	8/7/15	10,950	10,950
Kentucky Infrastructure Authority Wastewater &
Drinking Water State Revolving Fund
Revenue	5.000%	2/1/16	2,850	2,918
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.020%	8/7/15	10,170	10,170
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.030%	8/7/15	6,125	6,125
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue BAN	2.000%	11/24/15	76,340	76,753
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.030%	8/7/15 LOC	5,800	5,800
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.030%	8/7/15 LOC	2,600	2,600
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.030%	8/7/15 LOC	2,500	2,500
				165,566
Louisiana (0.4%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.020%	8/7/15 LOC	13,905	13,905
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.020%	8/7/15 LOC	13,530	13,530
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.040%	8/7/15 LOC	45,740	45,740
				73,175
Maine (0.0%)
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.080%	8/7/15	5,510	5,510

Maryland (2.5%)
Anne Arundel County MD GO	5.000%	4/1/16	1,710	1,763
Baltimore County MD BAN	1.250%	4/1/16	56,000	56,398
Baltimore County MD BAN	1.250%	4/1/16	84,000	84,594
Baltimore County MD GO	5.000%	2/1/16	3,000	3,072
1 Baltimore MD GO TOB VRDO	0.030%	8/7/15	7,500	7,500
1 Blackrock Maryland Municipal Bond Trust TOB
VRDP VRDO	0.110%	8/7/15 LOC	9,800	9,800
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	8/7/15	4,435	4,435
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	8/7/15	2,945	2,945
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.060%	8/7/15	6,365	6,365
Maryland Department of Transportation
Revenue	5.000%	2/15/16	8,225	8,436
Maryland GO	5.000%	8/1/15	2,425	2,425
Maryland GO	5.000%	3/1/16	3,720	3,823

1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.030%	8/7/15	5,000	5,000
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.090%	8/5/15	20,000	20,000
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.020%	8/7/15	7,540	7,540
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.020%	8/7/15	8,265	8,265
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.020%	8/7/15 LOC	44,905	44,905
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	8/7/15 LOC	9,195	9,195
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.020%	8/7/15 LOC	12,000	12,000
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.020%	8/7/15	15,200	15,200
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.030%	8/7/15	13,860	13,860
Montgomery County MD GO CP	0.050%	8/11/15	45,000	45,000
Montgomery County MD GO CP	0.100%	8/26/15	23,000	23,000
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.020%	8/7/15 LOC	8,030	8,030
Prince Georges County MD	2.000%	9/1/15	5,435	5,443
Washington Suburban Sanitation District
Maryland GO VRDO	0.020%	8/7/15	15,000	15,000
Washington Suburban Sanitation District
Maryland GO VRDO	0.030%	8/7/15	12,500	12,500
				436,494
Massachusetts (2.6%)
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	0.010%	8/7/15	53,300	53,300
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.090%	8/6/15	17,750	17,750
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.220%	2/26/16	3,210	3,210
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.020%	8/7/15	43,625	43,625
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.020%	8/7/15 LOC	8,075	8,075
2 Massachusetts GO	0.470%	9/1/15	11,200	11,200
2 Massachusetts GO	0.140%	2/1/16	79,335	79,335
1 Massachusetts GO TOB VRDO	0.020%	8/7/15	15,195	15,195
1 Massachusetts GO TOB VRDO	0.030%	8/7/15	3,750	3,750
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.010%	8/7/15	42,630	42,630
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	8/7/15	23,200	23,200

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.020%	8/7/15	2,100	2,100
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.020%	8/7/15 LOC	15,700	15,700
Massachusetts Housing Finance Agency Multi-
Family Housing Revenue PUT	0.330%	1/15/16	16,500	16,500
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	845	847
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,225	6,237
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,404
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,000	5,009
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,500	2,505
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.030%	8/7/15	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.030%	8/7/15	4,125	4,125
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/15	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	8/7/15	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	8/7/15	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.030%	8/7/15	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.020%	8/7/15	8,300	8,300
Massachusetts Water Resources Authority
Revenue VRDO	0.040%	8/7/15	17,370	17,370
Methuen MA GO BAN	2.000%	8/7/15	15,415	15,419
2 University of Massachusetts Building Authority
Revenue PUT	0.220%	2/26/16	25,140	25,140
				452,726
Michigan (1.9%)
2 Kent Hospital Finance Authority (Spectrum
Health System) PUT	0.220%	2/26/16	10,680	10,680
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.020%	8/7/15 LOC	15,000	15,000
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.020%	8/7/15	57,850	57,850
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.030%	8/7/15	107,040	107,040
Michigan Municipal Bond Authority Clear Water
Revolving Fund	5.000%	10/1/15 (Prere.)	1,760	1,774
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15 (Prere.)	5,405	5,448
Michigan State University Board of Trustees
General Revenue VRDO	0.010%	8/7/15	28,500	28,500
Michigan State University Board of Trustees
General Revenue VRDO	0.010%	8/7/15	35,800	35,800
Michigan State University Revenue CP	0.040%	8/3/15	6,040	6,040

Michigan State University Revenue CP	0.080%	8/6/15	13,690	13,690
Michigan State University Revenue CP	0.080%	8/6/15	8,850	8,850
University of Michigan Revenue VRDO	0.010%	8/7/15	25,145	25,145
University of Michigan University Revenue
VRDO	0.010%	8/7/15	15,300	15,300
1 Wayne State University Michigan Revenue TOB
VRDO	0.070%	8/7/15	5,000	5,000
				336,117
Minnesota (1.6%)
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	4.000%	3/1/16	2,670	2,728
Minneapolis MN GO	2.000%	12/1/15	1,030	1,036
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.020%	8/7/15 LOC	20,000	20,000
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	3/1/16	10,205	10,490
Minnesota GO	5.000%	10/1/15	4,000	4,032
Minnesota GO	5.000%	10/1/15 (Prere.)	3,265	3,291
Minnesota GO	5.000%	10/1/15 (Prere.)	1,490	1,502
1 Minnesota GO TOB VRDO	0.030%	8/7/15	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.030%	8/7/15	27,310	27,310
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.030%	8/7/15	4,010	4,010
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.030%	8/7/15 LOC	63,900	63,900
Minnesota School District TRAN	2.000%	9/15/15	9,420	9,442
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.080%	8/12/15	119,400	119,400
University of Minnesota Revenue CP	0.080%	8/3/15	8,700	8,700
1 Western Minnesota Municipal Power Agency
Rev TOB VRDO	0.030%	8/7/15	6,665	6,665
				286,016
Mississippi (1.1%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc. Project) VRDO	0.010%	8/3/15	14,950	14,950
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	25,100	25,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	4,145	4,145
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.010%	8/3/15	1,400	1,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/7/15	84,800	84,800
Mississippi GO	5.500%	9/1/15	4,035	4,053
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.020%	8/7/15	40,000	40,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.020%	8/7/15	16,450	16,450

Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.020%	8/7/15	6,325	6,325
				197,223
Missouri (2.9%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.010%	8/7/15	48,735	48,735
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.010%	8/3/15	11,450	11,450
2 Missouri Health & Education Facilities Authority
Revenue (BJC Health System) PUT	0.220%	2/26/16	40,000	40,000
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System) TOB
VRDO	0.020%	8/7/15 LOC	41,995	41,995
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	8/7/15	78,300	78,300
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	8/7/15	60,900	60,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	8/7/15	52,525	52,525
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.010%	8/7/15	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.020%	8/7/15	39,910	39,910
2 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	0.270%	2/26/16	10,000	10,000
2 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) PUT	0.270%	2/26/16	10,000	10,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Louis
University) VRDO	0.010%	8/3/15 LOC	7,100	7,100
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.010%	8/7/15	22,475	22,475
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.020%	8/7/15	14,435	14,435
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.030%	8/7/15	5,570	5,570
Missouri Health & Educational Facilities
Authority Revenue (Washington University)
VRDO	0.010%	8/3/15	6,700	6,700
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	7,000	7,248
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	2,610	2,703
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	3,000	3,107

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/16 (Prere.)	2,350	2,433
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.030%	8/7/15 LOC	17,500	17,500
				511,086
Montana (0.4%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	9,035	9,035
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,335	11,335
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	10,600	10,600
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	5,975	5,975
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	12,000	12,000
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.230%	3/1/16	11,695	11,695
				60,640
Multiple States (11.3%)
1 BlackRock Municipal Bond Investment Trust
VRDP VRDO	0.120%	8/7/15 LOC	8,500	8,500
1 BlackRock MuniYield Quality Fund, Inc. VRDP
VRDO	0.120%	8/7/15 LOC	109,600	109,600
2 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.030%	8/7/15 LOC	10,535	10,535
2 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.030%	8/7/15 LOC	11,465	11,465
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.030%	8/7/15 LOC	25,600	25,600
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.040%	8/7/15 LOC	14,735	14,735
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	8/7/15 LOC	328,665	328,665
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	8/7/15 LOC	51,147	51,147
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.050%	8/7/15 LOC	30,395	30,395
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.100%	8/7/15 LOC	24,000	24,000
1 Nuveen Dividend Advantage Municipal Fund 2,
Inc. VRDP VRDO	0.110%	8/7/15 LOC	39,300	39,300
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.110%	8/7/15 LOC	203,500	203,500
1 Nuveen Investment Quality Municipal Fund, Inc.
VRDP VRDO	0.120%	8/7/15 LOC	112,000	112,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.100%	8/7/15 LOC	166,700	166,700
1 Nuveen Municipal Market Opportunity Fund
VRDP VRDO	0.110%	8/7/15 LOC	29,900	29,900
1 Nuveen Premier Municipal Income Fund, Inc.
VRDP VRDO	0.120%	8/7/15 LOC	90,000	90,000
1 Nuveen Premium Income Municipal Fund 2, Inc.
VRDP VRDO	0.120%	8/7/15 LOC	160,800	160,800

1 Nuveen Premium Income Municipal Fund 4, Inc.
VRDP VRDO	0.100%	8/7/15 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund, Inc.
VRDP VRDO	0.100%	8/7/15 LOC	212,800	212,800
1 Nuveen Select Quality Municipal Fund, Inc.
VRDP VRDO	0.120%	8/7/15 LOC	92,400	92,400
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	8/7/15	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	8/7/15	5,560	5,560
1 Western Asset Managed Municipals Fund Inc.
VRDP VRDO	0.110%	8/7/15 LOC	39,575	39,575
1 Western Asset Municipal Partners Fund Inc.
VRDP VRDO	0.110%	8/7/15 LOC	25,100	25,100
				1,965,612
Nebraska (1.1%)
Lincoln NE Electric System Revenue CP	0.090%	8/5/15	15,500	15,500
Lincoln NE Electric System Revenue CP	0.090%	8/19/15	44,500	44,500
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.040%	8/7/15 LOC	5,740	5,740
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.010%	8/7/15	80,230	80,230
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.020%	8/7/15	10,035	10,035
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.030%	8/7/15 (13)	34,610	34,610
				190,615
Nevada (1.4%)
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.020%	8/7/15 LOC	17,000	17,000
1 Clark County NV GO TOB VRDO	0.020%	8/7/15 LOC	50,520	50,520
1 Clark County NV GO TOB VRDO	0.030%	8/7/15	2,070	2,070
1 Las Vegas NV GO TOB VRDO	0.020%	8/7/15	10,850	10,850
1 Las Vegas NV GO TOB VRDO	0.030%	8/7/15	8,330	8,330
Las Vegas Valley Water District Nevada GO CP	0.100%	8/3/15	53,000	53,000
Las Vegas Valley Water District Nevada GO CP	0.100%	8/24/15	22,540	22,540
Las Vegas Valley Water District Nevada GO CP	0.100%	9/4/15	38,000	38,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.040%	8/7/15 LOC	20,170	20,170
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.050%	8/7/15	4,685	4,685
1 Nevada GO TOB VRDO	0.070%	8/7/15	9,400	9,400
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.170%	8/7/15 LOC	7,440	7,440
				244,005
New Hampshire (0.2%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.020%	8/7/15	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.020%	8/7/15	6,945	6,945

1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.030%	8/7/15	10,000	10,000
					24,945
New Jersey (3.3%)
	Bergen County NJ BAN	1.250%	12/23/15	23,300	23,399
	Brick Township NJ BAN	1.000%	12/17/15	4,800	4,812
	Brick Township NJ BAN	1.500%	12/17/15	5,030	5,051
	Brick Township NJ Municipal Utility Authority
	BAN	1.250%	3/31/16	7,250	7,294
	Burlington County NJ BAN	1.500%	5/17/16	22,919	23,145
	Burlington County NJ Bridge Commission
	Revenue BAN	1.250%	11/18/15	20,000	20,063
	Chatham Township NJ BAN	2.000%	7/13/16	3,450	3,501
	Cherry Hill Township NJ BAN	1.000%	10/22/15	5,600	5,610
	Cliffside Park Borough NJ BAN	2.000%	7/22/16	4,940	5,017
	Clifton NJ BAN	1.000%	10/14/15	5,100	5,108
	Essex County NJ Improvement Authority
	Revenue	1.500%	10/1/15	3,600	3,608
	Fair Lawn NJ BAN	1.000%	9/18/15	5,500	5,506
	Freehold Township NJ BAN	1.000%	12/14/15	13,400	13,440
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.800%	11/1/15 (Prere.)	6,000	6,084
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.800%	11/1/15 (Prere.)	2,500	2,535
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.800%	11/1/15 (Prere.)	5,000	5,069
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.800%	11/1/15 (Prere.)	5,000	5,070
	Garden State Preservation Trust New Jersey
	Revenue (Open Space & Farmland
	Preservation)	5.800%	11/1/15 (Prere.)	5,745	5,825
	Hopewell Township NJ BAN	1.500%	4/8/16	1,475	1,486
	Hudson County NJ Improvement Authority BAN	1.000%	11/25/15	6,500	6,514
	Hudson County NJ Improvement Authority BAN	1.000%	4/29/16	13,963	14,027
	Hudson County NJ Improvement Authority
	Pooled Revenue	2.000%	7/6/16	15,000	15,208
	Lakewood Township NJ BAN	1.500%	4/8/16	3,390	3,413
	Mahwah Township NJ BAN	1.000%	8/7/15	5,000	5,001
	Mahwah Township NJ BAN	1.000%	10/9/15	2,750	2,754
3	Mahwah Township NJ BAN	2.000%	8/5/16	5,550	5,641
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean
	Spray Cranberries Inc. Project) VRDO	0.150%	8/7/15 LOC	8,000	8,000
[1,2] New Jersey GO TOB PUT		0.110%	10/1/15 LOC	100,000	100,000
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.020%	8/7/15	2,200	2,200
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.020%	8/7/15	63,400	63,400

New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.030%	8/7/15	3,500	3,500
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/15 (Prere.)	2,650	2,700
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	8/7/15 LOC	15,000	15,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	8/7/15 LOC	28,000	28,000
1 Nuveen New Jersey Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	8/7/15 LOC	24,000	24,000
Ocean City NJ BAN	1.000%	12/3/15	4,160	4,170
Ocean City NJ BAN	2.000%	6/17/16	23,950	24,274
Old Bridge Township NJ BAN	1.000%	4/15/16	4,500	4,522
Paramus Borough NJ BAN	1.000%	2/19/16	5,800	5,823
3 Rahway NJ BAN	2.000%	8/5/16	7,400	7,506
Secaucus NJ BAN	1.250%	1/8/16	2,400	2,409
Wayne Township NJ BAN	2.000%	7/15/16	23,030	23,378
West Orange Township NJ BAN	1.000%	10/20/15	3,680	3,686
West Orange Township NJ BAN	1.250%	12/15/15	3,098	3,108
West Windsor Township NJ BAN	1.000%	11/20/15	4,800	4,812
Woodbridge Township NJ BAN	1.000%	8/21/15	35,000	35,015
				569,684
New Mexico (0.8%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.060%	8/7/15	39,395	39,395
New Mexico GO	2.000%	3/1/16	5,625	5,684
New Mexico GO	5.000%	3/1/16	5,300	5,448
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.020%	8/7/15	49,080	49,080
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.020%	8/7/15	24,800	24,800
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.020%	8/7/15	8,850	8,850
				133,257
New York (8.6%)
Albany County NY BAN	2.000%	5/27/16	28,400	28,792
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,155
Irondequoit NY GO	2.000%	4/22/16	6,500	6,575
Middletown NY City School District BAN	2.000%	6/29/16	23,995	24,327
New York City NY GO	4.000%	8/1/15	1,000	1,000
New York City NY GO	5.000%	8/1/15	24,690	24,690
New York City NY GO	5.000%	8/1/15	8,000	8,000
1 New York City NY GO TOB VRDO	0.030%	8/7/15	8,250	8,250
1 New York City NY GO TOB VRDO	0.040%	8/7/15	17,320	17,320
New York City NY GO VRDO	0.010%	8/3/15 LOC	4,945	4,945
New York City NY GO VRDO	0.010%	8/3/15 LOC	14,230	14,230
New York City NY GO VRDO	0.010%	8/3/15	2,300	2,300
New York City NY GO VRDO	0.010%	8/3/15	5,100	5,100
New York City NY GO VRDO	0.010%	8/3/15 LOC	16,700	16,700
New York City NY GO VRDO	0.010%	8/3/15	3,000	3,000
New York City NY GO VRDO	0.010%	8/3/15 LOC	2,725	2,725
New York City NY GO VRDO	0.010%	8/3/15	24,000	24,000

New York City NY GO VRDO	0.010%	8/7/15 LOC	53,580	53,580
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	8/7/15 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	8/7/15	35,840	35,840
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.020%	8/7/15	4,500	4,500
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.010%	8/7/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.020%	8/7/15 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.020%	8/7/15 LOC	3,600	3,600
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.030%	8/7/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	8/7/15	100,200	100,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	8/7/15 LOC	11,300	11,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.030%	8/7/15 LOC	15,000	15,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.030%	8/7/15 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.010%	8/7/15 LOC	17,575	17,575
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	8/7/15	5,000	5,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	50,000	50,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	12,215	12,215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/3/15	19,600	19,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/7/15	19,800	19,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	8/7/15	6,000	6,000
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.030%	8/7/15	18,200	18,200
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.040%	8/7/15	10,000	10,000

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.020%	8/7/15	90,700	90,700
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.040%	8/7/15	24,700	24,700
New York Metropolitan Transportation Authority
Revenue	0.500%	3/1/16	90,000	90,102
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.020%	8/7/15 (13)	42,605	42,605
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.020%	8/7/15 LOC	15,800	15,800
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	8/7/15 LOC	3,980	3,980
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	8/7/15 LOC	5,550	5,550
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	8/7/15	12,300	12,300
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.020%	8/7/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	8/7/15	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	8/7/15	6,420	6,420
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	8/7/15	40,000	40,000
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.010%	8/7/15 LOC	14,070	14,070
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.020%	8/7/15	1,000	1,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.030%	8/7/15	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.020%	8/7/15 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (100 Maiden Lane) VRDO	0.030%	8/7/15 LOC	16,500	16,500
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	8/7/15 LOC	67,500	67,500
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.020%	8/7/15 LOC	25,000	25,000
New York State Housing Finance Agency
Housing Revenue (8 East 102nd Street)
VRDO	0.010%	8/7/15 LOC	12,000	12,000
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.030%	8/7/15 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.020%	8/7/15 LOC	16,800	16,800
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.030%	8/7/15 LOC	8,300	8,300
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.030%	8/7/15 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.030%	8/7/15 LOC	13,000	13,000

New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.010%	8/7/15	23,000	23,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	8/7/15	16,885	16,885
New York State Local Government Assistance
Corp. Revenue VRDO	0.020%	8/7/15	18,700	18,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	8/3/15	13,890	13,890
New York State Power Authority Revenue CP	0.080%	8/5/15	27,700	27,700
New York State Power Authority Revenue CP	0.080%	8/13/15	9,962	9,962
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	8/7/15 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	8/7/15	18,100	18,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	8/7/15	13,620	13,620
North Hempstead NY BAN	0.850%	4/6/16	11,462	11,509
North Hempstead NY BAN	0.850%	4/6/16	2,400	2,409
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	8/7/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	8/7/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	8/7/15 LOC	25,500	25,500
1 Nuveen New York Dividend Advantage
Municipal Fund VRDP VRDO	0.100%	8/7/15 LOC	11,200	11,200
Port Washington NY Union Free School District
BAN	1.000%	8/7/15	3,475	3,476
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	8/7/15 LOC	8,000	8,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.030%	8/7/15 LOC	2,000	2,000
3 West Babylon NY Union Free School District
TAN	2.000%	6/24/16	8,350	8,473
				1,505,780
North Carolina (2.7%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.020%	8/7/15	54,010	54,010
Buncombe County NC Metropolitan Sewerage
District Sewerage System Revenue VRDO	0.020%	8/7/15	1,895	1,895
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.020%	8/7/15	7,495	7,495
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.020%	8/7/15	10,900	10,900
County of Cabarrus North Carolina GO	5.000%	3/1/16 (Prere.)	1,000	1,028
Forsyth County NC GO	5.000%	4/1/16	1,350	1,393
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/6/15	14,051	14,051
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.080%	8/6/15	14,133	14,133
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	9/1/15	20,000	20,000
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	9/2/15	17,928	17,928

North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.120%	9/9/15	14,051	14,051
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.090%	9/10/15	10,000	10,000
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	9/10/15	8,237	8,237
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	9/15/15	14,289	14,289
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.100%	9/16/15	20,000	20,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.030%	8/7/15	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.040%	8/7/15 LOC	9,520	9,520
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.040%	8/7/15 LOC	10,310	10,310
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.020%	8/7/15	10,575	10,575
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.020%	8/7/15	19,685	19,685
North Carolina GO	3.500%	5/1/16	4,120	4,221
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.030%	8/7/15 LOC	15,615	15,615
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.030%	8/7/15 LOC	6,095	6,095
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.220%	2/26/16	10,000	10,000
1 North Carolina Revenue TOB VRDO	0.030%	8/7/15	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.010%	8/7/15 LOC	13,280	13,280
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/16 (Prere.)	5,980	6,144
Raleigh NC Downtown Improvement Project
COP VRDO	0.030%	8/7/15	94,430	94,430
Raleigh NC Downtown Improvement Project
COP VRDO	0.030%	8/7/15	4,800	4,800
1 University of North Carolina University Revenue
TOB VRDO	0.020%	8/7/15	25,250	25,250
1 University of North Carolina University Revenue
TOB VRDO	0.030%	8/7/15	6,710	6,710
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.030%	8/7/15	19,490	19,490
				470,930
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.020%	8/7/15	19,950	19,950
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.040%	8/7/15	9,000	9,000
				28,950
Ohio (2.1%)
Butler County OH BAN	0.520%	7/28/16	2,400	2,400

Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.020%	8/7/15 LOC	19,275	19,275
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.030%	8/7/15	15,250	15,250
Columbus OH BAN	1.000%	8/28/15	4,500	4,503
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	8/7/15 LOC	13,550	13,550
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.030%	8/7/15 LOC	14,405	14,405
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.030%	8/7/15 LOC	4,780	4,780
Delaware OH BAN	1.000%	4/18/16	3,075	3,091
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.060%	6/1/16	5,750	5,750
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/15	20,150	20,150
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	8/7/15	45,240	45,240
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.040%	8/7/15 LOC	5,650	5,650
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	8/7/15	10,165	10,165
Huber Heights OH BAN	1.000%	6/2/16	14,489	14,563
Kent OH BAN	1.000%	9/2/15	2,355	2,357
Lakewood OH BAN	1.000%	4/7/16	3,690	3,709
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.110%	8/7/15 LOC	11,000	11,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.020%	8/7/15 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.020%	8/7/15	14,445	14,445
Ohio GO VRDO	0.010%	8/7/15	6,500	6,500
Ohio GO VRDO	0.030%	8/7/15	8,375	8,375
Ohio GO VRDO	0.030%	8/7/15	7,550	7,550
Ohio Higher Education GO	5.000%	5/1/16 (Prere.)	2,000	2,071
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.150%	10/6/15	11,000	11,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	8/7/15	16,615	16,615
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	8/7/15	27,825	27,825
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.040%	8/7/15	2,315	2,315
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.050%	8/7/15	14,980	14,980
Ohio State University General Receipts
Revenue VRDO	0.010%	8/7/15	36,060	36,060
Ohio State University General Receipts
Revenue VRDO	0.010%	8/7/15	13,495	13,495
				361,069

Oklahoma (0.2%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.030%	8/7/15 (13)	23,300	23,300
2 Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group) PUT	0.200%	2/26/16	14,600	14,600
				37,900
Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	11/1/15 (Prere.)	20,100	20,343
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.040%	8/7/15	33,705	33,705
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.060%	8/7/15	8,195	8,195
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.020%	8/7/15	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.040%	8/7/15	13,500	13,500
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.020%	8/7/15 LOC	6,300	6,300
				88,683
Pennsylvania (0.8%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	8/7/15 LOC	11,300	11,300
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	8/7/15 LOC	23,195	23,195
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.050%	8/7/15	11,300	11,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.050%	8/7/15	10,300	10,300
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.050%	8/7/15	5,000	5,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.050%	8/7/15	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.020%	8/7/15 LOC	2,500	2,500
Emmaus PA General Authority Revenue VRDO	0.020%	8/7/15 LOC	6,200	6,200
Emmaus PA General Authority Revenue VRDO	0.020%	8/7/15 LOC	8,700	8,700
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.030%	8/7/15	9,570	9,570
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.120%	8/7/15	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	14,335	14,335
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	10,535	10,535

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.040%	8/7/15	20,000	20,000
				144,810
Rhode Island (0.2%)
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.020%	8/7/15 LOC	7,065	7,065
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.020%	8/7/15 LOC	4,420	4,420
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	8/7/15	11,000	11,000
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Brown University) VRDO	0.010%	8/7/15	18,125	18,125
				40,610
South Carolina (1.0%)
Charleston County School District SC BAN	2.000%	5/4/16	49,565	50,228
Charleston County School District SC BAN	2.000%	5/4/16	24,105	24,427
1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.020%	8/7/15	1,550	1,550
Richland County SC BAN	1.500%	10/30/15	50,000	50,168
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.030%	8/7/15	4,750	4,750
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.040%	8/7/15 LOC	6,900	6,900
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.020%	8/7/15 LOC	6,700	6,700
1 South Carolina Public Service Authority
Revenue TOB PUT	0.120%	8/27/15 LOC	20,115	20,115
University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.020%	8/7/15 LOC	3,945	3,945
				168,783
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.020%	8/7/15	19,470	19,470
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.020%	8/7/15	17,000	17,000
				36,470
Tennessee (2.0%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.020%	8/7/15 LOC	4,500	4,500
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	8/7/15	17,500	17,500
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.020%	8/7/15 LOC	10,260	10,260
Hamilton County TN GO	5.000%	5/1/16	4,000	4,142

1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.030%	8/7/15	15,945	15,945
Memphis TN GO	4.000%	4/1/16	3,565	3,654
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.100%	4/24/16	25,000	25,000
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.030%	8/7/15	8,250	8,250
Montgomery County TN GO	4.500%	4/1/16 (Prere.)	2,330	2,395
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.030%	8/7/15	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	8/7/15 LOC	4,400	4,400
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.020%	8/7/15	22,900	22,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.080%	8/7/15 LOC	10,500	10,500
Shelby County TN GO	5.000%	4/1/16 (2)	1,630	1,681
Shelby County TN GO VRDO	0.020%	8/7/15	74,000	74,000
Tennessee GO	5.000%	10/1/15	6,500	6,552
Tennessee GO CP	0.100%	8/19/15	15,000	15,000
Tennessee GO CP	0.130%	10/7/15	28,000	28,000
Tennessee GO CP	0.150%	11/2/15	7,473	7,473
Tennessee GO CP	0.130%	11/10/15	30,000	30,000
Tennessee GO CP	0.120%	11/17/15	25,000	25,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.060%	8/7/15	6,670	6,670
1 Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)
TOB VRDO	0.030%	8/7/15	19,040	19,040
				349,112
Texas (8.5%)
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.030%	8/7/15 LOC	16,790	16,790
Austin TX Water & Wastewater System
Revenue VRDO	0.020%	8/7/15 LOC	4,870	4,870
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.080%	8/3/15	12,500	12,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.020%	8/7/15	5,500	5,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.020%	8/7/15	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.030%	8/7/15 LOC	19,220	19,220
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.040%	8/7/15	12,465	12,465
El Paso County TX Hospital District GO	5.000%	8/15/15 (Prere.)	6,450	6,462
3 Fort Worth TX GO	4.000%	3/1/16	9,120	9,299
Fort Worth TX GO	5.000%	3/1/16	2,600	2,673
Fort Worth TX Independent School District GO	2.000%	2/15/16	11,980	12,097
Fort Worth TX Water & Sewer Revenue	3.000%	2/15/16	10,715	10,875

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.020%	8/7/15 LOC	58,395	58,395
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	8/3/15	3,600	3,600
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.010%	8/3/15	6,100	6,100
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.040%	8/3/15	11,000	11,000
Harris County TX GO	5.000%	10/1/15	1,500	1,512
1 Harris County TX GO TOB VRDO	0.030%	8/7/15	8,070	8,070
1 Harris County TX GO TOB VRDO	0.030%	8/7/15	8,160	8,160
1 Harris County TX GO TOB VRDO	0.060%	8/7/15 (13)	11,600	11,600
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.020%	8/7/15 LOC	34,795	34,795
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	2,000	2,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.010%	8/3/15	10,600	10,600
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/15	3,560	3,603
2 Harris County TX Toll Road Revenue	0.450%	8/15/15	1,000	1,000
1 Harris County TX Toll Road Revenue TOB
VRDO	0.030%	8/7/15 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.020%	8/7/15	12,000	12,000
Houston TX GO	5.000%	3/1/16 (Prere.)	1,990	2,045
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.030%	8/7/15	6,665	6,665
Houston TX TRAN	2.000%	6/30/16	20,000	20,308
1 Houston TX Utility System Revenue TOB VRDO	0.020%	8/7/15 LOC	15,140	15,140
1 Houston TX Utility System Revenue TOB VRDO	0.020%	8/7/15	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.040%	8/7/15	17,540	17,540
1 Hutto TX Independent School District GO TOB
VRDO	0.030%	8/7/15	21,130	21,130
Keller TX Independent School Dist. GO	4.750%	8/15/15 (Prere.)	3,150	3,156
Lake Travis TX Independent School District GO	5.000%	2/15/16 (Prere.)	1,050	1,077
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,245	3,319
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,410	3,488
McKinney TX Independent School District GO	4.500%	2/15/16 (Prere.)	3,585	3,667
1 McKinney TX Independent School District GO
TOB PUT	0.120%	8/27/15 LOC	10,075	10,075
1 North East TX Independent School District GO
TOB VRDO	0.020%	8/7/15	31,305	31,305
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	8/7/15 (13)	14,000	14,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.030%	8/7/15 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.080%	8/7/15 (13)	22,360	22,360

North Texas Tollway Authority System Revenue
VRDO	0.020%	8/7/15 LOC	22,400	22,400
Northwest Texas Independent School District
GO VRDO	0.020%	8/7/15	8,170	8,170
1 Pearland TX GO TOB VRDO	0.030%	8/7/15 LOC	10,060	10,060
1 Pearland TX Independent School District GO
TOB VRDO	0.070%	8/7/15	9,000	9,000
Rockdale TX Independent School District GO	5.250%	2/15/16 (Prere.)	3,705	3,803
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	10,000	10,240
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,595	9,821
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.020%	8/7/15	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.030%	8/7/15	4,700	4,700
San Antonio TX Independent School District GO	1.250%	2/15/16	8,615	8,663
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.130%	8/7/15	5,555	5,555
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.020%	8/7/15 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project) VRDO	0.020%	8/7/15 LOC	55,000	55,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.030%	8/7/15 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.030%	8/7/15 LOC	38,305	38,305
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.020%	8/7/15	9,540	9,540
Texas (Veterans Housing Assistance Program)
GO VRDO	0.010%	8/7/15	55,255	55,255
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.030%	8/7/15	37,115	37,115
1 Texas GO TOB VRDO	0.020%	8/7/15	24,550	24,550
1 Texas GO TOB VRDO	0.020%	8/7/15	29,510	29,510
Texas GO Veterans Housing Assistance
Program VRDO	0.020%	8/7/15	3,000	3,000
Texas GO VRDO	0.010%	8/7/15	11,800	11,800
Texas GO VRDO	0.020%	8/7/15	51,475	51,475
Texas Public Finance Authority GO CP	0.060%	8/25/15	15,000	15,000
Texas TRAN	1.500%	8/31/15	236,500	236,765
Texas Transportation Commission Mobility Fund
GO	5.000%	4/1/16 (Prere.)	30,010	30,967
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.030%	8/7/15	20,410	20,410
Texas Transportation Commission Mobility Fund
GO VRDO	0.020%	8/7/15	27,800	27,800
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	1,645	1,696
1 Texas Transportation Commission Revenue
TOB VRDO	0.020%	8/7/15	20,240	20,240

1 Texas Transportation Commission Revenue
TOB VRDO	0.030%	8/7/15	13,700	13,700
1 Texas Water Development Board Revenue TOB
VRDO	0.020%	8/7/15	10,940	10,940
TRINITY RIV AUTH	0.150%	8/26/15	15,000	15,000
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.020%	8/7/15	12,560	12,560
University of Texas System Revenue Financing
System Revenue CP	0.080%	8/3/15	20,384	20,384
University of Texas System Revenue Financing
System Revenue VRDO	0.010%	8/7/15	71,935	71,935
Waco TX Health Facilities Development Corp.
Revenue (Hillcrest Health System, Inc.)	5.000%	8/1/16 (Prere.)	1,475	1,542
				1,488,412
Utah (0.8%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.030%	8/7/15 LOC	12,500	12,500
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.010%	8/7/15	50,000	50,000
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.040%	8/7/15 LOC	7,505	7,505
1 Utah County UT Hospital Revenue (IHC Health
Services, Inc.) TOB VRDO	0.030%	8/7/15	11,670	11,670
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.530%	8/7/15	640	640
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.050%	8/7/15	4,805	4,805
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.140%	8/7/15	2,300	2,300
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.020%	8/7/15	16,770	16,770
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.020%	8/7/15	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.070%	8/7/15	9,720	9,720
Utah Water Finance Agency Revenue VRDO	0.030%	8/7/15	9,830	9,830
				136,430
Vermont (0.3%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.020%	8/7/15 LOC	36,060	36,060
Vermont GO	5.000%	8/15/15	2,795	2,800
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	1,000	1,016
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	2,070	2,103
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	2,065	2,098
Vermont Municipal Bond Bank Rev	5.000%	12/1/15 (Prere.)	1,935	1,966
				46,043
Virginia (1.5%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.030%	8/7/15 LOC	6,955	6,955
Capital Beltway Funding Corp. Virginia Toll
Revenue (I-495 HOT Lanes Project) VRDO	0.010%	8/7/15 LOC	10,000	10,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.050%	8/7/15 LOC	12,750	12,750

Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.030%	8/7/15	24,150	24,150
Fairfax County VA Public Improvement GO	5.000%	10/1/15 (Prere.)	5,840	5,887
Hampton VA GO	5.000%	1/15/16	3,275	3,347
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.020%	8/7/15	18,855	18,855
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.020%	8/7/15 LOC	14,700	14,700
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.020%	8/7/15 LOC	4,400	4,400
1 Newport News VA GO TOB VRDO	0.030%	8/7/15	10,620	10,620
Norfolk VA GO VRDO	0.020%	8/7/15	22,910	22,910
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.040%	8/7/15 LOC	2,300	2,300
1 University of Virginia Revenue TOB VRDO	0.020%	8/7/15	22,245	22,245
Virginia Beach VA GO	5.000%	3/1/16	2,160	2,220
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	5,000	5,120
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,380	1,385
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.020%	8/7/15	12,035	12,035
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.040%	8/7/15	5,000	5,000
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.020%	8/7/15	49,800	49,800
Virginia Public School Authority Revenue	5.000%	8/1/15	2,405	2,405
Virginia Public School Authority Revenue	5.000%	4/15/16	3,910	4,040
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.020%	8/7/15	9,490	9,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.020%	8/7/15	8,900	8,900
				259,514
Washington (1.7%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.020%	8/7/15	12,185	12,185
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.020%	8/7/15	25,350	25,350
1 King County WA Sewer Revenue TOB VRDO	0.020%	8/7/15	2,100	2,100
1 Northwest Energy Washington Electric Revenue
(Columbia Generating Station) TOB VRDO	0.030%	8/7/15	2,750	2,750
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.020%	8/7/15	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.020%	8/7/15	19,300	19,300
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.040%	8/7/15 LOC	13,100	13,100

Tacoma WA School District No. 10 (Pierce
County) GO	1.000%	12/1/15	16,025	16,069
1 Washington GO TOB VRDO	0.020%	8/7/15	10,370	10,370
1 Washington GO TOB VRDO	0.020%	8/7/15	14,945	14,945
1 Washington GO TOB VRDO	0.030%	8/7/15	5,100	5,100
1 Washington GO TOB VRDO	0.030%	8/7/15	4,700	4,700
1 Washington GO TOB VRDO	0.030%	8/7/15	2,000	2,000
1 Washington Health Care Facilities Authority
Revenue (Children's Hospital and Regional
Medical Center) TOB VRDO	0.040%	8/7/15	9,900	9,900
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.020%	8/7/15	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.020%	8/7/15	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.040%	8/7/15	73,250	73,250
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.020%	8/7/15 LOC	14,765	14,765
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.020%	8/7/15	13,700	13,700
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.030%	8/7/15 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.040%	8/7/15 LOC	14,880	14,880
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.020%	8/7/15 LOC	4,900	4,900
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.020%	8/7/15 LOC	3,955	3,955
Washington State Housing Finance Commission
Multifamily Housing Revenue (Copper
Landing Apartments Project)	0.200%	8/1/15	5,750	5,750
				303,969
West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.020%	8/7/15 LOC	8,800	8,800
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.020%	8/7/15 LOC	78,515	78,515
				87,315
Wisconsin (3.1%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	12/1/15 (Prere.)	1,275	1,295
Milwaukee WI (Extendible) CP	0.150%	3/13/16	20,000	20,000
Milwaukee WI (Extendible) CP	0.170%	3/13/16	24,000	24,000
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.020%	8/7/15 LOC	5,490	5,490

University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	0.020%	8/7/15 LOC	27,675	27,675
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.030%	8/7/15	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.110%	10/1/15	17,500	17,500
Wisconsin GO	4.000%	5/1/16	5,000	5,142
Wisconsin GO	5.000%	5/1/16	9,500	9,840
Wisconsin GO	5.000%	5/1/16	5,025	5,205
Wisconsin GO	5.000%	5/1/16	4,600	4,764
Wisconsin GO	5.000%	5/1/16	1,000	1,035
Wisconsin GO CP	0.110%	1/31/16	20,372	20,372
Wisconsin GO CP	0.120%	2/1/16	50,000	50,000
Wisconsin GO CP	0.120%	2/1/16	63,000	63,000
Wisconsin GO CP	0.120%	2/1/16	63,082	63,082
Wisconsin GO CP	0.110%	2/6/16	27,200	27,200
Wisconsin GO CP	0.130%	4/10/16	25,000	25,000
1 Wisconsin GO TOB VRDO	0.020%	8/7/15	18,860	18,860
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.030%	8/7/15	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.020%	8/7/15 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/15	1,400	1,419
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.020%	8/7/15 LOC	16,000	16,000
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.080%	8/7/15	1,980	1,980
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.030%	8/7/15	52,510	52,510
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.040%	8/7/15	15,000	15,000
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.020%	8/7/15	21,990	21,990
				532,194
Wyoming (0.1%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.010%	8/7/15 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.020%	8/3/15 LOC	8,100	8,100
				24,100
Total Tax-Exempt Municipal Bonds (Cost $16,700,642)				16,700,642

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
4 Vanguard Municipal Cash Management Fund
(Cost $787,579)	0.026%	787,578,671	787,579

Total Investments (100.2%) (Cost $17,488,221)			17,488,221
Other Assets and Liabilities-Net (-0.2%)			(38,693)
Net Assets (100%)			17,449,528

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate value of these securities was $5,118,942,000, representing 29.3% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2015.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).

Tax-Exempt Money Market Fund

(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 17, 2015

VANGUARD MUNICIPAL BOND FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 17, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.